SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-69972)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 58    [X]
and
REGISTRATION STATEMENT (No. 811-3114)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.         [  ]
Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 (x) on March 1, 1997 pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (  ) on (             ) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (             ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on April 26, 1996.
FIDELITY SELECT PORTFOLIOS
CYCLICAL INDUSTRIES PORTFOLIO
NATURAL RESOURCES PORTFOLIO


CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Funds at a Glance; Who May Want
                                              to Invest

3     a, b   ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Funds at a Glance; Investment Principles and
                                              Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; The Funds at a Glance; Charter;
                                              Doing Business with Fidelity

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page; Charter

      f      ..............................   Expenses

      g      i.............................   Charter
             .

             ii............................   *
             ..

5A           ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transactions Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e, f   ..............................   *

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable
FIDELITY SELECT PORTFOLIOS
CYCLICAL INDUSTRIES PORTFOLIO
NATURAL RESOURCES PORTFOLIO

CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Description of the Trust

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a, b    ............................   *

         c       ............................   Trustees and Officers

16       a       i...........................   FMR,  Portfolio Transactions

                 ii..........................   Trustees and Officers

                 iii.........................   Management Contracts

         b       ............................   Management Contracts

         c, d    ............................   Contracts with FMR Affiliates

         e - g   ............................   *

         h       ............................   Description of the Trust

         i       ............................   Contracts with FMR Affiliates

17       a - c   ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trust

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22       a       ............................   *

         b       ............................   Performance

23               ............................   Financial Statements


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
Only Cyclical Industries and Natural Resources shares are offered through this Prospectus. The other 35 Select stock funds and the money market fund are offered through the Fidelity Select Portfolios Prospectus dated April 29, 1996, which is a part hereof. Throughout this Prospectus, the Fidelity Select Portfolios Prospectus dated April 29, 1996, is referred to as the "Select Prospectus."
To learn more about each fund and its investments, you can obtain a copy of
the Statement of Additional Information (SAI) dated    March 1    ,
199   7    . The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free
copy    of the SAI    , call Fidelity at 1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
SEL-   dis-    0   3    9   7
Each fund seeks to increase the value of your investment over the long term by investing mainly in equity securities of companies within a particular industry.
FIDELITY
SELECT
PORTFOLIOS(registered trademark)
CYCLICAL INDUSTRIES PORTFOLIO
   (fund number 515, trading symbol FCYCF*)
NATURAL RESOURCES PORTFOLIO
   (fund number 514, trading symbol FNATF*)
* TEMPORARY TRADING SYMBOL
PROSPECTUS
   MARCH 1    , 199   7    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS                                THE FUNDS AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EXPENSES Each fund's sales charge (load) and
                                         its yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to set up
                                         your account, including tax-sheltered retirement
                                         plans.

                                         HOW TO BUY SHARES Opening an account and making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS





KEY FACTS
THE FUNDS AT A GLANCE
GOAL: Capital appreciation (increase in the value of a fund's shares). As with any mutual fund, there is no assurance that a fund will achieve its goal.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for the funds.
CYCLICAL INDUSTRIES
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. NATURAL RESOURCES
    GROWTH

STRATEGY: Invests mainly in equity securities of companies that own or develop natural resources, or supply goods and services to such companies. WHO MAY WANT TO INVEST
Refer to the "Who May Want to Invest" section on page P-6 of the Select Prospectus for a general discussion of the types of investors for whom each of these stock funds is designed.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you    may     pay when you
buy, sell, or    exchange     shares of a fund.    In addition, you may be
charged an annual account maintenance fee if your account balance falls below $2,500. Lower sales charges may be available for accounts over
$250,000.     See    "Transaction Details,"     pages P-5   4     to
P-5   5     of the Select Prospectus   ,     for an explanation of how and
when these charges apply.
Maximum sales charge on purchases (as a % of offering price) 3.00%
Maximum sales charge on reinvested distributions None
Deferred sales charge on redemptions None
Maximum redemption fees
 on shares held 29 days or less (as a % of redemption amount) 0.75%
 on shares held 30 days or more $7.50
Exchange fee $7.50
Annual account maintenance fee (for accounts under $2,500) $12.00
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each
fund pays a management fee to FMR.    It     also incurs other expenses for
services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 6).
The following figures are based on estimated expenses, and are calculated as a percentage of average net assets.
EXAMPLES. Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated, first assuming that you leave your account open, and then assuming that you close your account at the end of the period.
The examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed

CYCLICAL INDUSTRIES   Management fee          .60%    After 1    $ 50   $ 58
                                                      year

                      12b-1 fee               None    After 3    $ 93   $ 101
                                                      years

                      Other expenses          1.46%

                      Total fund operating    2.06%
                      expenses

NATURAL RESOURCES     Management fee          .60%    After 1    $ 50   $ 58
                                                      year

                      12b-1 fee               None    After 3    $ 93   $ 101
                                                      years

                      Other expenses          1.46%

                      Total fund operating    2.06%
                      expenses

FINANCIAL HIGHLIGHTS
Financial information is not available for these funds because they were new when this Prospectus was printed.
PERFORMANCE
Each fund's fiscal year runs from March 1 through February 28. Because Cyclical Industries and Natural Resources were new funds when this Prospectus was printed, performance information is not available at this time.
Refer to the "Performance" section beginning on page P-30 of the Select Prospectus for a discussion of the terms used in presenting performance information.
THE FUNDS IN DETAIL
CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal.    E    ach fund is a
non-diversified fund of Fidelity Select Portfolios, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980.
The funds are managed by FMR, which    chooses their investments and
    handles their business affairs. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, assist FMR with foreign investments.
   Lawrence Rakers     is manager of Natural Resources, which he has
managed since the fund's commencement of operations. Refer to page P-34 in the Select Prospectus for additional biographical information.
Albert Ruback is manager of Cyclical Industries, which he has managed since
the fund's commencement of operations.    He also manages another Fidelity
fund. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving an MBA from Harvard Business School.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's
funds and services. Fidelity Service Co   mpany, Inc    . (FSC) performs
transfer agent servicing functions for    each     fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   A broker-dealer may use a portion of the commissions paid by the funds
to reduce custodian or transfer agent fees for those funds.     FMR may use
its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. Refer to the "Charter" section beginning on page P-34 of the Select Prospectus for more information about how each fund is organized. INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
Each fund seeks capital appreciation by concentrating its investments in the securities of companies in industries within its market sector. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named industries within its market sector. For this purpose, Natural Resources treats investments in precious metals, and instruments whose value is linked to the price of precious metals, as investments in its named industry. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
An issuer is considered to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
The funds may involve significantly greater risks and therefore may experience greater volatility than a diversified mutual fund. Because of their narrow focus, each fund's performance is closely tied to, and
affected by,    industries within its market sector    . Companies in an
industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly to and move in unison with these or other market conditions. Also, because the funds are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources; or their susceptibility to major setbacks or downturns.
The value of the funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. Of course, when you sell your shares of a fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. When FMR considers it appropriate for defensive purposes, each fund may temporarily invest substantially in investment-grade debt securities.
Refer to the "Investment Principles and Risks" section on page P-36 of the Select Prospectus for more information about the investment principles and risks associated with an investment in each fund.
CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of these materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food products, and other basic commodities. The fund may also invest in precious metals and instruments whose value is linked to precious metals.
SECURITIES AND INVESTMENT PRACTICES
In addition to the information below, pages P-42 through P-45 of the Select Prospectus contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this Prospectus. A complete listing of each fund's limitations and more detailed information about the funds' investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. For a free SAI, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of
issuers.    Lower quality debt securities are sometimes called "junk
bonds."
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets. ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, a fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total
assets in any one issuer. These limitations do not apply to    U.S.
Go    vernment securities or    securities of other     investment
companies. Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities identified for that fund. BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
LENDING. Lending securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 33% of a fund's total assets.
Refer to the "Securities and Investment Practices" sub-section beginning on page P-42 of the Select Prospectus for additional information about the types of instruments in which the funds may invest, strategies FMR may employ in pursuit of a fund's objective, and a summary of related risks. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. 1.NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. EACH FUND seeks capital appreciation.
EACH FUND invests at least 25% of its total assets in securities of companies principally engaged in the business activities identified for the fund.
EACH FUND may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, for each fund, may not exceed 33% of total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page 7 of this Prospectus.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
EACH FUND'S management fee is calculated and paid to FMR every month. The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the respective fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
The individual fund fee rate is 0.30% for the funds.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
2.OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
The funds contract with FSC to perform many transactions and accounting functions. These services include processing shareholder transactions, valuing each fund's investments, and handling securities loans.
The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce the fund's custodian or transfer agent fees.
Each fund's annualized portfolio turnover rate is not expected to exceed 200% in its first fiscal period. These rates varies from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT
DOING BUSINESS WITH FIDELITY
Refer to the "Doing Business With Fidelity" section on page P-49 of the Select Prospectus for information about Fidelity as a company and how to obtain general information.
TYPES OF ACCOUNTS
Refer to the "Types of Accounts" section on page P-49 of the Select Prospectus for details on the types of accounts available and the different ways to set them up.
HOW TO BUY SHARES
Refer to the "How to Buy Shares" section on page P-50 of the Select Prospectus for details on how to purchase shares of the funds and the minimum investment amounts.
HOW TO SELL SHARES
Refer to the "How to Sell Shares" section on page P-51 of the Select Prospectus for details on how to take money out and close your account. INVESTOR SERVICES
Refer to the "Investor Services" section on page P-52 of the Select Prospectus for details on the services available to shareholders of the funds to help them manage their accounts.
SHAREHOLDER AND ACCOUNT POLICIES
DIVIDENDS, CAPITAL GAINS, AND TAXES
Refer to the "Dividends, Capital Gains, and Taxes" section beginning on page P-53 of the Select Prospectus for information about capital gains and dividends, distribution options, and taxes.
TRANSACTION DETAILS
Refer to the "Transaction Details" section beginning on page P-54 of the Select Prospectus for information about share price calculations, the timing of purchases and redemptions, and executing trades on your account. EXCHANGE RESTRICTIONS
Refer to the "Exchange Restrictions" section beginning on page P-55 of the Select Prospectus for information and limitations on making exchanges from and between the funds.
SALES CHARGE REDUCTIONS AND WAIVERS
Refer to the "Sales Charge Reductions and Waivers" section beginning on page P-56 of the Select Prospectus for information about when the sales charge may be reduced or waived.

SUPPLEMENT TO THE FIDELITY SELECT
PORTFOLIOS(registered trademark) APRIL 29, 1996 PROSPECTUS
Effective July 18, 1996, Fidelity Select Consumer Products Portfolio changed its name to Fidelity Select Consumer Industries Portfolio.
The following information updates the similar information found in the section entitled "FMR and Its Affiliates," beginning on page P-34.
Tom Allen is manager of Insurance, which he has managed since February 1997. Mr. Allen joined Fidelity as an analyst in 1995, after receiving his MBA from Harvard Business School. Previously, he worked at Price Waterhouse from 1987 to 1993, finishing as an audit manager, and as a summer intern at Massachusetts Financial Services in 1994.
Paul Antico is manager of Leisure and Consumer Industries, both of which he has managed since January 1997. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Antico has worked as an analyst and manager.
Ramin Arani is manager of Retailing, which he has managed since January 1997. Previously, he worked as an analyst. Mr. Arani joined Fidelity as a research associate in 1992, after receiving his bachelor of arts degree from Tufts University.
John Avery is manager of Chemicals and Regional Banks, which he has managed since July 1995 and September 1996, respectively. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. He earned his MBA from The Wharton School at the University of Pennsylvania.
Jean-Marc Berteaux is manager of Transportation, which he has managed since January 1997. Mr. Berteaux joined Fidelity as an analyst in 1994, after receiving his MBA from the European Institute of Business Administration (INSEAD) in France. Previously, he was an assistant vice president for the Banque National de Paris in Montreal from 1992 to 1993.
Stephen Binder is manager of Natural Gas, which he has managed since November 1996. Since joining Fidelity in 1989 he has worked as an analyst and manager.
Minerva Butler is manager of Industrial Equipment, which she has managed since February 1997. Previously, she managed other Fidelity funds. Ms. Butler joined Fidelity in 1995 as an analyst, after earning her MBA from Stanford University. Before that, she was an internal audit supervisor for US West, Inc., from 1989 to 1992.
Douglas Chase is manager of Automotive and Industrial Materials, which he has managed since May 1996 and November 1994, respectively. He also manages another Fidelity fund. Mr. Chase joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Michigan.
George Domolky is manager of Precious Metals and Minerals and American Gold, both of which he has managed since February 1997. Previously, he managed Canada from 1987 to 1996 as well as other Fidelity funds. Mr. Domolky joined Fidelity in 1981.
Robert Ewing is manager of Environmental Services and Energy Service, which he has managed since January 1996 and November 1996, respectively. Since joining Fidelity in 1990, Mr. Ewing has worked as an analyst and manager. Peter Fruzzetti is manager of Brokerage and Investment Management, which he has managed since February 1997. Previously, he worked as an analyst. Mr. Fruzzetti joined Fidelity as a research associate in 1993, after receiving a bachelor of science degree in finance from Boston College.
Adam Hetnarski is manager of Technology, which he has managed since March 1996. He also manages other Fidelity funds. Mr. Hetnarski joined Fidelity in 1991 as an analyst.
Andy Kaplan is manager of Electronics, which he has managed since August 1996. Mr. Kaplan joined Fidelity as an analyst in 1995. Previously, he was an analyst with T. Rowe Price in 1994, and an associate director of consulting for Edward S. Gordon Company in New York City from 1988 through 1993.
Scott Offen is manager of Food and Agriculture, which he has managed since November 1996. Since joining Fidelity in 1985, Mr. Offen has worked as an analyst and manager.
Lawrence Rakers is manager of Paper and Forest Products and Energy, which he has managed since February 1996 and January 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Kevin Richardson is manager of Air Transportation and Defense and Aerospace, which he has managed since May 1996 and January 1997, respectively. Mr. Richardson joined Fidelity as an analyst in 1994, after receiving his MBA from the University of North Carolina at Chapel Hill. Previously, he was an equity analyst with Kidder, Peabody & Company from 1991 to 1992.
Nick Romano is manager of Developing Communications, which he has managed since February 1997. Mr. Romano joined Fidelity as an analyst in 1995, after receiving his MBA from the Stern School of Business at New York University. Previously, he worked for Bank of New York from 1990 to 1995, finishing as a credit analyst.
William Rubin is manager of Home Finance, which he has managed since October 1996. Mr. Rubin joined Fidelity in 1994 as an analyst, after receiving his MBA from Harvard Business School. Previously, he was an analyst for VLSI Technologies from 1990 to 1992.
Louis Salemy is manager of Financial Services, which he has managed since December 1994. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst and manager. Previously, he was a security analyst for Loomis, Sayles and Company from 1989 to 1992.
Peter Saperstone is manager of Construction and Housing which he has managed since August 1996. Previously, he was an equity analyst. Prior to joining Fidelity in August 1995, Mr. Saperstone was an equity research analyst at Gabelli & Company, Inc., from 1993 to 1995, and a credit analyst at National Westminster Bank USA from 1991 to 1993.
Erin Sullivan is manager of Software and Computer Services, which she has managed since January 1997. Previously, she managed another Fidelity fund. Ms. Sullivan joined Fidelity as a research associate in 1991, after receiving a bachelor of arts degree from Harvard University. Since then, she has worked as an analyst and manager.
Michael Tempero is manager of Computers, which he has managed since January 1997. Previously, he managed other Fidelity funds. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving an MBA from the University of Chicago. Mr. Tempero also earned a master of science degree in economics from the London School of Economics in 1992.
Nick Thakore is manager of Telecommunications, which he has managed since July 1996. Previously, he was an equity analyst. Mr. Thakore joined Fidelity in 1993 after receiving an MBA from The Wharton School at the University of Pennsylvania. Prior to that, he was a real estate analyst for Prudential Properties Company from 1989 to 1991.
Deborah Wheeler is manager of Medical Delivery which she has managed since November 1996. Since joining Fidelity in 1986, Ms. Wheeler has worked as an analyst and manager.
The following information supplements that found in the "Securities and Investment Practices" section beginning on page P-42.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The money market fund does not currently intend to invest in a money market fund.
The following information replaces similar information found on page P-50:
MINIMUM INVESTMENTS
    GROWTH

TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $250 Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE P-52.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found in "How to Sell Shares" on page P-51:
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on page P-55:
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
The following information replaces similar information beginning on page
P-56:
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)
7. If you are a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 29, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888. INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
SEL-pro-496
Each stock fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular industry. The money market fund seeks high current income while maintaining a stable $1.00 share price by investing in high-quality, short-term money market securities.
FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)
AIR TRANSPORTATION PORTFOLIO
AMERICAN GOLD PORTFOLIO
AUTOMOTIVE PORTFOLIO
BIOTECHNOLOGY PORTFOLIO
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
CHEMICALS PORTFOLIO
COMPUTERS PORTFOLIO
CONSTRUCTION AND HOUSING PORTFOLIO
CONSUMER PRODUCTS PORTFOLIO
DEFENSE AND AEROSPACE PORTFOLIO
DEVELOPING COMMUNICATIONS PORTFOLIO
ELECTRONICS PORTFOLIO
ENERGY PORTFOLIO
ENERGY SERVICE PORTFOLIO
ENVIRONMENTAL SERVICES PORTFOLIO
FINANCIAL SERVICES PORTFOLIO
FOOD AND AGRICULTURE PORTFOLIO
HEALTH CARE PORTFOLIO
HOME FINANCE PORTFOLIO
INDUSTRIAL EQUIPMENT PORTFOLIO
INDUSTRIAL MATERIALS PORTFOLIO
INSURANCE PORTFOLIO
LEISURE PORTFOLIO
MEDICAL DELIVERY PORTFOLIO
MULTIMEDIA PORTFOLIO
NATURAL GAS PORTFOLIO
PAPER AND FOREST PRODUCTS PORTFOLIO
PRECIOUS METALS AND MINERALS PORTFOLIO
REGIONAL BANKS PORTFOLIO
RETAILING PORTFOLIO
SOFTWARE AND COMPUTER SERVICES PORTFOLIO
TECHNOLOGY PORTFOLIO
TELECOMMUNICATIONS PORTFOLIO
TRANSPORTATION PORTFOLIO
UTILITIES GROWTH PORTFOLIO
MONEY MARKET PORTFOLIO
PROSPECTUS
APRIL 29, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS                                THE FUNDS AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EXPENSES Each fund's sales charge (load) and
                                         its yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE How each fund has done over
                                         time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to set up
                                         your account, including tax-sheltered retirement
                                         plans.

                                         HOW TO BUY SHARES Opening an account and making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS


   KEY FACTS


THE FUNDS AT A GLANCE
STOCK FUNDS' GOAL: Capital appreciation (increase in the value of a fund's shares). As with any mutual fund, there is no assurance that a fund will achieve its goal.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for some of the stock funds. FMR Texas Inc. (FTX), a subsidiary of FMR, chooses investments for the money market fund.
AIR TRANSPORTATION
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
SIZE: As of February 29, 1996 the fund had over $75 million in assets. AMERICAN GOLD
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals, and may also invest directly in precious metals.
SIZE: As of February 29, 1996 the fund had over $451 million in assets.
AUTOMOTIVE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, marketing, or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
SIZE: As of February 29, 1996 the fund had over $55 million in assets. BIOTECHNOLOGY
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes.
SIZE: As of February 29, 1996 the fund had over $1.0 billion in assets. BROKERAGE AND INVESTMENT MANAGEMENT
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
SIZE: As of February 29, 1996 the fund had over $38 million in assets.
CHEMICALS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
SIZE: As of February 29, 1996 the fund had over $89 million in assets.
COMPUTERS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
SIZE: As of February 29, 1996 the fund had over $527 million in assets. CONSTRUCTION AND HOUSING
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries.
SIZE: As of February 29, 1996 the fund had over $42 million in assets. CONSUMER PRODUCTS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture and distribution of goods to consumers.
SIZE: As of February 29, 1996 the fund had over $22 million in assets. DEFENSE AND AEROSPACE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
SIZE: As of February 29, 1996 the fund had over $26 million in assets. DEVELOPING COMMUNICATIONS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the development, manufacture, or sale of emerging communications services or equipment.
SIZE: As of February 29, 1996 the fund had over $333 million in assets. ELECTRONICS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the design, manufacture, or sale of electronic components, equipment vendors to electronic component manufacturers, electronic component distributors, and electronic instruments and electronics systems vendors.
SIZE: As of February 29, 1996 the fund had over $1.1 billion in assets.
ENERGY
    GROWTH

STRATEGY: Invests mainly in equity securities of companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
SIZE: As of February 29, 1996 the fund had over $119 million in assets. ENERGY SERVICE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
SIZE: As of February 29, 1996 the fund had over $273 million in assets. ENVIRONMENTAL SERVICES
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control.
SIZE: As of February 29, 1996 the fund had over $27 million in assets. FINANCIAL SERVICES
    GROWTH

STRATEGY: Invests mainly in equity securities of companies providing financial services to consumers and industry.
SIZE: As of February 29, 1996 the fund had over $270 million in assets. FOOD AND AGRICULTURE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.
SIZE: As of February 29, 1996 the fund had over $301 million in assets. HEALTH CARE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the design, manufacture, or sale of products or services used for, or in connection with, health care or medicine.
SIZE: As of February 29, 1996 the fund had over $1.5 billion in assets. HOME FINANCE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.
SIZE: As of February 29, 1996 the fund had over $617 million in assets. INDUSTRIAL EQUIPMENT
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
SIZE: As of February 29, 1996 the fund had over $137 million in assets. INDUSTRIAL MATERIALS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.
SIZE: As of February 29, 1996 the fund had over $86 million in assets.
INSURANCE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
SIZE: As of February 29, 1996 the fund had over $38 million in assets.
LEISURE
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the design, production, or distribution of goods or services in the leisure industries.
SIZE: As of February 29, 1996 the fund had over $85 million in assets. MEDICAL DELIVERY
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
SIZE: As of February 29, 1996 the fund had over $295 million in assets.
MULTIMEDIA
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
SIZE: As of February 29, 1996 the fund had over $94 million in assets.
NATURAL GAS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
SIZE: As of February 29, 1996 the fund had over $60 million in assets. PAPER AND FOREST PRODUCTS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.
SIZE: As of February 29, 1996 the fund had over $27 million in assets. PRECIOUS METALS AND MINERALS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and may also invest directly in precious metals.
SIZE: As of February 29, 1996 the fund had over $467 million in assets. REGIONAL BANKS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.
SIZE: As of February 29, 1996 the fund had over $315 million in assets.
RETAILING
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in merchandising finished goods and services primarily to individual consumers.
SIZE: As of February 29, 1996 the fund had over $44 million in assets. SOFTWARE AND COMPUTER SERVICES
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
SIZE: As of February 29, 1996 the fund had over $337 million in assets.
TECHNOLOGY
    GROWTH

STRATEGY: Invests mainly in equity securities of companies which FMR believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
SIZE: As of February 29, 1996 the fund had over $483 million in assets. TELECOMMUNICATIONS
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in the development, manufacture, or sale of communications services or communications equipment.
SIZE: As of February 29, 1996 the fund had over $468 million in assets. TRANSPORTATION
    GROWTH

STRATEGY: Invests mainly in equity securities of companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
SIZE: As of February 29, 1996 the fund had over $11 million in assets. UTILITIES GROWTH
    GROWTH

STRATEGY: Invests mainly in equity securities of companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
SIZE: As of February 29, 1996 the fund had over $266 million in assets. MONEY MARKET
    GROWTH

GOAL: Income while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term money market securities of all types.
SIZE: As of February 29, 1996 the fund had over $610 million in assets.
WHO MAY WANT TO INVEST
The stock funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within an industry or group of industries. The funds are designed for those who are interested in actively monitoring the progress of, and can accept the risks of, industry-focused investing. Because the funds are so narrowly focused, changes in a particular industry can have a substantial impact on a fund's share price. Most of the funds are non-diversified and may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund. The value of the stock funds' investments will vary from day to day, and generally reflect market and industry conditions, interest rates, and other company, political, or economic news both here and abroad. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. When you sell your stock fund shares, they may be worth more or less than what you paid for them.
The money market fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The money market fund is designed for use in connection with exchanges between the stock funds. Since this money market fund is sold with a sales charge, it is not recommended that you invest in the money market fund unless you intend to use it for that purpose.
By themselves, the funds do not constitute a balanced investment plan.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell, or hold shares of a fund. See pages to for an explanation of how and when these charges apply. Lower sales charges may be available for accounts over $250,000.
Maximum sales charge on purchases (as a % of offering price) 3.00%
Maximum sales charge on reinvested distributions None
Deferred sales charge on redemptions None
Maximum redemption fees (stock funds only) on shares held 29 days or less (as a % of redemption amount) 0.75%
 on shares held 30 days or more $7.50
Exchange fee (stock funds only) $7.50
Annual account maintenance fee (for accounts under $2,500) $12.00

ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page ).
The following are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets. A portion of the brokerage commissions that the funds paid was used to reduce fund expenses. In addition, the funds have entered into arrangements with their custodians and transfer agents whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been lower.
EXAMPLES. Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated, first assuming that you leave your account open, and then assuming that you close your account at the end of the period.
The examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


AIR TRANSPORTATION    Management fee      .61%   After 1     $47    $55
                                                 year

                      12b-1 fee           None   After 3     $82    $90
                                                                     years

                      Other expenses      1.08   After 5     $119   $127
                                          %      years

                     Total fund operating 1.69   After 10    $224   $232
                      expenses            %A     years

AMERICAN GOLD         Management fee     .61%   After 1     $44    $52
                                                year

                      12b-1 fee           None   After 3     $75    $83
                                                 years

                      Other expenses     .85%   After 5     $107   $115
                                                years

                    Total fund operating  1.46   After 10    $199   $207
                      expenses            %      years

AUTOMOTIVE            Management fee      .61%   After 1     $49    $57
                                                 year

                      12b-1 fee           None   After 3     $89    $97
                                                 years

                      Other expenses      1.32   After 5     $131   $139
                                          %      years

                    Total fund operating  1.93   After 10    $249   $257
                      expenses            %A     years

BIOTECHNOLOGY         Management fee      .61%   After 1     $45    $53
                                                 year

                      12b-1 fee           None   After 3     $78    $86
                                                 years

                      Other expenses      .95%   After 5     $112   $120
                                                 years

                    Total fund operating  1.56   After 10    $210   $218
                      expenses            %A     years

BROKERAGE AND INVESTMENT
MANAGEMENT            Management fee      .61%   After 1     $50    $58
                                                 year

                      12b-1 fee           None   After 3     $91    $99
                                                 years

                      Other expenses      1.40   After 5     $135   $143
                                          %      years

                    Total fund operating  2.01   After 10    $257   $265
                      expenses            %A     years


A A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUNDS PAY IS USED TO REDUCE THE FUNDS' EXPENSES. IN ADDITION, THE FUNDS HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIANS AND TRANSFER AGENTS WHEREBY INTEREST EARNED ON UNINVESTED CASH BALANCES IS USED TO REDUCE TRANSFER AGENT EXPENSES. IF THESE REDUCTIONS ARE INCLUDED, THE TOTAL OPERATING EXPENSES FOR THE RESPECTIVE FUNDS WOULD BE: AIR TRANSPORTATION 1.63%; AUTOMOTIVE 1.92%; BIOTECHNOLOGY 1.55%; AND BROKERAGE AND INVESTMENT MANAGEMENT 1.98%.
      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


CHEMICALS         Management fee          .61%   After 1     $51    $59
                                                 year

                  12b-1 fee               None   After 3     $94    $102
                                                 years

                  Other expenses          1.48   After 5     $139   $147
                                          %      years

                  Total fund operating    2.09   After 10    $265   $273
                  expenses                %A     years

COMPUTERS         Management fee          .61%   After 1     $45    $53
                                                 year

                  12b-1 fee               None   After 3     $75    $83
                                                 years

                  Other expenses          .86%   After 5     $108   $116
                                                 years

                  Total fund operating    1.47   After 10    $200   $208
                  expenses                %A     years

CONSTRUCTION AND
HOUSING           Management fee          .61%   After 1     $45    $53
                                                 year

                  12b-1 fee               None   After 3     $77    $85
                                                 years

                  Other expenses          .91%   After 5     $110   $118
                                                 years

                  Total fund operating    1.52   After 10    $206   $214
                  expenses                %A     years

CONSUMER
PRODUCTS          Management fee          .61%   After 1     $48    $56
                                                 year

                  12b-1 fee               None   After 3     $85    $93
                                                 years

                  Other expenses          1.20   After 5     $125   $133
                                          %      years

                  Total fund operating    1.81   After 10    $236   $244
                  expenses                %A     years

DEFENSE AND
AEROSPACE         Management fee          .61%   After 1     $51    $59
                                                 year

                  12b-1 fee               None   After 3     $94    $102
                                                 years

                  Other expenses          1.49   After 5     $139   $147
                                          %      years

                  Total fund operating    2.10   After 10    $266   $274
                  expenses                %A     years

DEVELOPING
COMMUNICATIONS    Management fee          .61%   After 1     $46    $54
                                                 year

                  12b-1 fee               None   After 3     $79    $87
                                                 years

                  Other expenses          1.00   After 5     $115   $123
                                          %      years

                  Total fund operating    1.61   After 10    $215   $223
                  expenses                %A     years

ELECTRONICS       Management fee          .61%   After 1     $43    $51
                                                 year

                  12b-1 fee               None   After 3     $71    $79
                                                 years

                  Other expenses          .73%   After 5     $101   $109
                                                 years

                  Total fund operating    1.34   After 10    $186   $194
                  expenses                %A     years

ENERGY            Management fee          .61%   After 1     $47    $55
                                                 year

                  12b-1 fee               None   After 3     $83    $91
                                                 years

                  Other expenses          1.11   After 5     $121   $129
                                          %      years

                  Total fund operating    1.72   After 10    $227   $235
                  expenses                %      years


      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed

ENERGY SERVICE           Management fee          .61%   After 1     $47   $55
                                                        year

                         12b-1 fee               None   After 3     $84   $92
                                                        years

                         Other expenses          1.15   After 5     $12   $13
                                                 %      years       3     1

                         Total fund operating    1.76   After 10    $23   $23
                         expenses                %A     years       1     9

ENVIRONMENTAL SERVICES   Management fee          .61%   After 1     $54   $62
                                                        year

                         12b-1 fee               None   After 3     $10   $11
                                                        years       5     3

                         Other expenses          1.86   After 5     $15   $16
                                                 %      years       8     6

                         Total fund operating    2.47   After 10    $30   $31
                         expenses                %A     years       2     0

FINANCIAL SERVICES       Management fee          .61%   After 1     $45   $53
                                                        year

                         12b-1 fee               None   After 3     $76   $84
                                                        years

                         Other expenses          .89%   After 5     $10   $11
                                                        years       9     7

                         Total fund operating    1.50   After 10    $20   $21
                         expenses                %A     years       4     2

FOOD AND AGRICULTURE     Management fee          .61%   After 1     $45   $53
                                                        year

                         12b-1 fee               None   After 3     $76   $84
                                                        years

                         Other expenses          .89%   After 5     $10   $11
                                                        years       9     7

                         Total fund operating    1.50   After 10    $20   $21
                         expenses                %A     years       4     2

HEALTH CARE              Management fee          .61%   After 1     $43   $51
                                                        year

                         12b-1 fee               None   After 3     $71   $79
                                                        years

                         Other expenses          .74%   After 5     $10   $11
                                                        years       2     0

                         Total fund operating    1.35   After 10    $18   $19
                         expenses                %A     years       8     6

HOME FINANCE             Management fee          .61%   After 1     $44   $52
                                                        year

                         12b-1 fee               None   After 3     $74   $82
                                                        years

                         Other expenses          .81%   After 5     $10   $11
                                                        years       5     3

                         Total fund operating    1.42   After 10    $19   $20
                         expenses                %A     years       5     3

INDUSTRIAL EQUIPMENT     Management fee          .61%   After 1     $46   $54
                                                        year

                         12b-1 fee               None   After 3     $80   $88
                                                        years

                         Other expenses          1.04   After 5     $11   $12
                                                 %      years       7     5

                         Total fund operating    1.65   After 10    $22   $22
                         expenses                %A     years       0     8

INDUSTRIAL MATERIALS     Management fee          .61%   After 1     $48   $56
                                                        year

                         12b-1 fee               None   After 3     $85   $93
                                                        years

                         Other expenses          1.18   After 5     $12   $13
                                                 %      years       4     2

                         Total fund operating    1.79   After 10    $23   $24
                         expenses                %A     years       4     2

A A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUNDS PAY IS USED TO REDUCE THE FUNDS' EXPENSES. IN ADDITION, THE FUNDS HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIANS AND TRANSFER AGENTS WHEREBY INTEREST EARNED ON UNINVESTED CASH BALANCES IS USED TO REDUCE TRANSFER AGENT EXPENSES. IF THESE REDUCTIONS ARE INCLUDED, THE TOTAL OPERATING EXPENSES FOR THE RESPECTIVE FUNDS WOULD BE: CHEMICALS 2.07%; COMPUTERS 1.45%; CONSTRUCTION AND HOUSING 1.49%; CONSUMER PRODUCTS 1.76%; DEFENSE AND AEROSPACE 2.08%; DEVELOPING COMMUNICATIONS 1.59%; ELECTRONICS 1.31%; ENERGY SERVICE 1.75%; ENVIRONMENTAL SERVICES 2.43%; FINANCIAL SERVICES 1.49%; FOOD AND AGRICULTURE 1.49%; HEALTH CARE 1.34%; HOME FINANCE 1.39%; INDUSTRIAL EQUIPMENT 1.64%; AND INDUSTRIAL MATERIALS 1.76%.
      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


INSURANCE           Management fee          .61%   After 1     $49   $57
                                                   year

                    12b-1 fee               None   After 3     $89   $97
                                                   years

                    Other expenses          1.33   After 5     $13   $14
                                            %      years       2     0

                    Total fund operating    1.94   After 10    $25   $25
                    expenses                %A     years       0     8

LEISURE             Management fee          .61%   After 1     $47   $55
                                                   year

                    12b-1 fee               None   After 3     $82   $90
                                                   years

                    Other expenses          1.08   After 5     $11   $12
                                            %      years       9     7

                    Total fund operating    1.69   After 10    $22   $23
                    expenses                %A     years       4     2

MEDICAL DELIVERY    Management fee          .61%   After 1     $47   $55
                                                   year

                    12b-1 fee               None   After 3     $84   $92
                                                   years

                    Other expenses          1.15   After 5     $12   $13
                                            %      years       3     1

                    Total fund operating    1.76   After 10    $23   $23
                    expenses                %A     years       1     9

MULTIMEDIA          Management fee          .61%   After 1     $46   $54
                                                   year

                    12b-1 fee               None   After 3     $81   $89
                                                   years

                    Other expenses          1.06   After 5     $11   $12
                                            %      years       8     6

                    Total fund operating    1.67   After 10    $22   $23
                    expenses                %A     years       2     0

NATURAL GAS         Management fee          .61%   After 1     $48   $56
                                                   year

                    12b-1 fee               None   After 3     $85   $93
                                                   years

                    Other expenses          1.20   After 5     $12   $13
                                            %      years       5     3

                    Total fund operating    1.81   After 10    $23   $24
                    expenses                %A     years       6     4

PAPER AND FOREST
PRODUCTS            Management fee          .61%   After 1     $51   $59
                                                   year

                    12b-1 fee               None   After 3     $94   $10
                                                   years             2

                    Other expenses          1.48   After 5     $13   $14
                                            %      years       9     7

                    Total fund operating    2.09   After 10    $26   $27
                    expenses                %A     years       5     3

PRECIOUS METALS
AND MINERALS        Management fee          .61%   After 1     $46   $54
                                                   year

                    12b-1 fee               None   After 3     $79   $87
                                                   years

                    Other expenses          1.00   After 5     $11   $12
                                            %      years       5     3

                    Total fund operating    1.61   After 10    $21   $22
                    expenses                %      years       5     3

REGIONAL BANKS      Management fee          .61%   After 1     $45   $53
                                                   year

                    12b-1 fee               None   After 3     $75   $83
                                                   years

                    Other expenses          .86%   After 5     $10   $11
                                                   years       8     6

                    Total fund operating    1.47   After 10    $20   $20
                    expenses                %A     years       0     8


      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


RETAILING           Management fee          .61%   After 1     $50   $58
                                                   year

                    12b-1 fee               None   After 3     $93   $10
                                                   years             1

                    Other expenses          1.46   After 5     $13   $14
                                           %      years       8     6

                    Total fund operating    2.07   After 10    $26   $27
                    expenses                %A     years       3     1

SOFTWARE AND
COMPUTER SERVICES   Management fee          .61%   After 1     $45   $53
                                                   year

                    12b-1 fee               None   After 3     $77   $85
                                                   years

                    Other expenses          .94%   After 5     $11   $12
                                                   years       2     0

                    Total fund operating    1.55   After 10    $20   $21
                    expenses                %A     years       9     7

TECHNOLOGY          Management fee          .61%   After 1     $44   $52
                                                   year

                    12b-1 fee               None   After 3     $75   $83
                                                   years

                    Other expenses          .85%   After 5     $10   $11
                                                   years       7     5

                    Total fund operating    1.46   After 10    $19   $20
                    expenses                %A     years       9     7

TELECOMMUNICATIONS  Management fee          .61%   After 1     $45   $53
                                                   year

                    12b-1 fee               None   After 3     $77   $85
                                                   years

                    Other expenses          .94%   After 5     $11   $12
                                                   years       2     0

                    Total fund operating    1.55   After 10    $20   $21
                    expenses                %      years       9     7

TRANSPORTATION      Management fee          .02%   After 1     $55   $63
                                                   year

                    12b-1 fee               None   After 3     $10   $11
                                                   years       6     4

                    Other expenses          2.48   After 5     $15   $16
                                            %      years       9     7

                   Total fund operating    2.50   After 10    $30   $31
                   expenses                %A,B   years       5     3

UTILITIES GROWTH    Management fee          .61%   After 1     $44   $52
                                                   year

                    12b-1 fee               None   After 3     $74   $82
                                                   years

                    Other expenses          .84%   After 5     $10   $11
                                                  years       7     5

                    Total fund operating    1.45   After 10    $19   $20
                    expenses                %A     years       8     6

MONEY MARKET        Management fee          .24%   After 1     $36   $36
                                                   year

                    12b-1 fee               None   After 3     $48   $48
                                                  years

                    Other expenses          .35%   After 5     $62   $62
                                                   years

                    Total fund operating    .59%   After 10    $10   $10
                    expenses                       years       2     2


A A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUNDS PAY IS USED TO REDUCE THE FUNDS' EXPENSES. IN ADDITION, THE FUNDS HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIANS AND TRANSFER AGENTS WHEREBY INTEREST EARNED ON UNINVESTED CASH BALANCES IS USED TO REDUCE TRANSFER AGENT EXPENSES. IF THESE REDUCTIONS ARE INCLUDED, THE TOTAL OPERATING EXPENSES FOR THE RESPECTIVE FUNDS WOULD BE: INSURANCE 1.91%; LEISURE 1.68%; MEDICAL DELIVERY 1.73%; MULTIMEDIA 1.65%; NATURAL GAS 1.80%; PAPER AND FOREST PRODUCTS 2.08%; REGIONAL BANKS 1.46%; RETAILING 2.05%; SOFTWARE AND COMPUTER SERVICES 1.54%; TECHNOLOGY 1.45%; TRANSPORTATION 2.47%; AND UTILITIES GROWTH 1.44%.
B FMR HAS VOLUNTARILY AGREED TO TEMPORARILY LIMIT THE FUND'S OPERATING EXPENSES TO 2.50% OF ITS AVERAGE NET ASSETS. IF THIS AGREEMENT WAS NOT IN EFFECT THE MANAGEMENT FEE, OTHER EXPENSES AND TOTAL EXPENSES WOULD BE .61%, 2.48%, AND 3.09%, RESPECTIVELY. EXPENSES ELIGIBLE FOR REIMBURSEMENT DO NOT INCLUDE INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES.
   KEY FACTS - CONTINUED


FINANCIAL HIGHLIGHTS.
The tables that follow are included in the funds' Annual Report and have been audited by Price Waterhouse LLP, independent accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the funds' Statement of Additional Information.
AIR TRANSPORTATION



Selected Per-Share Data
and Ratios                1996J      1995       1994       1993C      1992D     1991D     1990D     1989D      1988D      1987D
F
Years ended February 28

Net asset value,
beginning of period       $ 13.93    $ 17.12    $ 13.60    $ 12.64    $ 11.53   $ 11.05   $ 11.77   $ 8.61     $ 11.87    $ 10.71

Income from Investment Operations

 Net investment income
(loss)                    (.01)      (.18)      (.18)      (.09)I     (.13)     (.04)     --        (.02)      (.08)      .07

 Net realized and
unrealized gain            7.47       (2.01)     3.78       1.33       1.40      .38       (.16)     3.18       (2.12)     1.09
(loss) on investments

 Total from investment
operations                 7.46       (2.19)     3.60       1.24       1.27      .34       (.16)     3.16       (2.20)     1.16

Less Distributions

 From net investment
income                     --         --         --         --         --        --        --        --         (.02)      --

 From net realized gain   (.46)      (.92)      (.22)      (.36)      (.25)     --        (.57)     --         (1.04)     --

 In excess of net
realized gain              --         (.17)      (.05)      --         --        --        --        --         --         --

 Total distributions      (.46)      (1.09)     (.27)      (.36)      (.25)     --        (.57)     --         (1.06)     --

Redemption fees added
to paid in                 .18        .09        .19        .08        .09       .14       .01       --         --         --
capital

Net asset value, end of
period                    $ 21.11    $ 13.93    $ 17.12    $ 13.60    $ 12.64   $ 11.53   $ 11.05   $ 11.77    $ 8.61     $ 11.87

Total return G,H           54.91%     (12.45)    27.94%     10.69%     11.90%    4.34%     (1.54)    36.70%     (17.05)    10.83
                                     %                                                    %                    %          %

Net assets, end of
period (000               $ 75,359   $ 18,633   $ 11,035   $ 11,868   $ 6,971   $ 4,372   $ 4,688   $ 11,614   $ 2,728    $ 4,897
omitted)

Ratio of expenses to
average net                1.47%      2.50%      2.33%      2.48%      2.51%     2.48%     2.55%     2.52%      2.62%      1.58
assets                               E                     A,E        E         E         E         E          E          %

Ratio of expenses to
average net                1.41%      2.50%      2.31%      2.48%      2.51%     2.48%     2.55%     2.52%      2.62%      1.58
assets after              B                     B          A                                                              %
expense reductions

Ratio of net investment
income                     (.07)      (1.31)     (1.11)     (.90)%     (1.04)    (.34)     (.03)     (.18)      (.75)      .36
(loss) to                 %          %          %          A          %         %         %         %          %          %
average net assets

Portfolio turnover rate    504%       200%       171%       96%        261%      106%      143%      115%       340%       611
                                                           A                                                              %


AMERICAN GOLD



Selected Per-Share
Data and    1996J       1995        1994        1993C       1992D       1991D       1990D       1989D       1988D       1987D
Ratios F
Years ended February 28

Net asset value,
beginning of $ 18.44    $ 22.66     $ 14.15     $ 11.94     $ 13.08     $ 15.22     $ 14.36     $ 15.82     $ 18.59     $ 10.11
period

Income from Investment
Operations

 Net investment income
(loss)      (.06)       (.05)       (.11)       (.05)       (.06)       (.04)       (.06)       (.09)       .01         .10

 Net realized and unrealized
gain         8.62        (4.25)      8.44        2.16        (1.17)      (2.23)      .85         (1.37)      (2.54)      8.38
(loss) on
 investments

 Total from investment
operations   8.56        (4.30)      8.33        2.11        (1.23)      (2.27)      .79         (1.46)      (2.53)      8.48

Less Distributions

 From net investment
income       --          --          --          --          --          --          --          --          (.06)       --

 From net realized
gain         --          --          --          --          --          --          --          --          (.18)       --

 Total
distributions --         --          --          --          --          --          --          --          (.24)       --

Redemption fees added to
paid in      .11         .08         .18         .10         .09         .13         .07         --          --          --
capital

Net asset value, end
of period   $ 27.11     $ 18.44     $ 22.66     $ 14.15     $ 11.94     $ 13.08     $ 15.22     $ 14.36     $ 15.82     $ 18.59

Total return
G,H         47.02%      (18.62)     60.14%      18.51%      (8.72)      (14.06)     5.99%       (9.23)      (13.65)     83.88%
            %                                   %           %                       %           %

Net assets, end of period
(000       $ 451,493   $ 278,197   $ 347,406   $ 168,033   $ 130,407   $ 164,137   $ 195,322   $ 175,059   $ 206,313   $ 435,510
omitted)

Ratio of expenses to average
net        1.39%       1.41%       1.50%       1.59%A      1.75%       1.75%       1.85%       2.03%       2.33%       1.21%
assets

Ratio of expenses to
average net 1.39%       1.41%       1.49%       1.59%A      1.75%       1.75%       1.85%       2.03%       2.33%       121%
assets after                       B
expense reductions

Ratio of net investment
income      (.27)       (.22)       (.51)       (.44)%      (.47)       (.29)       (.38)       (.61)       .06%        1.13%
(loss) to   %           %           %           A           %           %           %           %
average net assets

Portfolio turnover
rate         56%         34%         39%         30%A        40%         38%         68%         56%         89%         78%


A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
J FOR THE YEAR ENDED FEBRUARY 29
AUTOMOTIVE



Selected Per-Share Data
and Ratios              1996L      1995       1994        1993D       1992E       1991E     1990E     1989E     1988E     1987C
G
Years ended February 28

Net asset value,
beginning of period     $ 19.84    $ 25.48    $ 20.69     $ 18.65     $ 12.58     $ 12.17   $ 12.86   $ 11.79   $ 12.58   $ 10.00

Income from Investment Operations

 Net investment income  .03        .08        .05         .13         .06         .25       .23       .15       .11       .16

 Net realized and
unrealized gain          1.95       (3.46)     6.00        2.26        6.55        .29       (.52)     .92       (.40)     2.42
(loss) on investments

 Total from investment
operations               1.98       (3.38)     6.05        2.39        6.61        .54       (.29)     1.07      (.29)     2.58

Less Distributions

 From net investment
income                   --         (.05)      (.05)       (.06)       --          (.18)     (.41)     --        (.04)     --

 From net realized gain  --         (2.26)     (1.26)      (.36)       (.70)       --        --        --        (.46)     --

 Total distributions     --         (2.31)     (1.31)      (.42)       (.70)       (.18)     (.41)     --        (.50)     --

Redemption fees added
to paid in               .03        .05        .05         .07         .16         .05       .01       --        --        --
capital

Net asset value, end of
period                  $ 21.85    $ 19.84    $ 25.48     $ 20.69     $ 18.65     $ 12.58   $ 12.17   $ 12.86   $ 11.79   $ 12.58

Total return H,I        10.13%     (12.59)    30.45%      13.42%      56.27%      4.81%     (2.07)    9.08%     (1.07)    25.80%
                                   %                                                        %                   %

Net assets, end of
period (000             $ 55,753   $ 60,075   $ 228,698   $ 110,360   $ 178,445   $ 974     $ 1,213   $ 1,428   $ 8,218   $ 5,390
omitted)

Ratio of expenses to
average net             1.81%      1.82%      1.69%       1.57%       2.48%       2.25%     2.42%     2.63%     2.49%     1.63%
assets                                                   A                       F         F         F         F         A

Ratio of expenses to
average net              1.80%      1.80%      1.68%       1.57%       2.48%       2.25%     2.42%     2.63%     2.49%     1.63%
assets                  B          B          B           A                                                               A
after expense reductions

Ratio of net investment
income to                .13%       .34%       .22%        .72%        .36%        2.06%     1.84%     1.22%     .91%      1.90%
average net assets                                       A                                                               A

Portfolio turnover rate  61%        63%        64%         140%        29%         219%      121%      149%      311%      284%
                                                         A                                                               A


BIOTECHNOLOGY



Selected Per-Share
Data and       1996L        1995        1994        1993D       1992E       1991E       1990E      1989E      1988E      1987E
Ratios G
Years ended February 28

Net asset value,
beginning of   $ 25.30      $ 27.61     $ 22.60     $ 27.61     $ 26.78     $ 15.28     $ 11.90    $ 10.31    $ 13.90    $ 12.76
period

Income from Investment
Operations

 Net investment
income (loss)   .11          (.06)       (.18)       (.08)       (.11)       .05K        (.04)J     (.04)      (.15)      (.06)

 Net realized
and unrealized  11.21        (2.26)      5.15        (1.09)      3.36        11.80       3.60       1.63       (3.16)     1.20
gain (loss)
 on investments

 Total from
investment      11.32        (2.32)      4.97        (1.17)      3.25        11.85       3.56       1.59       (3.31)     1.14
operations

Less Distributions

 From net investment
income          (.07)        --          --          --          --          --          --         --         --         --

 In excess of net
investment      --           --          --          --          (.02)       --          --         --         --         --
income

 From net
realized gain   --           --          --          (3.89)      (2.52)      (.67)       (.24)      --         (.28)      --

 Total
distributions  (.07)        --          --          (3.89)      (2.54)      (.67)       (.24)      --         (.28)      --

Redemption fees
added to paid  .05          .01         .04         .05         .12         .32         .06        --         --         --
in capital

Net asset value,
end of period  $ 36.60      $ 25.30     $ 27.61     $ 22.60     $ 27.61     $ 26.78     $ 15.28    $ 11.90    $ 10.31    $ 13.90

Total return
H,I             44.97%       (8.37)      22.17%      (5.92)      12.36%      81.43%      30.53%     15.42%     (23.52)    8.93%
                            %                       %                                                         %

Net assets, end
of period (000 $ 1,096,86   $ 448,197   $ 481,146   $ 507,993   $ 679,877   $ 482,271   $ 70,994   $ 46,946   $ 47,557   $ 75,093
omitted)       4

Ratio of expenses to
average net     1.44%        1.59%       1.62%       1.50%       1.50%       1.63%       2.07%      2.21%      2.51%      1.38%
assets         F                                    A                                                         F

Ratio of expenses
to average net  1.43%        1.59%       1.61%       1.50%       1.50%       1.63%       2.07%      2.21%      2.51%      1.38%
assets         B                        B           A
after expense reductions

Ratio of net investment
income          .35%         (.27)       (.69)       (.37)%      (.34)       .24%        (.31)      (.43)      (1.31)     (.41)
(loss) to average           %           %           A           %                       %          %          %          %
net assets

Portfolio turnover
rate            67%          77%         51%         79%         160%        166%        290%       80%        205%       431%
                                                   A


A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FROM JUNE 30, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
K INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
L FOR THE YEAR ENDED FEBRUARY 29
BROKERAGE AND INVESTMENT MANAGEMENT



Selected Per-Share Data and Ratios
F

Years ended February
28                      1996I      1995       1994       1993C      1992D      1991D      1990D     1989D     1988D      1987D

Net asset value,
beginning of period     $ 15.51    $ 17.75    $ 14.22    $ 11.48    $ 9.28     $ 7.97     $ 8.39    $ 7.14    $ 13.06    $ 13.480

Income from Investment Operations

 Net investment income
(loss)                   .09        (.03)      (.02)      --         .02        .08        .08       .09       .01        .192

 Net realized and
unrealized gain          4.29       (2.25)     4.95       2.65       1.96       1.15       (.35)     1.25      (4.75)     (.577)
(loss)
 on investments

 Total from investment
operations               4.38       (2.28)     4.93       2.65       1.98       1.23       (.27)     1.34      (4.74)     (.385)

Less Distributions

 From net investment
income                   (.04)      --         (.01)      --         (.01)      (.09)      (.16)     (.09)     (.03)      (.015)

 From net realized gain  (1.09)     --         (1.47)     --         --         --         --        --        (1.15)     (.020)

 In excess of net
realized gain            (.35)      --         --         --         --         --         --        --        --         --

 Total distributions     (1.48)     --         (1.48)     --         (.01)      (.09)      (.16)     (.09)     (1.18)     (.035)

Redemption fees added to
paid in                  .08        .04        .08        .09        .23        .17        .01       --        --         --
capital

Net asset value, end of
period                  $ 18.49    $ 15.51    $ 17.75    $ 14.22    $ 11.48    $ 9.28     $ 7.97    $ 8.39    $ 7.14     $ 13.060

Total return G,H         29.85%     (12.62)    35.87%     23.87%     23.84%     17.90%     (3.23)    18.93     (34.82)    (2.85)
                                   %                                                      %         %         %          %

Net assets, end of
period (000             $ 38,382   $ 27,346   $ 59,810   $ 24,687   $ 17,915   $ 11,285   $ 2,298   $ 4,340   $ 4,254    $ 13,819
omitted)

Ratio of expenses to
average net              1.64%      2.54%      1.79%      2.21%      2.17%      2.50%      2.50%     2.54      2.58%      1.67%
assets                  E          E                     A                     E          E         %E        E

Ratio of expenses to
average net              1.61%      2.54%      1.77%      2.21%      2.17%      2.50%      2.50%     2.54      2.58%      1.67%
assets                  B                     B          A                                          %
after expense reductions

Ratio of net investment
income (loss)            .50%       (.20)      (.14)      .02%       .16%       .94%       .91%      1.18      .09%       .69%
to average net assets              %          %          A                                          %

Portfolio turnover rate  166%       139%       295%       111%       254%       62%        142%      185       447%       603%
                                                        A                                          %


CHEMICALS



Selected Per-Share Data and
Ratios F

Years ended February
28                   1996I      1995       1994       1993C      1992D      1991D      1990D      1989D      1988D       1987D

Net asset value,
beginning of         $ 33.91    $ 31.66    $ 28.62    $ 32.81    $ 26.25    $ 22.70    $ 23.77    $ 20.67    $ 20.43     $ 15.24
period

Income from Investment
Operations

 Net investment
income                .01        .36        .29        .30        .12        .28        .41        .28        .33         .23

 Net realized and
unrealized            8.89       2.65       5.97       (.84)      7.27       3.94       (.21)      2.82       (.05)       5.02
gain (loss)
 on investments

 Total from investment 8.90      3.01       6.26       (.54)      7.39       4.22       .20        3.10       .28         5.25
operations

Less Distributions

 From net investment
income                (.08)      (.22)      (.23)      (.31)      (.18)      (.10)      (.16)      --         --          --

 From net realized
gain                  (3.22)     (.60)      (3.05)     (3.36)     (.71)      (.60)      (1.13)     --         (.04)       (.06)

 Total distributions  (3.30)     (.82)      (3.28)     (3.67)     (.89)      (.70)      (1.29)     --         (.04)       (.06)

Redemption fees added
to paid               .02        .06        .06        .02        .06        .03        .02        --         --          --
in capital

Net asset value, end
of period            $ 39.53    $ 33.91    $ 31.66    $ 28.62    $ 32.81    $ 26.25    $ 22.70    $ 23.77    $ 20.67     $ 20.43

Total return G,H      27.48%     9.90%      23.63%     (1.61)     29.07%     18.99%     .71%       15.00%     1.41%       34.59%
                                                      %

Net assets, end of
period (000          $ 89,230   $ 97,511   $ 62,217   $ 28,796   $ 39,566   $ 20,396   $ 21,150   $ 44,914   $ 118,942   $ 86,066
omitted)

Ratio of expenses to
average net           1.99%      1.52%      1.93%      1.89%      2.16%      2.50%      2.37%      2.24%      1.93%       1.52%
assets                                                A                     E
after expense reductions

Ratio of expenses to
average net           1.97%      1.51%      1.93%      1.89%      2.16%      2.50%      2.37%      2.24%      1.93%       1.52%
assets               B          B                     A
after expense reductions

Ratio of net investment
income                .04%       1.07%      .97%       1.21%      .40%       1.21%      1.65%      1.27%      1.61%       1.03%
to average                                            A
net assets

Portfolio turnover
rate                  87%        106%       81%        214%       87%        87%        99%        117%       179%        170%
                                                      A


A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I FOR THE YEAR ENDED FEBRUARY 29
COMPUTERS



Selected Per-Share
Data and          1996M       1995        1994        1993D      1992E      1991E      1990E      1989E      1988E      1987E
Ratios G
Years ended February 28

Net asset value,
beginning of      $ 30.67     $ 27.02     $ 20.15     $ 17.63    $ 16.60    $ 12.68    $ 11.60    $ 11.86    $ 16.60    $ 13.30
period

Income from Investment
Operations

 Net investment
income (loss)    (.23)       (.31)       (.21)L      (.15)      (.03)K     .42J       (.11)      (.13)      (.11)      .03

 Net realized and
unrealized         16.10       3.68        8.66        2.44       1.18       3.21       .98        (.13)      (4.29)     3.31
gain (loss) on
 investments

 Total from
investment        15.87       3.37        8.45        2.29       1.15       3.63       .87        (.26)      (4.40)     3.34
operations

Less Distributions

 From net investment
income             --          --          --          --         --         (.12)      --         --         (.01)      --

 In excess of net
investment         --          --          --          --         (.27)      --         --         --         --         --
income

 From net realized
gain              (5.61)      --          (1.80)      --         (.22)      --         --         --         (.33)      (.04)

 Total
distributions      (5.61)      --          (1.80)      --         (.49)      (.12)      --         --         (.34)      (.04)

Redemption fees
added to paid      .10         .28         .22         .23        .37        .41        .21        --         --         --
in capital

Net asset value,
end of period     $ 41.03     $ 30.67     $ 27.02     $ 20.15    $ 17.63    $ 16.60    $ 12.68    $ 11.60    $ 11.86    $ 16.60

Total return H,I   52.79%      13.51%      45.06%      14.29%     9.36%      32.11%     9.31%      (2.19)     (26.33)    25.26%
                                                                                             %          %

Net assets, end
of period (000    $ 527,337   $ 215,014   $ 120,435   $ 47,596   $ 32,810   $ 29,455   $ 27,561   $ 15,730   $ 23,110   $ 118,910
omitted)

Ratio of expenses
to average net     1.40%       1.71%       1.90%       1.81%      2.17%      2.26%      2.64%      2.56%      2.62%      1.58%
assets                                                A                                F          F          F

Ratio of expenses
to average net     1.38%       1.69%       1.89%       1.81%      2.17%      2.26%      2.64%      2.56%      2.62%      1.58%
assets            B           B           B           A
after expense reductions

Ratio of net
investment income  (.56)       (1.12)      (.91)       (.98)%     (.18)      2.94%      (.94)      (1.18)     (.75)      .32%
(loss) to average %           %           %           A          %                     %          %          %
net assets

Portfolio turnover
rate               129%        189%        145%        254%       568%       695%       596%       466%       284%       259%
                                                      A


CONSTRUCTION AND HOUSING



Selected Per-Share Data
and Ratios                1996M      1995       1994       1993D      1992E      1991E     1990E     1989E     1988E      1987C
G
Years ended February 28

Net asset value, beginning
of period                 $ 16.79    $ 19.82    $ 15.74    $ 13.84    $ 11.76    $ 11.66   $ 13.01   $ 11.25   $ 13.74    $ 10.00

Income from Investment Operations

 Net investment income
(loss)                     .07        (.02)      .01        .02        (.06)      .01       --        .14       (.05)      .06

 Net realized and
unrealized gain            3.55       (2.50)     4.26       1.87       2.93       1.45      .34       1.95      (2.31)     3.68
(loss) on investments

 Total from investment
operations                 3.62       (2.52)     4.27       1.89       2.87       1.46      .34       2.09      (2.36)     3.74

Less Distributions

 From net investment
income                     (.07)      --         --         --         --         (.16)     (.08)     (.06)     --         --

 From net realized gain    (.81)      (.52)      (.22)      (.01)      (.88)      (1.27)    (1.62)    (.27)     (.13)      --

 Total distributions       (.88)      (.52)      (.22)      (.01)      (.88)      (1.43)    (1.70)    (.33)     (.13)      --

Redemption fees added to
paid in                    .03        .01        .03        .02        .09        .07       .01       --        --         --
capital

Net asset value, end of
period                    $ 19.56    $ 16.79    $ 19.82    $ 15.74    $ 13.84    $ 11.76   $ 11.66   $ 13.01   $ 11.25    $ 13.74

Total return H,I           21.77%     (12.54)    27.45%     13.81%     26.96%     13.46%    2.39%     19.01%    (16.85)    37.40%
                                     %                                                                         %

Net assets, end of period
(000                      $ 42,668   $ 16,863   $ 80,999   $ 31,111   $ 26,687   $ 4,070   $ 1,217   $ 1,335   $ 3,112    $ 6,387
omitted)

Ratio of expenses to
average net               1.43%      1.76%      1.67%      2.02%      2.50%      2.48%     2.41%     2.56%     2.70%      1.46%
assets                                                     A          F          F         F         F         F          A

Ratio of expenses to
average net                1.40%      1.74%      1.66%      2.02%      2.50%      2.48%     2.41%     2.56%     2.70%      1.46%
assets                    B          B          B          A                                                              A
after expense reductions

Ratio of net investment
income                     .39%       (.11)      .03%       .20%       (.49)      .08%      (.03)     1.16%     (.41)      .57%
(loss) to average                    %                     A          %                    %                   %          A
net assets

Portfolio turnover rate    139%       45%        35%        60%        183%       137%      185%      225%      330%       590%
                                                           A                                                              A


A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FROM SEPTEMBER 29, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.08 PER SHARE AND $.36 PER SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS IN EFFECT FOR A PORTION OF 1991.
K INVESTMENT INCOME PER SHARE REFLECTS $.22 PER SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS IN EFFECT FOR A PORTION OF 1992.
L INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.07 PER SHARE.
M FOR THE YEAR ENDED FEBRUARY 29
CONSUMER PRODUCTS


Selected Per-Share Data and RatiosF                                   1996L      1995       1994       1993C     1992D     1991B

Years ended February 28


Net asset value, beginning of period                                  $ 13.91    $ 15.24    $ 12.97    $ 13.81   $ 11.22   $ 10.00


Income from Investment Operations


 Net investment income (loss)                                          .08        (.15)      (.20)      (.09)     (.07)     .05I


 Net realized and unrealized gain (loss) on investments                3.97       (.60)      3.84       .20       2.86      1.18


 Total from investment operations                                      4.05       (.75)      3.64       .11       2.79      1.23


Less Distributions


 From net investment income                                            (.02)      --         --         --        --        (.06)


 From net realized gain                                                (.01)      (.60)      (1.40)     (.97)     (.22)     --


 In excess of net realized gain                                        (.20)      --         --         --        --        --


 Total distributions                                                   (.23)      (.60)      (1.40)     (.97)     (.22)     (.06)


Redemption fees added to paid in capital                               .11        .02        .03        .02       .02       .05


Net asset value, end of period                                        $ 17.84    $ 13.91    $ 15.24    $ 12.97   $ 13.81   $ 11.22


Total return G,H                                                       30.01%     (4.59)%    28.43%     .98%      25.27%    12.89%


Net assets, end of period (000 omitted)                               $ 22,362   $ 20,501   $ 8,374    $ 7,005   $ 7,553   $ 1,877


Ratio of expenses to average net assets                                1.53%      2.49%      2.48%      2.47%     2.48%     2.43%

                                                                      E          E          E          A,E       E         A,E


Ratio of expenses to average net assets before expense reductions      1.48%      2.49%      2.48%      2.47%     2.48%     2.43%

                                                                      K                                A                   A


Ratio of net investment income (loss) to average net assets            .46%       (1.08)%    (1.34)%    (.80)%    (.56)%    .62%

                                                                                                       A                   A


Portfolio turnover rate                                                601%       190%       169%       215%      140%      108%

                                                                                                       A                   A



DEFENSE AND AEROSPACE



Selected Per-Share Data and 1996L      1995      1994       1993C     1992D     1991D     1990D     1989D     1988D      1987D
Ratios F
Years ended February 28

Net asset value, beginning
of period                   $ 19.64    $ 19.14   $ 15.08    $ 14.37   $ 13.72   $ 11.90   $ 12.42   $ 12.16   $ 16.05    $ 15.870

Income from Investment Operations

 Net investment income (loss) (.05)     (.06)     .07        (.02)     (.01)     .10       .04       (.05)     (.12)      .045

 Net realized and unrealized
gain                         9.09       .70J      4.57       .69       .67       1.72      (.56)     .31       (3.31)     .360
(loss) on investments

 Total from investment
operations                   9.04       .64       4.64       .67       .66       1.82      (.52)     .26       (3.43)     .405

Less Distributions

 From net investment income  --         --        (.10)      --        (.04)     (.12)     --        --        --         (.025)

 In excess of net investment --         --        --         --        (.02)     --        --        --        --         --
income

 From net realized gain     (1.82)     (.27)     (.62)      --        --        --        --        --        (.46)      (.200)

 Total distributions        (1.82)     (.27)     (.72)      --        (.06)     (.12)     --        --        (.46)      (.225)

Redemption fees added to
paid in                      .11        .13       .14        .04       .05       .12       --        --        --         --
capital

Net asset value, end of
period                      $ 26.97    $ 19.64   $ 19.14    $ 15.08   $ 14.37   $ 13.72   $ 11.90   $ 12.42   $ 12.16    $ 16.050

Total return G,H             47.40%     4.13%     32.04      4.94%     5.18%     16.42     (4.19)    2.14%     (20.90)    2.57
                                                 %                              %         %                   %          %

Net assets, end of period
(000                        $ 26,648   $ 4,985   $ 11,136   $ 1,463   $ 1,280   $ 3,070   $ 1,599   $ 1,759   $ 2,439    $ 4,582
omitted)

Ratio of expenses to
average net                  1.77%      2.49%E    2.53       2.48%A    2.46%     2.49      2.43%     2.53%     2.33%      1.54
assets E                    E                    %E         ,E        E         %E        E         E         E          %

Ratio of expenses to
average net                  1.75%      2.49%     2.53       2.48%A    2.46%     2.49      2.43%     2.53%     2.33%      1.54
assets E                    K                    %                              %                                        %
before expense reductions E

Ratio of net investment
income                       (.20)      (.32)%    .40        (.14)%    (.10)     .78       .34%      (.39)     (.91)      .16
(loss) to average           %                    %          A         %         %                   %         %          %
net assets

Portfolio turnover rate      267%       146%      324        87%A      32%       162       96%       62%       162%       264
                                                 %                              %                                        %


A ANNUALIZED
B FROM JUNE 29, 1990 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1991
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
J THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
K FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
L FOR THE YEAR ENDED FEBRUARY 29
DEVELOPING COMMUNICATIONS



Selected Per-Share Data and Ratios G

Years ended February 28                                       1996C       1995        1994        1993D      1992E      1991B

Net asset value, beginning of period                           $ 20.40     $ 19.65     $ 16.44     $ 13.54    $ 11.95    $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.17)       (.16)       (.16)       (.07)      (.08)K     (.10)

 Net realized and unrealized gain (loss) on investments         4.17        2.55        4.82        2.98       2.42       1.86

 Total from investment operations                               4.00        2.39        4.66        2.91       2.34       1.76

Less Distributions

 From net realized gain                                         (5.00)      (1.67)      (1.47)      (.03)      (.79)      --

Redemption fees added to paid in capital                        .02         .03         .02         .02        .04        .19

Net asset value, end of period                                 $ 19.42     $ 20.40     $ 19.65     $ 16.44    $ 13.54    $ 11.95

Total return H,I                                               21.84%      13.63%      30.24%      21.66%     21.41%     19.50%

Net assets, end of period (000 omitted)                        $ 333,185   $ 254,426   $ 222,109   $ 83,383   $ 39,261   $ 7,745

Ratio of expenses to average net assets                        1.53%       1.58%       1.56%       1.88%A     2.50%      2.50%A,
                                                                                                                         L

Ratio of expenses to average net assets after expense reductions 1.51%F     1.56%F      1.56%       1.88%A     2.50%      2.50%A

Ratio of net investment income (loss) to average net assets     (.78)%      (.83)%      (.88)%      (.59)%     (.61)%     (1.23)%
                                                                                                  A                     A

Portfolio turnover rate                                         249%        266%        280%        77%A       25%        469%A


ELECTRONICS



Selected Per-Share Data and
Ratios G

Years ended
February 28        1996C        1995        1994        1993D      1992E      1991E      1990E      1989E     1988E      1987E

Net asset value,
beginning of       $ 19.80      $ 17.67     $ 14.28     $ 11.81    $ 10.75    $ 9.11     $ 7.32     $ 7.86    $ 10.79    $ 12.14
period

Income from Investment
Operations

 Net investment
income (loss)      (.08)        (.18)       (.09)       (.05)      (.12)      (.04)      --         (.11)     (.09)      (.02)J

 Net realized and
unrealized          13.51        2.11M       6.09        2.33       1.00       1.53       1.62       (.43)     (2.84)     (1.33)
gain (loss)
 on investments

 Total from
investment         13.43        1.93        6.00        2.28       .88        1.49       1.62       (.54)     (2.93)     (1.35)
operations

Less Distributions

 From net investment
income              --           --          --          --         --         (.01)      --         --        --         --

 From net realized
gain               (5.25)       --          (2.75)      --         --         --         --         --        --         --

 Total
distributions      (5.25)       --          (2.75)      --         --         (.01)      --         --        --         --

Redemption fees
added to paid       .20          .20         .14         .19        .18        .16        .17        --        --         --
in capital

Net asset value,
end of period      $ 28.18      $ 19.80     $ 17.67     $ 14.28    $ 11.81    $ 10.75    $ 9.11     $ 7.32    $ 7.86     $ 10.79

Total return H,I    72.75%       12.05%      46.24%      20.91%     9.86%      18.15%     24.45%     (6.87)    (27.15)    (11.12)
                                                                                                   %         %          %

Net assets, end of
period (000        $ 1,133,36   $ 216,433   $ 110,993   $ 48,027   $ 34,222   $ 18,178   $ 26,141   $ 8,667   $ 12,963   $ 16,626
omitted)           2

Ratio of expenses
to average net     1.25%        1.72%       1.67%       1.69%      2.16%      2.26%      2.57%      2.79%     2.54%      1.61%
assets                                                 A                                L          L         L

Ratio of expenses
to average net      1.22%        1.71%       1.67%       1.69%      2.16%      2.26%      2.57%      2.79%     2.54%      1.61%
assets             F            F                       A
after expense reductions

Ratio of net
investment income   (.28)        (.98)       (.52)       (.50)%     (1.07)     (.45)      (.02)      (1.51)    (1.02)     .05%
(loss) to average  %            %           %           A          %          %          %          %         %
net assets

Portfolio turnover
rate                366%         205%        163%        293%       299%       268%       378%       697%      686%       511%
                                                        A


A ANNUALIZED
B FROM JUNE 29, 1990 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1991
C FOR THE YEAR ENDED FEBRUARY 29
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE MONTHLY SHARES OUTSTANDING.
K INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.06 PER SHARE.
L DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
M THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
ENERGY



Selected Per-Share Data and Ratios F

Years ended
February 28      1996I       1995       1994        1993C       1992D      1991D      1990D      1989D      1988D       1987D

Net asset value,
beginning of
period           $ 16.10     $ 16.73    $ 15.84     $ 14.70     $ 15.43    $ 16.64    $ 14.40    $ 13.15    $ 13.68     $ 9.92

Income from Investment Operations

 Net investment
income            .18         .07        .06         .23         .17        .16        .27        .32        .24         .43

 Net realized and
unrealized gain
(loss)            3.13        (.11)      1.35        1.16        (.75)      .15        2.23       1.25       (.47)       3.33
on investments

 Total from investment
operations        3.31        (.04)      1.41        1.39        (.58)      .31        2.50       1.57       (.23)       3.76

Less Distributions

 From net investment
income            (.11)       (.08)      (.03)       (.27)       (.16)      (.15)      (.07)      (.32)      (.03)       --

 From net realized
gain              (.36)       (.54)      (.57)       --          (.02)      (1.43)     (.22)      --         (.27)       --

 Total
distributions    (.47)       (.62)      (.60)       (.27)       (.18)      (1.58)     (.29)      (.32)      (.30)       --

Redemption fees added
to paid in capital .03        .03        .08         .02         .03        .06        .03        --         --          --

Net asset value,
end of period    $ 18.97     $ 16.10    $ 16.73     $ 15.84     $ 14.70    $ 15.43    $ 16.64    $ 14.40    $ 13.15     $ 13.68

Total return G,H  20.92      .04        9.69        9.81        (3.55)     2.26       17.52      12.37      (1.15)      37.90
                 %           %          %           %           %          %          %          %          %           %

Net assets, end
of period (000
omitted)         $ 119,676   $ 96,023   $ 145,490   $ 179,133   $ 77,334   $ 92,611   $ 83,912   $ 80,225   $ 109,429   $ 104,671

Ratio of expenses
to average net
assets            1.63        1.85       1.67        1.71        1.78       1.79       1.94       1.77       2.09        1.50
                 %           %          %           %A          %          %          %          %          %           %

Ratio of expenses
to average net
assets            1.63        1.85       1.66        1.71        1.78       1.79       1.94       1.77       2.09        1.50
after expense
reductions       %           %          %B          %A          %          %          %          %          %           %

Ratio of net
investment income
to average        1.04        .42        .37         1.88        1.16       .99        1.69       2.48       1.72        3.31
net assets       %           %          %           %A          %          %          %          %          %           %

Portfolio turnover
rate              97          106        157         72          81         61         74         168        183         226
                 %           %          %           %A          %          %          %          %          %           %


ENERGY SERVICE



Selected Per-Share Data and Ratios F

Years ended February
28                   1996I       1995       1994       1993C      1992D      1991D      1990D      1989D      1988D      1987D

Net asset value,
beginning of period  $ 11.97     $ 11.66    $ 11.01    $ 9.43     $ 12.51    $ 12.19    $ 8.99     $ 9.22     $ 10.86    $ 8.82

Income from Investment Operations

 Net investment
income (loss)        .08J        .02        .03        .01        (.12)      --         (.05)      (.04)      (.12)      .12

 Net realized and
unrealized gain (loss) 4.49       .67        .51        1.47       (3.11)     .15        3.17       (.19)      (1.52)     1.92
on investments

 Total from investment
operations            4.57        .69        .54        1.48       (3.23)     .15        3.12       (.23)      (1.64)     2.04

Less Distributions

 From net investment
income                (.04)       (.01)      (.05)      --         --         (.02)      --         --         --         --

 In excess of net
investment income     --          (.01)      --         --         --         --         --         --         --         --

 From net realized
gain                  (.48)       (.35)      --         --         --         --         --         --         --         --

 In excess of net
realized gain         --          (.13)      --         --         --         --         --         --         --         --

 Total distributions  (.52)       (.50)      (.05)      --         --         (.02)      --         --         --         --

Redemption fees added
to paid in capital    .07         .12        .16        .10        .15        .19        .08        --         --         --

Net asset value, end
of period            $ 16.09     $ 11.97    $ 11.66    $ 11.01    $ 9.43     $ 12.51    $ 12.19    $ 8.99     $ 9.22     $ 10.86

Total return G,H     39.15       7.60       6.36       16.76      (24.62)    2.80       35.60      (2.49)     (15.10)    23.13
                     %           %          %          %          %          %          %          %          %          %

Net assets, end of
period (000 omitted) $ 273,805   $ 63,794   $ 40,857   $ 85,234   $ 41,322   $ 73,398   $ 61,821   $ 44,003   $ 33,089   $ 19,375

Ratio of expenses to
average net assets   1.59        1.81       1.66       1.76       2.07       1.82       2.29       2.53       2.71       1.49
                     %           %          %          %A         %          %          %          %E         %E         %

Ratio of expenses to
average net assets    1.58        1.79       1.65       1.76       2.07       1.82       2.29       2.53       2.71       1.49
after expense
reductions           %B          %B         %B         %A         %          %          %          %          %          %

Ratio of net
investment income
(loss) to             .60         .19        .23        .13        (1.13)     (.02)      (.42)      (.45)      (1.06)     1.03
average net assets   %           %          %          %A         %          %          %          %          %          %

Portfolio turnover
rate                  223         209        137        236        89         62         128        78         461        575
                     %           %          %          %A         %          %          %          %          %          %


A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I FOR THE YEAR ENDED FEBRUARY 29
J INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM ARETHUSA OFFSHORE LTD. WHICH AMOUNTED TO $.02 PER SHARE.
ENVIRONMENTAL SERVICES



Selected Per-Share Data and Ratios F

Years ended February 28                              1996I      1995       1994       1993C      1992D      1991D       1990B

Net asset value, beginning of period                 $ 10.27    $ 11.93    $ 11.36    $ 11.39    $ 12.95    $ 11.41     $ 10.00

Income from Investment Operations

 Net investment income (loss)                         (.17)      (.14)      (.11)      (.06)      (.09)      (.04)       .02

 Net realized and unrealized gain (loss) on
investments                                           2.95       (1.53)     .67        .42        (1.06)     1.55        1.38

 Total from investment operations                     2.78       (1.67)     .56        .36        (1.15)     1.51        1.40

Less Distributions

 From net investment income                           --         --         --         --         --         --          (.01)

 From net realized gain                              (.65)      --         --         (.39)      (.42)      --          --

 Total distributions                                 (.65)      --         --         (.39)      (.42)      --          (.01)

Redemption fees added to paid in capital             .02        .01        .01        --         .01        .03         .02

Net asset value, end of period                       $ 12.42    $ 10.27    $ 11.93    $ 11.36    $ 11.39    $ 12.95     $ 11.41

Total return G,H                                     27.49%     (13.91)    5.02%      3.34%      (8.67)     13.50%      14.20%
                                                                %                                %

Net assets, end of period (000 omitted)              $ 27,587   $ 31,270   $ 65,956   $ 65,913   $ 65,132   $ 100,263   $ 101,736

Ratio of expenses to average net assets              2.36%      2.04%      2.07%      1.99%      2.03%      2.03%       2.25%
                                                                                     A                                 A

Ratio of expenses to average net assets after
expense reductions                                    2.32%      2.01%      2.03%      1.99%      2.03%      2.03%       2.25%
                                                     E          E          E          A                                 A

Ratio of net investment income (loss) to average
net assets                                            (1.43)     (1.32)     (1.02)     (.70)%     (.74)      (.30)       .16%
                                                     %          %          %          A          %          %           A

Portfolio turnover rate                               138%       82%        191%       176%       130%       122%        72%
                                                                                     A                                 A


FINANCIAL SERVICES



Selected Per-Share Data and Ratios F

Years ended
February 28       1996I       1995        1994        1993C       1992D      1991D      1990D      1989D      1988D      1987D

Net asset value,
beginning of
period            $ 48.23     $ 51.24     $ 53.29     $ 42.42     $ 30.55    $ 28.28    $ 30.64    $ 26.36    $ 32.47    $ 34.360

Income from Investment Operations

 Net investment
income            1.03        .76         .29         .33         .54        .58        .66        1.00       .48        .557

 Net realized and
unrealized gain    17.56       .87         5.02        14.30       11.35      1.67       (2.53)     4.09       (4.93)     (1.912)
(loss) on investments

 Total from
investment
operations         18.59       1.63        5.31        14.63       11.89      2.25       (1.87)     5.09       (4.45)     (1.355)

Less Distributions

 From net investment
income            (.37)       (.79)       (.20)       (.51)       (.35)      (.52)      (.33)      (.81)      (.12)      (.205)

 From net realized
gain              (.91)       (3.93)      (7.32)      (3.38)      --         --         (.19)      --         (1.54)     (.330)

 Total
distributions     (1.28)      (4.72)      (7.52)      (3.89)      (.35)      (.52)      (.52)      (.81)      (1.66)     (.535)

Redemption fees
added to paid in  .16         .08         .16         .13         .33        .54        .03        --         --         --
capital

Net asset value,
end of period     $ 65.70     $ 48.23     $ 51.24     $ 53.29     $ 42.42    $ 30.55    $ 28.28    $ 30.64    $ 26.36    $ 32.470

Total return G,H  39.05%      4.72%       10.85%      36.46%      40.31%     10.51%     (6.20)     19.68%     (12.97)    (4.05)
                                                                                       %                     %          %

Net assets, end of
period (000
omitted)          $ 270,466   $ 153,089   $ 116,195   $ 214,612   $ 91,700   $ 35,962   $ 21,087   $ 32,647   $ 28,371   $ 56,472

Ratio of expenses
to average net     1.42%       1.56%       1.64%       1.54%       1.85%      2.49%      2.22%      1.07%      2.47%      1.57%
assets                                               A

Ratio of expenses
to average net     1.41%       1.54%       1.63%       1.54%       1.85%      2.49%      2.22%      1.07%      2.47%      1.57%
assets            E           E           E           A
after expense reductions

Ratio of net investment
income to         1.78%       1.52%       .53%        .86%        1.49%      2.22%      2.03%      3.53%      1.58%      1.65%
average net assets                                    A

Portfolio turnover
rate               125%        107%        93%         100%        164%       237%       308%       186%       81%        40%
                                                                               A



A ANNUALIZED
B FROM JUNE 29, 1989 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1990
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I FOR THE YEAR ENDED FEBRUARY 29
FOOD AND AGRICULTURE



Selected Per-Share
Data and           1996K       1995        1994       1993C       1992D       1991D      1990D      1989D      1988D     1987D
Ratios F
Years ended February 28

Net asset value,
beginning of       $ 32.53     $ 31.49     $ 30.86    $ 29.22     $ 27.87     $ 22.84    $ 20.76    $ 16.05    $ 17.51   $ 14.05
period

Income from Investment
Operations

 Net investment
income (loss)       .37         .15         .09        .05         .13         .21        .19        .09        (.01)     .10

 Net realized and
unrealized          11.61       2.80        3.29       3.26        2.89        5.78       4.07       4.67       (.87)     3.36
gain (loss) on
 investments

 Total from
investment          11.98       2.95        3.38       3.31        3.02        5.99       4.26       4.76       (.88)     3.46
operations

Less Distributions

 From net investment
income              (.20)       (.08)       (.06)      (.10)       (.11)       (.27)      (.04)      (.05)      (.03)     --

 From net realized
gain                (2.20)      (1.85)      (2.70)     (1.57)      (1.59)      (.79)      (2.17)     --         (.55)     --

 Total distributions (2.40)     (1.93)      (2.76)     (1.67)      (1.70)      (1.06)     (2.21)     (.05)      (.58)     --

Redemption fees added
to paid             .04         .02         .01        --          .03         .10        .03        --         --        --
in capital

Net asset value, end
of period          $ 42.15     $ 32.53     $ 31.49    $ 30.86     $ 29.22     $ 27.87    $ 22.84    $ 20.76    $ 16.05   $ 17.51

Total return G,H   37.92%      10.14%      11.69%     11.72%      11.11%      27.39%     20.83%     29.70%     (4.63)    24.63%
                                                                                                              %

Net assets, end of
period (000        $ 301,102   $ 197,130   $ 95,010   $ 108,377   $ 108,922   $ 64,490   $ 25,965   $ 15,536   $ 9,298   $ 11,244
omitted)

Ratio of expenses
to average net      1.43%       1.70%       1.65%      1.67%       1.83%       2.22%      2.53%      2.50%      2.45%     1.67%
assets                                                A                                  E          E          E

Ratio of expenses
to average net      1.42%       1.68%       1.64%      1.67%       1.83%       2.22%      2.53%      2.50%      2.45%     1.67%
assets             B           B           B          A
after expense reductions

Ratio of net investment
income              .99%        .49%        .29%       .21%        .46%        .85%       .82%       .48%       (.04)     .71%
(loss) to                                            A                                                        %
average net assets

Portfolio turnover
rate                124%        126%        96%        515%        63%         124%       267%       248%       215%      608%
                                                      A


HEALTH CARE



Selected Per-Share Data and
Ratios F    1996K       1995        1994        1993C       1992D       1991D       1990D       1989D       1988D       1987D
Years ended February 28

Net asset value, beginning of
period      $ 76.13     $ 63.31     $ 52.57     $ 70.42     $ 69.99     $ 46.15     $ 39.79     $ 33.59     $ 41.98     $ 33.57

Income from Investment Operations

 Net investment income
(loss)      .95         .75         .15         .13         (.02)       .73J        .72         .33         .02         (.04)I

 Net realized and unrealized gain
(loss)       28.85       18.38       10.61       (9.34)      9.47        28.70       6.56        6.15        (7.49)      8.81
on investments

 Total from investment
operations   29.80       19.13       10.76       (9.21)      9.45        29.43       7.28        6.48        (7.47)      8.77

Less Distributions

 From net investment
income      (.59)       (.62)       (.07)       (.16)       (.34)       (.20)       (.13)       (.28)       --          --

 From net realized
gain        (4.92)      (5.74)      --          (8.51)      (8.81)      (5.67)      (.84)       --          (.92)       (.36)

 Total
distributions (5.51)     (6.36)      (.07)       (8.67)      (9.15)      (5.87)      (.97)       (.28)       (.92)       (.36)

Redemption fees added
to paid in   .05         .05         .05         .03         .13         .28         .05         --          --          --
capital

Net asset value, end
of period   $ 100.47    $ 76.13     $ 63.31     $ 52.57     $ 70.42     $ 69.99     $ 46.15     $ 39.79     $ 33.59     $ 41.98

Total
return G,H  39.68%      31.24%      20.57%      (14.81)     13.92%      69.32       18.55       19.44       (17.58)     26.34%
                                                %                       %           %           %           %

Net assets, end of period (000
omitted)    $ 1,525,9   $ 943,141   $ 522,890   $ 536,367   $ 838,814   $ 624,018   $ 217,522   $ 210,700   $ 208,048   $ 341,633
            10

Ratio of expenses to average
net         1.31%       1.39%       1.59%       1.46%       1.44%       1.53        1.74        1.41        1.64%       1.39%
assets                                          A                       %           %           %

Ratio of expenses to
average net  1.30%       1.36%       1.55%       1.46%       1.44%       1.53        1.74        1.41        1.64%       1.39%
assets      B           B           B           A                       %           %           %
before expense reductions

Ratio of net investment income
(loss)      1.06%       1.08%       .26%        .24%        (.02)       1.28        1.61        .95         .06%        (.01)
to average net assets                           A           %           %           %           %                       %

Portfolio turnover
rate        54%         151%        213%        112%        154%        159         126         114         122%        213%
                                               A                       %           %           %


A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE MONTHLY SHARES OUTSTANDING.
J INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.55 PER SHARE.
K FOR THE YEAR ENDED FEBRUARY 29
HOME FINANCE



Selected Per-Share
Data and            1996F       1995        1994        1993D       1992E      1991E     1990E      1989E     1988E      1987E
Ratios G
Years ended February 28

Net asset value,
beginning of        $ 23.92     $ 25.03     $ 22.18     $ 15.38     $ 10.84    $ 8.98    $ 10.88    $ 8.57    $ 14.44    $ 13.32
period

Income from Investment
Operations

 Net investment
income (loss)        .53         .20         .03         .09         .05        .16       .09        .11       .02        (.01)

 Net realized
and unrealized       9.72        2.34        4.15        6.80        4.40       1.69      (1.47)     2.33      (2.39)     1.13
gain (loss)
 on investments

 Total from
investment          10.25       2.54        4.18        6.89        4.45       1.85      (1.38)     2.44      (2.37)     1.12
operations

Less Distributions

 From net investment
income               (.19)       (.12)       (.01)       (.01)       (.14)      (.14)     (.04)      (.13)     --         --

 From net realized
gain                 (.73)       (3.60)      (1.40)      (.28)       --         --        (.49)      --        (3.50)     --

 Total distributions (.92)       (3.72)      (1.41)      (.29)       (.14)      (.14)     (.53)      (.13)     (3.50)     --

Redemption fees added
to paid              .05         .07         .08         .20         .23        .15       .01        --        --         --
in capital

Net asset value, end
of period           $ 33.30     $ 23.92     $ 25.03     $ 22.18     $ 15.38    $ 10.84   $ 8.98     $ 10.88   $ 8.57     $ 14.44

Total return H,I    43.24%      12.43%      19.61%      46.43%      43.62%     22.88%    (13.04)    28.76%    (11.60)    8.41%
                                                                                        %                    %

Net assets, end of
period (000         $ 617,035   $ 229,924   $ 155,563   $ 337,903   $ 49,405   $ 8,782   $ 5,432    $ 5,557   $ 6,387    $ 24,656
omitted)

Ratio of expenses to
average net          1.35%       1.47%       1.58%       1.55%       2.08%      2.50%     2.53%      2.56%     2.57%      1.53%
assets                                                 A                      K         K          K         K

Ratio of expenses to
average net          1.32%       1.45%       1.58%       1.55%       2.08%      2.50%     2.53%      2.56%     2.57%      1.53%
assets              C           C                       A
after expense reductions

Ratio of net investment
income               1.80%       .80%        .11%        .61%        .40%       1.78%     .83%       1.13%     .17%       (.05)
(loss) to average                                      A                                                                %
net assets

Portfolio turnover
rate                 81%         124%        95%         61%         134%       159%      282%       216%      456%       335%
                                                                        A



INDUSTRIAL EQUIPMENT



Selected Per-Share
Data and              1996F       1995        1994        1993D      1992E     1991E      1990E     1989E     1988E       1987J
Ratios G
Years ended February 28

Net asset value,
beginning of          $ 20.04     $ 20.61     $ 15.04     $ 13.89    $ 11.60   $ 12.41    $ 11.05   $ 10.52   $ 12.75     $ 10.00
period

Income from Investment
Operations

 Net investment income
(loss)                 .04         .01         --          .02        (.07)     .01        .13B      (.07)     (.04)       .07

 Net realized and
unrealized             7.10        (.44)       5.92        1.09       2.39      (.80)      1.19      .60       (1.96)      2.68
gain (loss) on
 investments

 Total from investment 7.14        (.43)       5.92        1.11       2.32      (.79)      1.32      .53       (2.00)      2.75
operations

Less Distributions

 From net investment
income                 (.05)       (.01)       (.01)       --         --        --         --        --        --          --

 In excess of net
investment             --          --          --          --         (.11)     (.09)      --        --        --          --
income

 From net realized
gain                   (2.05)      (.16)       (.40)       --         --        --         --        --        (.23)       --

 Total distributions   (2.10)      (.17)       (.41)       --         (.11)     (.09)      --        --        (.23)       --

Redemption fees added
to paid                .03         .03         .06         .04        .08       .07        .04       --        --          --
in capital

Net asset value, end of
period                $ 25.11     $ 20.04     $ 20.61     $ 15.04    $ 13.89   $ 11.60    $ 12.41   $ 11.05   $ 10.52     $ 12.75

Total return H,I      36.86%      (1.93)%     40.07%      8.28%      20.91%    (5.90)%    12.31%    5.04%     (15.32)%    27.50%

Net assets, end of
period (000           $ 137,520   $ 109,968   $ 206,012   $ 14,601   $ 7,529   $ 1,949    $ 3,240   $ 2,965   $ 5,607     $ 2,355
omitted)

Ratio of expenses to
average net            1.54%       1.80%       1.69%       2.49%      2.49%     2.52%      2.59%     2.58%     2.65%       1.70%
assets                                                   A,K        K         K          K         K         K           A

Ratio of expenses to
average                1.53%       1.78%       1.68%       2.49%      2.49%     2.52%      2.59%     2.58%     2.65%       1.70%
net assets            C           C           C           A                                                               A
after expense reductions

Ratio of net investment
income                 .19%        .06%        .01%        .15%       (.57)%    .09%       1.06%     (.66)%    (.37)%      .38%
(loss) to average net assets                              A                                                               A

Portfolio turnover rate 115%       131%        95%         407%       167%      43%        132%      164%      407%        514%
                                                          A                                                               A


A ANNUALIZED
B INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.11 PER SHARE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FOR THE YEAR ENDED FEBRUARY 29
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J FROM SEPTEMBER 29, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
K DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
INDUSTRIAL MATERIALS



Selected Per-Share
Data and              1996F      1995        1994        1993D      1992E      1991E     1990E      1989E     1988E      1987B
Ratios G
Years ended February 28

Net asset value,
beginning of          $ 23.13    $ 21.67     $ 17.44     $ 17.12    $ 12.63    $ 12.43   $ 13.73    $ 13.15   $ 14.56    $ 10.00
period

Income from Investment
Operations

 Net investment income
(loss)                 .12        .17         .15         .12        .04        .15       .17        (.07)     .06        .04

 Net realized and
unrealized             2.92       1.43        4.07        .19        4.32       .37       (1.50)     .86       (1.44)     4.52
gain (loss)
 on investments

 Total from investment 3.04       1.60        4.22        .31        4.36       .52       (1.33)     .79       (1.38)     4.56
operations

Less Distributions

 From net investment
income                 (.15)      (.18)       (.06)       (.08)      --         --        --         (.21)     (.02)      --

 In excess of net
investment             --         --          --          --         (.06)      (.34)     --         --        --         --
income

 From net realized
gain                   --         --          --          --         --         --        --         --        (.01)      --

 Total distributions   (.15)      (.18)       (.06)       (.08)      (.06)      (.34)     --         (.21)     (.03)      --

Redemption fees added
to paid                .05        .04         .07         .09        .19        .02       .03        --        --         --
in capital

Net asset value, end of
period                $ 26.07    $ 23.13     $ 21.67     $ 17.44    $ 17.12    $ 12.63   $ 12.43    $ 13.73   $ 13.15    $ 14.56

Total return H,I       13.38%     7.65%       24.66%      2.36%      36.15%     4.25%     (9.47)%    6.13%     (9.45)%    45.60%

Net assets, end of
period (000           $ 86,338   $ 183,454   $ 155,721   $ 25,041   $ 22,184   $ 2,689   $ 3,140    $ 8,571   $ 42,751   $ 27,976
omitted)

Ratio of expenses to
average net            1.64%      1.56%       2.10%       2.02%      2.47%J     2.49%J    2.59%J     2.68%J    2.43%J     1.56%
assets                                                   A                                                               A

Ratio of expenses to
average                1.61%      1.53%       2.08%       2.02%      2.47%      2.49%     2.59%      2.68%     2.43%      1.56%
net assets            C          C           C           A                                                               A
after expense reductions

Ratio of net investment
income                 .49%       .77%        .75%        .86%       .25%       1.30%     1.22%      (.54)%    .53%       .15%
(loss) to average net assets                           A                                                               A

Portfolio turnover rate 138%      139%        185%        273%       222%       148%      250%       289%      455%       414%
                                                        A                                                               A


INSURANCE



Selected Per-Share Data
and Ratios                 1996F      1995       1994       1993D      1992E     1991E     1990E     1989E     1988E      1987E
G
Years ended February 28

Net asset value, beginning
of period                  $ 21.31    $ 19.41    $ 21.58    $ 18.03    $ 16.73   $ 13.63   $ 12.65   $ 9.90    $ 11.30    $ 12.01

Income from Investment Operations

 Net investment income
(loss)                      .06        .05        --         (.04)      .04       .23       .17       .11       .03        .05

 Net realized and unrealized
gain                        6.15       1.78       (.24)      5.12       1.48      2.83      .93       2.73      (1.29)     (.76)
(loss) on investments

 Total from investment
operations                  6.21       1.83       (.24)      5.08       1.52      3.06      1.10      2.84      (1.26)     (.71)

Less Distributions

 From net investment income (.07)      --         (.01)      --         (.26)     --        (.15)     (.09)     (.14)      --

 In excess of net investment
income                      --         --         --         (.03)      --        --        --        --        --         --

 From net realized gain     (.72)      --         (1.96)     (1.71)     --        --        --        --        --         --

 Total distributions        (.79)      --         (1.97)     (1.74)     (.26)     --        (.15)     (.09)     (.14)      --

Redemption fees added to
paid in                     .04        .07        .04        .21        .04       .04       .03       --        --         --
capital

Net asset value, end of
period                     $ 26.77    $ 21.31    $ 19.41    $ 21.58    $ 18.03   $ 16.73   $ 13.63   $ 12.65   $ 9.90     $ 11.30

Total return H,I           29.51%     9.79%      (1.24)     31.98%     9.47%     22.74     8.82      28.83     (11.04)    (5.91)
                                                 %                               %         %         %         %          %

Net assets, end of period
(000                       $ 38,994   $ 21,838   $ 18,419   $ 26,367   $ 2,573   $ 2,176   $ 2,240   $ 3,160   $ 3,515    $ 7,573
omitted)

Ratio of expenses to
average net                 1.77%      2.36%      1.93%      2.49%      2.47%     2.49      2.50      2.53      2.48%      1.63%
assets                                                      A,J        J         %J        %J        %J        J

Ratio of expenses to
average net                 1.74%      2.34%      1.93%      2.49%      2.47%     2.49      2.50      2.53      2.48%      1.63%
assets after expense
reductions                 C          C                     A                    %         %         %

Ratio of net investment
income (loss)               .26%       .25%       (.02)      (.26)%     .22%      1.58      1.15      .98       .28%       .53%
to average net assets                            %          A                    %         %         %

Portfolio turnover rate     164%       265%       101%       81%        112%      98        158       95        174%       718%
                                                            A                    %         %         %


A ANNUALIZED
B FROM SEPTEMBER 29, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FOR THE YEAR ENDED FEBRUARY 29
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
LEISURE



Selected Per-Share
Data                 1996J      1995       1994        1993C      1992D      1991D      1990D      1989D      1988D      1987D
and Ratios F
Years ended February 28

Net asset value,
beginning            $ 40.71    $ 45.30    $ 35.77     $ 31.65    $ 26.32    $ 24.90    $ 28.51    $ 22.38    $ 24.83    $ 22.54
of period

Income from Investment
Operations

 Net investment
income                (.21)      (.21)      (.29)       (.11)      (.08)      .08        .26I       .12        (.03)      (.09)
(loss)

 Net realized and
unrealized            10.97      (.48)      12.98       4.21       5.40       1.55       (1.81)     6.41       (.39)      2.43
gain (loss)
 on investments

 Total from investment 10.76     (.69)      12.69       4.10       5.32       1.63       (1.55)     6.53       (.42)      2.34
operations

Less Distributions

 From net investment  --         --         --          --         --         (.23)      (.07)      --         --         (.01)
income

 From net realized
gain                  (5.32)     (3.93)     (3.26)      --         --         --         (2.03)     (.40)      (2.03)     (.04)

 Total distributions  (5.32)     (3.93)     (3.26)      --         --         (.23)      (2.10)     (.40)      (2.03)     (.05)

Redemption fees added
to                    .02        .03        .10         .02        .01        .02        .04        --         --         --
paid in capital

Net asset value, end of $ 46.17 $ 40.71    $ 45.30     $ 35.77    $ 31.65    $ 26.32    $ 24.90    $ 28.51    $ 22.38    $ 24.83
period

Total return G,H      27.61%     (1.07)%    37.14%      13.02%     20.25%     6.78%      (6.33)%    29.65%     .25%       10.40%

Net assets, end of
period               $ 85,013   $ 69,569   $ 105,833   $ 44,824   $ 40,051   $ 40,727   $ 49,609   $ 91,367   $ 56,149   $ 72,274
(000 omitted)

Ratio of expenses to 1.64%      1.64%      1.55%       1.90%A     2.21%      2.27%      1.96%      1.73%      1.96%      1.55%
average net assets

Ratio of expenses to  1.63%      1.62%E     1.53%E      1.90%A     2.21%      2.27%      1.96%      1.73%      1.96%      1.55%
average net assets   E
after expense reductions

Ratio of net investment (.46)    (.52)%     (.69)%      (.39)%A    (.28)%     .34%       .86%       .50%       (.13)%     (.16)%
income (loss) to average %
net assets

Portfolio turnover rate 141%     103%       170%        109%A      45%        75%        124%       249%       229%       148%


MEDICAL DELIVERY



Selected
Per-Share Data 1996J       1995        1994        1993C       1992D       1991D       1990D      1989D      1988D      1987B
and Ratios F
Years ended February 28

Net asset value,
beginning      $ 23.18     $ 20.28     $ 14.46     $ 19.64     $ 18.75     $ 11.17     $ 9.85     $ 7.42     $ 8.67     $ 10.00
of period

Income from Investment
Operations

 Net investment
income          (.03)       .06         (.10)       (.13)       (.15)       (.01)       .16        .05        (.05)      .07
(loss)

 Net realized
and             7.72        3.74        5.84        (3.56)      2.16        7.76        1.43       2.38       (.82)      (1.40)
unrealized gain (loss)
 on investments

 Total from
investment      7.69        3.80        5.74        (3.69)      2.01        7.75        1.59       2.43       (.87)      (1.33)
operations

Less Distributions

 From net
investment      --          (.06)       --          --          --          --          (.05)      --         (.02)      --
income

 From net
realized gain   (1.91)      (.89)       --          (1.55)      (1.24)      (.39)       (.26)      --         (.36)      --

 Total
distributions   (1.91)      (.95)       --          (1.55)      (1.24)      (.39)       (.31)      --         (.38)      --

Redemption fees
added to        .04         .05         .08         .06         .12         .22         .04        --         --         --
paid in capital

Net asset value,
end of         $ 29.00     $ 23.18     $ 20.28     $ 14.46     $ 19.64     $ 18.75     $ 11.17    $ 9.85     $ 7.42     $ 8.67
period

Total return
G,H            34.15%      19.63%      40.25%      (19.63)%    11.71%      72.85%      16.35%     32.75%     (9.11)%    (13.30)%

Net assets, end
of period      $ 295,489   $ 299,570   $ 188,553   $ 71,809    $ 129,361   $ 131,622   $ 23,559   $ 20,077   $ 3,639    $ 3,430
(000 omitted)

Ratio of expenses
to              1.65%       1.48%       1.82%       1.77%       1.69%       1.94%       2.16%      2.48%      2.48%      1.49%
average net assets                               A                                              K          K          A

Ratio of expenses
to              1.62%       1.45%       1.79%       1.77%       1.69%       1.94%       2.16%      2.48%      2.48%      1.49%
average net
assets after   E           E           E           A                                                                    A
expense reductions

Ratio of net
investment     (.13)%      .29%        (.57)%      (.89)%      (.71)%      (.07)%      1.43%      .59%       (.65)%     .62%
income (loss) to average                          A                                                                    A
net assets

Portfolio turnover
rate            132%        123%        164%        155%        181%        165%        253%       92%        264%       221%
                                                   A                                                                    A


A ANNUALIZED
B FROM JUNE 30, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.16 PER SHARE.
J FOR THE YEAR ENDED FEBRUARY 29
K DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
MULTIMEDIA



Selected Per-Share Data
and Ratios G

Years ended February
28                     1996L      1995       1994       1993D      1992E      1991E     1990E       1989E      1988E      1987B

Net asset value,
beginning              $ 22.35    $ 23.87    $ 18.26    $ 15.93    $ 12.96    $ 11.65   $ 16.20     $ 12.45    $ 12.05    $ 10.00
of period

Income from Investment
Operations

 Net investment income  .02        (.01)      (.10)      (.07)      (.17)      (.05)     (.02)J      (.14)      (.06)      .03
(loss)

 Net realized and       7.00       1.67       6.28       2.61       3.08       1.29      (1.96)      4.64       1.25       2.02
unrealized gain (loss)
 on investments

 Total from investment  7.02       1.66       6.18       2.54       2.91       1.24      (1.98)      4.50       1.19       2.05
operations

Less Distributions

 From net investment   (.02)      --         --         --         --         --        --          --         (.01)      --
income

 From net realized gain (2.19)     (3.21)     (.65)      (.23)      --         --        (2.57)      (.75)      (.78)      --

 Total distributions    (2.21)     (3.21)     (.65)      (.23)      --         --        (2.57)      (.75)      (.79)      --

Redemption fees added to .02       .03        .08        .02        .06        .07       --          --         --         --
paid in capital

Net asset value, end of $ 27.18   $ 22.35    $ 23.87    $ 18.26    $ 15.93    $ 12.96   $ 11.65     $ 16.20    $ 12.45    $ 12.05
period

Total return H,I       31.98%     9.35%      34.86%     16.14%     22.92%     11.24%    (15.32)%    38.22%     11.49%     20.50%

Net assets, end of
period                 $ 94,970   $ 38,157   $ 49,177   $ 16,647   $ 8,393    $ 5,177   $ 7,400     $ 45,670   $ 17,356   $ 7,008
(000 omitted)

Ratio of expenses to    1.56%      2.05%      1.66%      2.49%      2.49%      2.53%     2.51%       2.66%      2.48%      1.50%
average net assets                                     A,K        K          K         K           K          K          A

Ratio of expenses to    1.54%F     2.03%F     1.63%F     2.49%      2.49%      2.53%     2.51%       2.66%      2.48%      1.50%
average net assets after                               A                                                                 A
expense reductions

Ratio of net investment .08%       (.07)%     (.42)%     (.52)%     (1.22)%    (.43)%    (.14)%      (1.01)%    (.52)%     .25%
income (loss) to average                               A                                                                 A
net assets

Portfolio turnover rate 223%       107%       340%       70%        111%       150%      75%         437%       325%       224%
                                                        A                                                                 A


NATURAL GAS

Selected Per-Share Data and Ratios G

Year ended February 28                                               1996L      1995       1994C

Net asset value, beginning of period                                 $ 8.98     $ 9.48     $ 10.00

Income from Investment Operations

 Net investment income                                                .05        .03        .02

 Net realized and unrealized gain (loss) on investments               2.36       (.53)      (.46)

 Total from investment operations                                     2.41       (.50)      (.44)

Less Distributions

 From net investment income                                           (.05)      (.02)      --

 From net realized gain                                               --         --         (.07)

 In excess of net realized gain                                       --         --         (.06)

 Total distributions                                                  (.05)      (.02)      (.13)

Redemption fees added to paid in capital                              .02        .02        .05

Net asset value, end of period                                       $ 11.36    $ 8.98     $ 9.48

Total return H,I                                                      27.10%     (5.06)%    (3.84)%

Net assets, end of period (000 omitted)                              $ 60,228   $ 79,894   $ 63,073

Ratio of expenses to average net assets                               1.68%      1.70%      1.94%A

Ratio of expenses to average net assets after expense reductions      1.67%F     1.66%F     1.93%A,
                                                                                           F

Ratio of net investment income to average net assets                  .46%       .30%       .17%A

Portfolio turnover rate                                               79%        177%       44%A


A ANNUALIZED
B FROM JUNE 30, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
C FROM APRIL 21, 1993 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1994
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
K DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
L FOR THE YEAR ENDED FEBRUARY 29
PAPER AND FOREST PRODUCTS



Selected Per-Share
Data and            1996I      1995       1994       1993C      1992D      1991D      1990D      1989D     1988D       1987B
Ratios F
Years ended February 28

Net asset value,
beginning of        $ 21.14    $ 19.61    $ 16.08    $ 15.37    $ 12.64    $ 11.00    $ 12.33    $ 11.71   $ 15.86     $ 10.00
period

Income from Investment
Operations

 Net investment
income (loss)         .08        .01        (.01)      .06        .13        .19        .11        .01       (.03)       .19

 Net realized and
unrealized            1.83       2.53       3.38       .65        2.64       1.56       (1.31)     .64       (3.04)      5.67
gain (loss)
 on investments

 Total from
investment           1.91       2.54       3.37       .71        2.77       1.75       (1.20)     .65       (3.07)      5.86
operations

Less Distributions

 From net investment
income              (.08)      --         (.01)      (.09)      (.30)      (.17)      (.15)      (.03)     (.04)       --

 From net realized
gain                 (2.27)     (1.17)     --         --         --         --         --         --        (1.04)      --

 Total distributions (2.35)     (1.17)     (.01)      (.09)      (.30)      (.17)      (.15)      (.03)     (1.08)      --

Redemption fees added
to paid              .08        .16        .17        .09        .26        .06        .02        --        --          --
in capital

Net asset value,
end of period        $ 20.78    $ 21.14    $ 19.61    $ 16.08    $ 15.37    $ 12.64    $ 11.00    $ 12.33   $ 11.71     $ 15.86

Total return G,H     9.18%      14.91%     22.03%     5.25%      24.52%     16.85%     (9.68)%    5.57%     (19.01)%    58.60%

Net assets, end of
period (000          $ 27,270   $ 94,219   $ 66,908   $ 25,098   $ 28,957   $ 12,579   $ 5,289    $ 9,479   $ 15,426    $ 110,418
omitted)

Ratio of expenses to
average net          1.91%      1.88%      2.08%      2.21%      2.05%      2.49%J     2.57%J     2.54%J    2.52%J      1.29%
assets                                               A                                                                 A

Ratio of expenses to
average              1.90%      1.87%      2.07%      2.21%      2.05%      2.49%      2.57%      2.54%     2.52%       1.29%
net assets after
expense              E          E          E          A                                                                 A
reduction

Ratio of net
investment income   .34%       .05%       (.08)%     .49%       .92%       1.73%      .92%       .07%      (.20)%      1.61%
(loss) to average net assets                         A                                                                 A

Portfolio turnover
rate                 78%        209%       176%       222%       421%       171%       221%       154%      209%        466%
                                                      A                                                                 A


PRECIOUS METALS AND MINERALS



Selected Per-Share
Data and    1996I       1995        1994        1993C       1992D       1991D       1990D       1989D       1988D       1987D
Ratios F
Years ended February 28

Net asset value,
beginning of $ 15.27    $ 16.62     $ 9.86      $ 9.90      $ 10.68     $ 12.23     $ 11.35     $ 13.09     $ 18.38     $ 9.270
period

Income from Investment
Operations

 Net investment income
(loss)       .07         .17         .21         .09         .10         .18         .13         .26         .41         .321

 Net realized and unrealized
gain         5.54        (1.42)      6.48        (.05)       (.91)       (1.71)      .84         (1.54)      (5.51)      8.884
(loss)
 on investments

 Total from
investment   5.61        (1.25)      6.69        .04         (.81)       (1.53)      .97         (1.28)      (5.10)      9.205
operations

Less Distributions

 From net investment
income      (.06)       (.18)       (.19)       (.17)       (.10)       (.15)       (.18)       (.46)       (.07)       (.095)

 In excess of net
investment   --          (.05)       (.02)       --          --          --          --          --          --          --
income

 From net realized
gain         --          --          --          --          --          --          --          --          (.12)       --

 Total
distributions (.06)      (.23)       (.21)       (.17)       (.10)       (.15)       (.18)       (.46)       (.19)       (.095)

Redemption fees
added to paid .14        .13         .28         .09         .13         .13         .09         --          --          --
in capital

Net asset value,
end of period $ 20.96   $ 15.27     $ 16.62     $ 9.86      $ 9.90      $ 10.68     $ 12.23     $ 11.35     $ 13.09     $ 18.380

Total return
G,H          37.74%      (6.86)%     70.58%      1.51%       (6.46)%     (11.45)%    9.08%       (9.63)%     (27.88)%    100.65%

Net assets, end of
period (000 $ 467,196   $ 364,204   $ 409,212   $ 137,922   $ 130,002   $ 155,367   $ 192,551   $ 180,837   $ 242,810   $ 648,051
omitted)

Ratio of expenses
to average  1.52%       1.46%       1.55%       1.73%       1.81%       1.79%       1.93%       1.88%       2.02%       1.50%
net assets                                     A

Ratio of net investment
income     .39%        .99%        1.38%       1.12%       .92%        1.52%       1.01%       2.18%       2.42%       3.44%
(loss) to average net assets                    A

Portfolio turnover
rate        53%         43%         73%         36%         44%         41%         98%         72%         86%         84%
                                                A


A ANNUALIZED
B FROM JUNE 30, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I FOR THE YEAR ENDED FEBRUARY 29
J DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
REGIONAL BANKS



Selected Per-Share Data
and Ratios G

Years ended February
28                 1996C       1995        1994       1993D       1992E       1991E      1990E      1989E      1988E     1987B

Net asset value,
beginning          $ 18.01     $ 17.99     $ 20.88    $ 16.48     $ 11.40     $ 9.77     $ 11.33    $ 8.94     $ 9.21    $ 10.00
of period

Income from Investment
Operations

 Net investment
income              .52         .37         .19        .16         .25         .22        .21        .22        .15       .17

 Net realized and   6.78        .87         .93        5.09        5.37        1.41       (1.03)     2.84       (.21)     (.96)
unrealized gain (loss)
 on investments

 Total from
investment          7.30        1.24        1.12       5.25        5.62        1.63       (.82)      3.06       (.06)     (.79)
operations

Less Distributions

 From net
investment         (.25)       (.29)       (.15)      (.11)       (.15)       (.15)      (.11)      (.20)      (.06)     --
income

 From net realized
gain              (.72)       (.98)       (3.92)     (.81)       (.53)       --         (.65)      (.47)      (.15)     --

 Total
distributions      (.97)       (1.27)      (4.07)     (.92)       (.68)       (.15)      (.76)      (.67)      (.21)     --

Redemption fees
added to           .03         .05         .06        .07         .14         .15        .02        --         --        --
paid in capital

Net asset value,
end of             $ 24.37     $ 18.01     $ 17.99    $ 20.88     $ 16.48     $ 11.40    $ 9.77     $ 11.33    $ 8.94    $ 9.21
period

Total return H,I  40.94%      7.79%       6.46%      33.10%      52.34%      18.73%     (7.94)%    35.71%     (.16)%    (7.90)%

Net assets, end
of period          $ 315,178   $ 164,603   $ 97,429   $ 315,520   $ 156,570   $ 24,212   $ 5,410    $ 17,961   $ 9,087   $ 2,979
(000 omitted)

Ratio of expenses
to                  1.41%       1.58%       1.62%      1.49%       1.77%       2.51%      2.55%      2.53%      2.48%     1.63%
average net assets                                 A                       K          K          K          K         A

Ratio of expenses
to                  1.40%F      1.56%F      1.60%F     1.49%       1.77%       2.51%      2.55%      2.53%      2.48%     1.63%
average net assets after                           A                                                                  A
expense reductions

Ratio of net
investment          2.42%       1.99%       .88%       1.06%       1.80%       2.34%      1.74%      2.24%      1.61%     2.10%
income to average net                                 A                                                                  A
assets

Portfolio turnover
rate                103%        106%        74%        63%         89%         110%       411%       352%       291%      227%
                                                      A                                                                  A


RETAILING



Selected Per-Share Data and
Ratios G

Years ended February 28  1996C      1995       1994       1993D      1992E      1991E      1990E     1989E     1988E      1987E

Net asset value,
beginning of             $ 23.91    $ 24.91    $ 23.87    $ 22.13    $ 17.42    $ 13.94    $ 14.60   $ 11.57   $ 13.51    $ 11.73
period

Income from Investment
Operations

 Net investment income
(loss)                    (.14)      (.18)      (.22)      (.08)      (.03)      (.05)      .32J      .06       .02        .05

 Net realized and
unrealized                4.07       (.96)      3.85       2.93       5.09       3.43       1.72      3.18      (.97)      1.73
gain (loss) on
 investments

 Total from investment    3.93       (1.14)     3.63       2.85       5.06       3.38       2.04      3.24      (.95)      1.78
operations

Less Distributions

 From net investment
income                    --         --         --         --         --         --         (.16)     (.03)     (.23)      --

 From net realized gain   --         --         (2.63)     (1.17)     (.50)      (.03)      (2.57)    (.18)     (.76)      --

 Total distributions      --         --         (2.63)     (1.17)     (.50)      (.03)      (2.73)    (.21)     (.99)      --

Redemption fees added
to paid                  .03        .14        .04        .06        .15        .13        .03       --        --         --
in capital

Net asset value,
end of period            $ 27.87    $ 23.91    $ 24.91    $ 23.87    $ 22.13    $ 17.42    $ 13.94   $ 14.60   $ 11.57    $ 13.51

Total return H,I         16.56%     (4.01)     15.61%     13.72%     30.28%     25.26%     15.01%    28.32%    (4.95)     15.17%
                                    %                                                                          %

Net assets, end of
period (000              $ 44,051   $ 31,090   $ 52,790   $ 74,878   $ 48,441   $ 18,069   $ 8,451   $ 9,149   $ 15,103   $ 9,513
omitted)

Ratio of expenses to
average net              1.94%      2.07%      1.86%      1.77%      1.87%      2.54%      2.50%     2.51%     2.47%      1.54%
assets                                                    A                     K          K         K         K

Ratio of expenses to
average net              1.92%      1.96%      1.83%      1.77%      1.87%      2.54%      2.50%     2.51%     2.47%      1.54%
assets                   F          F          F          A
after expense reductions

Ratio of net investment
income                   (.53)      (.74)      (.87)      (.44)%     (.13)      (.34)      2.13%     .48%      .13%       .39%
(loss) to                %          %          %          A          %          %
average net assets

Portfolio turnover rate   235%       481%       154%       171%       205%       115%       212%      290%      294%       596%
                                                          A


A ANNUALIZED
B FROM JUNE 30, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
C FOR THE YEAR ENDED FEBRUARY 29
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.29 PER SHARE.
K DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
SOFTWARE AND COMPUTER SERVICES



Selected Per-Share Data
and              1996K       1995        1994        1993C       1992D      1991D      1990D      1989D      1988D      1987D
Ratios F
Years ended February 28

Net asset value,
beginning of    $ 29.07     $ 28.89     $ 27.62     $ 21.63     $ 19.77    $ 15.58    $ 15.75    $ 14.36    $ 17.35    $ 13.36
period

Income from Investment
Operations

 Net investment
income (loss)    (.19)       (.26)       (.34)       (.07)B      (.28)      (.14)J     (.20)      (.22)      (.10)      .06I

 Net realized and
unrealized gain  11.85       .67         7.92        5.88        4.37       4.06       .82        1.61       (2.21)     3.93
(loss) on investments

 Total from investment
operations       11.66       .41         7.58        5.81        4.09       3.92       .62        1.39       (2.31)     3.99

Less Distributions

 From net realized
gain            (4.60)      (.33)       (6.48)      --          (2.50)     --         (.86)      --         (.68)      --

Redemption fees added
to paid in      .07         .10         .17         .18         .27        .27        .07        --         --         --
capital

Net asset value, end
of period       $ 36.20     $ 29.07     $ 28.89     $ 27.62     $ 21.63    $ 19.77    $ 15.58    $ 15.75    $ 14.36    $ 17.35

Total return G,H  40.17%      1.97%       33.19%      27.69%      25.36%     26.89%     4.64%      9.68%      (12.86)    29.87
                                                                                                            %          %

Net assets, end
of period (000   $ 337,633   $ 236,445   $ 178,034   $ 151,212   $ 89,571   $ 17,290   $ 10,539   $ 14,046   $ 23,084   $ 103,371
omitted)

Ratio of expenses
to average net   1.48%       1.52%       1.57%       1.64%       1.98%      2.50%      2.56%      2.63%      2.51%      1.51
assets                                              A                      N          N          N          N          %

Ratio of expenses to
average net      1.47%       1.50%       1.57%       1.64%       1.98%      2.50%      2.56%      2.63%      2.51%      1.51
assets           E           E                       A                                                                  %
after expense reductions

Ratio of net investment
income          (.54)%      (1.01)      (1.19)      (.37)%      (1.30)     (.84)      (1.30)     (1.51)     (.61)      .08
(loss) to                   %           %           A           %          %          %          %          %          %
average net assets

Portfolio turnover
rate             183%        164%        376%        402%        348%       326%       284%       434%       134%       220
                                                    A                                                                  %


TECHNOLOGY



Selected Per-Share Data and Ratios F

Years ended February
28          1996K       1995        1994        1993C       1992D       1991D       1990D      1989D       1988D       1987D

Net asset value, beginning of
period      $ 42.05     $ 41.83     $ 34.62     $ 32.44     $ 27.06     $ 20.08     $ 18.37    $ 18.22     $ 25.98     $ 24.93

Income from Investment Operations

 Net investment income
(loss)      (.28)       (.39)       (.24)B      .13M        (.26)       .14L        (.15)      (.12)       (.16)       (.07)

 Net realized and unrealized gain
(loss)       20.83       1.95        11.04       4.68        5.56        6.46        1.75       .27         (6.80)      1.20
on investments

 Total from investment
operations   20.55       1.56        10.80       4.81        5.30        6.60        1.60       .15         (6.96)      1.13

Less Distributions

 From net investment
income        --          --          (.13)       --          --          --          --         --          --          --

 In excess of net investment
income        --          --          --          --          (.16)       --          --         --          --          --

 From net realized
gain         (8.05)      (1.50)      (3.70)      (2.75)      --          --          --         --          (.80)       (.08)

 Total
distributions (8.05)      (1.50)      (3.83)      (2.75)      (.16)       --          --         --          (.80)       (.08)

Redemption fees added to
paid in      .12         .16         .24         .12         .24         .38         .11        --          --          --
capital

Net asset value, end of
period       $ 54.67     $ 42.05     $ 41.83     $ 34.62     $ 32.44     $ 27.06     $ 20.08    $ 18.37     $ 18.22     $ 25.98

Total return
G,H           50.71%      4.61%       35.62%      16.48%      20.57%      34.76%      9.31%      .82%        (26.49)     4.61%
                                                                                                           %

Net assets, end of period
(000         $ 483,026   $ 229,761   $ 202,475   $ 132,689   $ 105,954   $ 117,055   $ 78,535   $ 105,604   $ 137,956   $ 296,479
omitted)

Ratio of expenses to
average net   1.40%       1.57%       1.55%       1.64%       1.72%       1.83%       2.09%      1.86%       1.76%       1.44%
assets                                          A

Ratio of expenses to
average net   1.39%       1.56%       1.54%       1.64%       1.72%       1.83%       2.09%      1.86%       1.76%       1.44%
assets       E           E           E           A
after expense reductions

Ratio of net investment
income (loss) (.52)       (.98)       (.65)       .52%        (.84)       .61%        (.76)      (.67)       (.71)       (.21)
to            %          %           %           A           %                       %          %           %           %
average net assets

Portfolio turnover
rate          112%        102%        213%        259%        353%        442%        327%       397%        140%        73%
                                               A


A ANNUALIZED
B INVESTMENT INCOME PER SHARE REFLECTS DIVIDENDS RECEIVED IN ARREARS WHICH AMOUNTED TO $.03 PER SHARE.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE MONTHLY SHARES OUTSTANDING.
J INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
K FOR THE YEAR ENDED FEBRUARY 29
L INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.06 PER SHARE AND $.20 PER SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS IN EFFECT FOR A PORTION OF 1991.
M INVESTMENT INCOME PER SHARE REFLECTS DIVIDENDS RECEIVED IN ARREARS WHICH AMOUNTED TO $.10 PER SHARE.
N DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
TELECOMMUNICATIONS



Selected Per-Share Data and
Ratios G

Years ended
February 28     1996F       1995        1994        1993D       1992E      1991E      1990E      1989E       1988E      1987E

Net asset value, beginning
of period       $ 38.34     $ 37.10     $ 34.19     $ 29.22     $ 24.98    $ 23.19    $ 22.76    $ 16.52     $ 15.65    $ 12.73

Income from Investment Operations

 Net investment
income           .51         .29         .25         .29         .36        .31        .46        .30         .27        .10

 Net realized and
unrealized gain   9.15        2.54        7.00        5.29        4.13       1.86       1.02       6.09        .98        2.82
(loss) on investments

 Total from investment
operations     9.66        2.83        7.25        5.58        4.49       2.17       1.48       6.39        1.25       2.92

Less Distributions

 From net investment
income        (.39)       (.33)       (.20)       (.18)       (.28)      (.43)      (.12)      (.12)       (.02)      --

 From net realized
gain          (2.75)      (1.27)      (4.18)      (.48)       --         --         (.98)      (.03)       (.36)      --

 Total
distributions     (3.14)      (1.60)      (4.38)      (.66)       (.28)      (.43)      (1.10)     (.15)       (.38)      --

Redemption fees added
to paid in        .01         .01         .04         .05         .03        .05        .05        --          --         --
capital

Net asset value,
end of period    $ 44.87     $ 38.34     $ 37.10     $ 34.19     $ 29.22    $ 24.98    $ 23.19    $ 22.76     $ 16.52    $ 15.65

Total return H,I  25.79%      7.98%       21.90%      19.49%      18.19%     9.83%      6.21%      38.90%      8.45%      22.94%

Net assets, end of
period (000      $ 468,300   $ 369,476   $ 371,025   $ 134,338   $ 78,533   $ 55,162   $ 77,019   $ 116,016   $ 36,372   $ 11,415
omitted)

Ratio of expenses to
average net      1.52%       1.56%       1.54%       1.74%       1.90%      1.97%      1.85%      2.12%       2.48%      1.52%
assets                                               A                                                        L

Ratio of expenses to
average net      1.52%       1.55%       1.53%       1.74%       1.90%      1.97%      1.85%      2.12%       2.48%      1.52%
assets                       B           B           A
after expense reductions

Ratio of net investment
income to        1.17%       .77%        .64%        1.16%       1.32%      1.35%      1.83%      1.63%       1.64%      1.12%
average net assets                                   A

Portfolio turnover
rate             89%         107%        241%        115%        20%        262%       341%       224%        162%       284%
                                                     A


TRANSPORTATION



Selected Per-Share Data and 1996F     1995       1994       1993D      1992E     1991E     1990E     1989E     1988E      1987C
Ratios G
Years ended February 28

Net asset value, beginning of
period                     $ 20.53    $ 21.67    $ 18.68    $ 15.49    $ 11.26   $ 12.23   $ 13.59   $ 9.87    $ 11.83    $ 10.00

Income from Investment Operations

 Net investment income
(loss)                      (.09)K     (.17)      (.20)      (.07)      (.05)     .06       (.03)     (.04)     (.06)      .01J

 Net realized and
unrealized gain             2.60       1.17       5.07       3.55       4.18      (.57)     .96       3.76      (1.77)     1.82
(loss) on investments

 Total from investment
operations                  2.51       1.00       4.87       3.48       4.13      (.51)     .93       3.72      (1.83)     1.83

Less Distributions

 In excess of net investment  --       --         --         --         (.04)     --        --        --        --         --
income

 From net realized gain     (1.22)     (2.19)     (1.96)     (.36)      --        (.50)     (2.32)    --        (.13)      --

 Total distributions        (1.22)     (2.19)     (1.96)     (.36)      (.04)     (.50)     (2.32)    --        (.13)      --

Redemption fees added to
paid in                     .10        .05        .08        .07        .14       .04       .03       --        --         --
capital

Net asset value, end of
period                     $ 21.92    $ 20.53    $ 21.67    $ 18.68    $ 15.49   $ 11.26   $ 12.23   $ 13.59   $ 9.87     $ 11.83

Total return H,I            12.95%     5.90%      27.47%     23.14%     38.01%    (4.10)    6.90%     37.69%    (15.17)    18.30%
                                                                               %                             %

Net assets, end of period
 (000                      $ 11,445   $ 12,704   $ 13,077   $ 10,780   $ 2,998   $ 770     $ 1,630   $ 3,998   $ 1,355    $ 1,747
omitted)

Ratio of expenses to
average net                 2.47%      2.37%      2.40%      2.48%      2.43%     2.39%     2.50%     2.50%     2.41%      1.60%
assets                     L                                A,L        L         L         L         L         L          A

Ratio of expenses to
average net                 2.44%      2.36%      2.39%      2.48%      2.43%     2.39%     2.50%     2.50%     2.41%      1.60%
assets                     B          B          B          A                                                             A
after expense reductions

Ratio of net investment
income                      (.43)      (.83)      (.96)      (.53)%     (.34)     .52%      (.20)     (.33)     (.59)      .01%
(loss) to                  %          %          %          A          %                   %         %         %          A
average net assets

Portfolio turnover rate    175%       178%       115%       116%       423%      187%      156%      172%      255%       218%
                                                           A                                                             A


A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FROM SEPTEMBER 29, 1986 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1987
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FOR THE YEAR ENDED FEBRUARY 29
G FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
H TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE MONTHLY SHARES OUTSTANDING.
K INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PACCAR, INC. WHICH AMOUNTED TO $.05 PER SHARE.
L DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
UTILITIES GROWTH



Selected Per-Share Data and Ratios F

Years ended
February 28       1996B       1995        1994        1993C       1992D      1991D      1990D      1989D      1988D      1987D

Net asset value, beginning
of period        $ 34.88     $ 36.61     $ 41.49     $ 37.18     $ 35.57    $ 31.70    $ 28.82    $ 24.67    $ 26.31    $ 24.860

Income from Investment Operations

 Net investment
income           1.10        1.13        1.33        1.19        1.66       1.59       1.27       1.39       1.21       1.335

 Net realized and unrealized
gain (loss)      7.86        (1.17)      (.16)       6.14        2.82       3.41       2.40       4.18       (1.56)     .470
on investments

 Total from investment
operations       8.96        (.04)       1.17        7.33        4.48       5.00       3.67       5.57       (.35)      1.805

Less Distributions

 From net investment
income           (.84)       (1.05)      (1.13)      (1.33)      (1.69)     (.60)      (.81)      (1.42)     (.45)      (.215)

 From net realized
gain              --          (.67)       (4.94)      (1.70)      (1.19)     (.58)      --         --         (.84)      (.140)

 Total
distributions     (.84)       (1.72)      (6.07)      (3.03)      (2.88)     (1.18)     (.81)      (1.42)     (1.29)     (.355)

Redemption fees added to paid
in capital        .03         .03         .02         .01         .01        .05        .02        --         --         --

Net asset value, end
of period         $ 43.03     $ 34.88     $ 36.61     $ 41.49     $ 37.18    $ 35.57    $ 31.70    $ 28.82    $ 24.67    $ 26.310

Total return G,H  25.82%      .21%        2.53%       20.90%      13.23      16.25      13.00      23.39      (1.08)     7.19
                                                                 %          %          %          %          %          %

Net assets, end of period
(000 omitted)    $ 266,768   $ 237,635   $ 250,522   $ 290,718   $ 206,87   $ 197,40   $ 124,93   $ 84,968   $ 85,008   $ 99,337
                                                                 2          9          1

Ratio of expenses to average
net assets       1.39%       1.43%       1.36%       1.42%       1.51       1.65       1.67       1.21       1.94%      1.45
                                                     A           %          %          %          %                     %

Ratio of expenses to average
net assets       1.38%       1.42%       1.35%       1.42%       1.51       1.65       1.67       1.21       1.94%      1.45
                 E           E           E           A           %          %          %          %                     %
after expense reductions

Ratio of net investment
income to       2.76%       3.24%       3.11%       3.71%       4.58       4.75       3.93       5.33       4.71%      4.88
average net assets                                   A           %          %          %          %                     %

Portfolio turnover
rate             65%         24%         61%         34%         45         45         75         75         143%       161
                                                     A           %          %          %          %                     %


MONEY MARKET



Selected Per-Share Data and Ratios

Years ended
February 28   1996B       1995       1994       1993C       1992D       1991D      1990D       1989D       1988D       1987D

Net asset value, beginning
of period      $ 1.000     $ 1.000    $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment
Operations     .054        .042       .026       .026        .048        .073       .081        .078        .062        .056
 Net interest income

Less Distributions

 From net interest
income          (.054)      (.042)     (.026)     (.026)      (.048)      (.073)     (.081)      (.078)      (.062)      (.056)

Net asset value, end
of period      $ 1.000     $ 1.000    $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000     $ 1.000

Total return G 5.56%       4.28       2.62       2.63%       4.93        7.50       8.45        8.07        6.39%       5.73
                           %          %                      %           %          %           %                       %

Net assets, end of period
(000 omitted)  $ 610,821   $ 573,14   $ 518,65   $ 431,133   $ 542,620   $ 608,39   $ 643,272   $ 724,452   $ 1,008,0   $ 629,080
                           4          7                                  4                                  10

Ratio of expenses to average
net assets     .59%        .65        .72        .56%        .64         .73        .83         .76         .88%        .76
                           %          %          A           %           %          %           %                       %

Ratio of net interest income
to average     5.39%       4.19       2.59       3.09%       4.84        7.20       8.13        7.74        6.22%       5.58
net assets                 %          %          A           %           %          %           %                       %


A ANNUALIZED
B FOR THE YEAR ENDED FEBRUARY 29
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR PERIODS PRESENTED SUBSEQUENT TO 1987, NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING EACH PERIOD. AS OF MAY 1, 1987, THE FUNDS DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   KEY FACTS - CONTINUED


       PERFORMANCE
Stock fund performance is commonly measured as TOTAL RETURN. Money market fund performance can be measured as total return or yield. The total returns that follow are based on historical fund results and do not reflect the effect of taxes and would have been lower had certain expenses not been reduced during the periods shown.
Each fund's fiscal year runs from March 1 through February 29. The tables below show each fund's performance over past fiscal years compared to investing in a broad selection of stocks (S&P 500).

Fiscal periods ended February 29, 1996   Average Annual Total Returns   Cumulative Total Returns



                                       Past 1    Past 5    Past 10    Life of    Past 1    Past 5    Past 10    Life of
                                       year      years     years      fund       year      years     years      fund

AIR TRANSPORTATION                     54.91     15.86     10.57      11.25      54.91     108.7     173.1      197.1
                                       %         %         %          %          %         4%        5%         9%

AIR TRANSPORTATION (LOAD ADJ.A)        50.26     15.15     10.23      10.92      50.26     102.4     164.9      188.2
                                       %         %         %          %          %         7%        5%         7%

AMERICAN GOLD                          47.02     14.78     10.74      10.42      47.02     99.19     177.3      175.1
                                       %         %         %          %          %         %         2%         0%

AMERICAN GOLD (LOAD ADJ.A)             42.61     14.08     10.40      10.09      42.61     93.22     169.0      166.8
                                       %         %         %          %          %         %         0%         5%

AUTOMOTIVE                             10.13     17.81     N/A        12.41      10.13     126.9     N/A        210.1
                                       %         %                    %          %         0%                   1%

AUTOMOTIVE (LOAD ADJ.A)                6.83%     17.09     N/A        12.05      6.83%     120.0     N/A        200.8
                                                 %                    %                    9%                   0%

BIOTECHNOLOGY                          44.97     12.60     16.59      17.03      44.97     81.01     364.1      398.4
                                       %         %         %          %          %         %         2%         7%

BIOTECHNOLOGY (LOAD ADJ.A)             40.62     11.92     16.24      16.68      40.62     75.58     350.2      383.5
                                       %         %         %          %          %         %         0%         1%

BROKERAGE AND INVESTMENT MANAGEMENT    29.85     21.46     7.53%      9.97%      29.85     164.3     106.7      173.8
                                       %         %                               %         9%        0%         7%

BROKERAGE AND INVESTMENT MANAGEMENT    25.95     20.73     7.20%      9.66%      25.95     156.4     100.4      165.6
(LOAD ADJ.A)                           %         %                               %         6%        9%         6%

CHEMICALS                              27.48     17.44     15.90      18.98      27.48     123.4     337.4      530.4
                                       %         %         %          %          %         2%        7%         0%

CHEMICALS (LOAD ADJ.A)                 23.65     16.73     15.55      18.63      23.65     116.7     324.3      511.4
                                       %         %         %          %          %         2%        5%         9%

COMPUTERS                              52.79     25.98     16.25      17.35      52.79     217.3     350.8      445.0
                                       %         %         %          %          %         3%        6%         9%

COMPUTERS (LOAD ADJ.A)                 48.21     25.22     15.90      17.02      48.21     207.8     337.3      428.7
                                       %         %         %          %          %         1%        4%         4%



CONSTRUCTION AND HOUSING                21.77   15.34   N/A     12.74   21.77   104.1   N/A     209.7
                                        %       %               %       %       1%              8%

CONSTRUCTION AND HOUSING (LOAD ADJ.A)   18.12   14.64   N/A     12.38   18.12   97.98   N/A     200.4
                                        %       %               %       %       %               9%

CONSUMER PRODUCTS                       30.01   15.86   N/A     15.58   30.01   108.7   N/A     127.4
                                        %       %               %       %       6%              8%

CONSUMER PRODUCTS (LOAD ADJ.A)          26.11   15.16   N/A     14.96   26.11   102.5   N/A     120.6
                                        %       %               %       %       0%              5%

DEFENSE AND AEROSPACE                   47.40   18.84   8.22%   10.65   47.40   137.0   120.2   230.7
                                        %       %               %       %       0%      3%      0%

DEFENSE AND AEROSPACE (LOAD ADJ.A)      42.98   18.12   7.89%   10.36   42.98   129.8   113.6   220.7
                                        %       %               %       %       9%      3%      8%

DEVELOPING COMMUNICATIONS               21.84   23.43   N/A     22.62   21.84   186.4   N/A     218.2
                                        %       %               %       %       6%              6%

DEVELOPING COMMUNICATIONS (LOAD         18.19   22.68   N/A     21.96   18.19   177.8   N/A     208.7
ADJ.A)                                  %       %               %       %       7%              1%

S&P 500                                 34.70   14.99   14.47   N/A     34.70   101.1   286.7   N/A
                                        %       %       %               %       4%      6%


A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S 3% SALES
CHARGE.

Fiscal periods ended February 29, 1996   Average Annual Total Returns   Cumulative Total Returns



      Past 1    Past 5    Past 10    Life of    Past 1    Past 5    Past 10    Life of
      year      years     years      fund       year      years     years      fund



ELECTRONICS                           72.75   31.84   13.47   14.10   72.75   298.2   253.7   304.74
                                      %       %       %       %       %       7%      9%      %

ELECTRONICS (LOAD ADJ.A)              67.56   31.04   13.12   13.78   67.56   286.3   243.1   292.60
                                      %       %       %       %       %       2%      8%      %

ENERGY                                20.92   6.99%   9.94%   7.18%   20.92   40.17   157.9   176.01
                                      %                               %       %       4%      %

ENERGY (LOAD ADJ.A)                   17.30   6.34%   9.60%   6.96%   17.30   35.97   150.2   167.73
                                      %                               %       %       0%      %

ENERGY SERVICE                        39.15   5.37%   6.90%   5.67%   39.15   29.87   94.92   75.62%
                                      %                               %       %       %

ENERGY SERVICE (LOAD ADJ.A)           34.97   4.73%   6.58%   5.35%   34.97   25.98   89.07   70.35%
                                      %                               %       %       %

ENVIRONMENTAL SERVICES                27.49   1.64%   N/A     5.28%   27.49   8.45%   N/A     41.00%
                                      %                               %

ENVIRONMENTAL SERVICES (LOAD ADJ.A)   23.67   1.02%   N/A     4.80%   23.67   5.20%   N/A     36.77%
                                      %                               %

FINANCIAL SERVICES                    39.05   27.30   12.94   18.51   39.05   234.3   237.7   1021.9
                                      %       %       %       %       %       7%      7%      7%

FINANCIAL SERVICES (LOAD ADJ.A)       34.88   26.53   12.60   18.26   34.88   224.3   227.6   988.31
                                      %       %       %       %       %       4%      4%      %

FOOD AND AGRICULTURE                  37.92   16.82   18.64   20.19   37.92   117.5   452.4   602.16
                                      %       %       %       %       %       5%      5%      %

FOOD AND AGRICULTURE (LOAD ADJ.A)     33.79   16.11   18.28   19.85   33.79   111.0   435.8   581.09
                                      %       %       %       %       %       3%      7%      %

HEALTH CARE PORTFOLIO                 39.68   18.08   19.91   21.93   39.68   129.5   514.3   1722.1
                                      %       %       %       %       %       6%      5%      8%

HEALTH CARE PORTFOLIO (LOAD ADJ.A)    35.49   17.36   19.54   21.67   35.49   122.6   495.9   1667.5
                                      %       %       %       %       %       7%      2%      1%



HOME FINANCE PORTFOLIO                43.24   34.39   18.36   21.18   43.24   338.2   439.4   611.65
                                      %       %       %       %       %       8%      6%      %

HOME FINANCE PORTFOLIO (LOAD ADJ.A)   38.94   33.57   18.00   20.82   38.94   325.1   423.2   590.20
                                      %       %       %       %       %       3%      8%      %

INDUSTRIAL EQUIPMENT                  36.86   19.29   N/A     12.16   36.86   141.5   N/A     194.99
                                      %       %               %       %       6%              %

INDUSTRIAL EQUIPMENT (LOAD ADJ.A)     32.76   18.57   N/A     11.80   32.76   134.3   N/A     186.14
                                      %       %               %       %       1%              %

INDUSTRIAL MATERIALS                  13.38   16.57   N/A     11.54   13.38   115.2   N/A     180.01
                                      %       %               %       %       8%              %

INDUSTRIAL MATERIALS (LOAD ADJ.A)     9.98%   15.87   N/A     11.18   9.98%   108.8   N/A     171.61
                                              %               %               3%              %

INSURANCE                             29.51   16.55   11.49   13.08   29.51   115.0   196.6   250.95
                                      %       %       %       %       %       9%      6%      %

INSURANCE (LOAD ADJ.A)                25.63   15.85   11.15   12.74   25.63   108.6   187.7   240.43
                                      %       %       %       %       %       4%      6%      %

LEISURE                               27.61   19.12   14.14   18.75   27.61   139.8   275.3   662.48
                                      %       %       %       %       %       6%      6%      %

LEISURE (LOAD ADJ.A)                  23.78   18.40   13.79   18.44   23.78   132.6   264.1   639.60
                                      %       %       %       %       %       6%      0%      %

MEDICAL DELIVERY                      34.15   17.62   N/A     16.13   34.15   125.1   N/A     325.14
                                      %       %               %       %       4%              %

MEDICAL DELIVERY (LOAD ADJ.A)         30.12   16.91   N/A     15.77   30.12   118.3   N/A     312.39
                                      %       %               %       %       8%              %

MULTIMEDIA                            31.98   24.17   N/A     17.75   31.98   195.1   N/A     386.04
                                      %       %               %       %       5%              %

MULTIMEDIA (LOAD ADJ.A)               28.02   23.41   N/A     17.38   28.02   186.2   N/A     371.46
                                      %       %               %       %       9%              %

NATURAL GAS                           27.10   N/A     N/A     5.34%   27.10   N/A     N/A     16.05%
                                      %                               %

NATURAL GAS (LOAD ADJ.A)              23.29   N/A     N/A     4.22%   23.29   N/A     N/A     12.56%
                                      %                               %

S&P 500                               34.70   14.99   14.47   N/A     34.70   101.1   286.7   N/A
                                      %       %       %               %       4%      6%


A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S 3% SALES
CHARGE.

Fiscal periods ended February 29, 1996   Average Annual Total Returns   Cumulative Total Returns



      Past 1    Past 5    Past 10    Life of    Past 1    Past 5    Past 10    Life of
      year      years     years      fund       year      years     years      fund



PAPER AND FOREST PRODUCTS                9.18%   16.51   N/A     11.52   9.18%   114.7   N/A     187.1
                                                 %               %               3%              2%

PAPER AND FOREST PRODUCTS (LOAD ADJ.A)   5.90%   15.81   N/A     11.16   5.90%   108.2   N/A     178.5
                                                 %               %               9%              0%

PRECIOUS METALS AND MINERALS             37.74   15.24   8.85%   6.65%   37.74   103.2   133.5   156.5
                                         %       %                       %       4%      2%      6%

PRECIOUS METALS AND MINERALS (LOAD       33.61   14.54   8.52%   6.43%   33.61   97.15   126.5   148.8
ADJ.A)                                   %       %                       %       %       2%      7%

REGIONAL BANKS                           40.94   29.89   N/A     16.74   40.94   269.7   N/A     347.3
                                         %       %               %       %       9%              0%

REGIONAL BANKS (LOAD ADJ.A)              36.71   29.11   N/A     16.38   36.71   258.7   N/A     333.8
                                         %       %               %       %       0%              8%

RETAILING                                16.56   16.49   15.71   15.99   16.56   114.5   330.3   354.9
                                         %       %       %       %       %       5%      8%      1%

RETAILING (LOAD ADJ.A)                   13.07   15.79   15.36   15.64   13.07   108.1   317.4   341.2
                                         %       %       %       %       %       1%      7%      6%

SOFTWARE AND COMPUTER SERVICES           40.17   26.16   18.64   19.68   40.17   219.6   452.7   570.9
                                         %       %       %       %       %       4%      0%      8%

SOFTWARE AND COMPUTER SERVICES (LOAD     35.97   25.40   18.28   19.33   35.97   210.0   436.1   550.8
ADJ.A)                                   %       %       %       %       %       5%      2%      5%

TECHNOLOGY                               50.71   25.26   13.70   16.11   50.71   208.3   261.2   791.1
                                         %       %       %       %       %       6%      1%      9%

TECHNOLOGY (LOAD ADJ.A)                  46.19   24.50   13.36   15.87   46.19   199.1   250.3   764.4
                                         %       %       %       %       %       1%      7%      5%

TELECOMMUNICATIONS                       25.79   19.68   18.27   19.20   25.79   145.5   435.4   543.0
                                         %       %       %       %       %       2%      1%      3%

TELECOMMUNICATIONS (LOAD ADJ.A)          22.02   18.95   17.91   18.86   22.02   138.1   419.3   523.7
                                         %       %       %       %       %       6%      5%      4%

TRANSPORTATION                           12.95   20.93   N/A     14.79   12.95   158.6   N/A     267.0
                                         %       %               %       %       7%              4%

TRANSPORTATION (LOAD ADJ.A)              9.56%   20.20   N/A     14.42   9.56%   150.9   N/A     256.0
                                                 %               %               1%              3%

UTILITIES GROWTH                         25.82   12.25   11.91   15.59   25.82   78.17   208.1   686.5
                                         %       %       %       %       %       %       1%      1%

UTILITIES GROWTH (LOAD ADJ.A)            22.04   11.56   11.57   15.35   22.04   72.83   198.8   662.9
                                         %       %       %       %       %       %       7%      1%

MONEY MARKET                             5.56%   4.21%   5.72%   5.81%   5.56%   22.87   74.42   81.12
                                                                                 %       %       %

MONEY MARKET (LOAD ADJ.A)                2.40%   3.57%   5.40%   5.51%   2.40%   19.19   69.18   75.69
                                                                                 %       %       %

S&P 500                                  34.70   14.99   14.47   N/A     34.70   101.1   286.7   N/A
                                         %       %       %               %       4%      6%


A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S 3% SALES
CHARGE.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD, for the money market fund, refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
THE S&P 500(registered trademark) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all dividends paid by stocks included in the index. They do not, however, include any allowance for the brokerage commissions or other fees you would pay if you actually invested in those stocks.
Other illustrations of fund performance may show moving averages over specific periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, each stock fund (except Financial Services, Regional Banks, and Home Finance Portfolios) is a non-diversified fund of Fidelity Select Portfolios, an open-end management investment company. The money market fund and Financial Services, Regional Banks, and Home Finance Portfolios are diversified funds of the trust. The trust was organized as a Massachusetts business trust on November 20, 1980.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based on the dollar value of your investment.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which handles their business affairs and chooses the stock funds' investments. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, assist FMR with foreign investments for the stock funds (except American Gold). FTX, located in Irving, Texas, has primary responsibility for providing investment management services for the money market fund.
Paul Antico is manager of Developing Communications and Industrial Equipment, which he has managed since November 1993 and March 1996, respectively. Mr. Antico joined Fidelity as a research analyst in 1991, after receiving a B.S. from the Massachusetts Institute of Technology.
John Avery is manager of Chemicals, which he has managed since July 1995. He joined Fidelity as research analyst in January 1995. Previously, Mr. Avery was an equity analyst at Putnam Investments from 1993 to December 1994, and he was an investment banking associate for Alex Brown & Sons from 1986 to 1991. He received an M.B.A. from the Wharton School at the University of Pennsylvania in 1993.
Stephen Binder is manager of Medical Delivery Portfolio, which he has managed since December 1994. Previously, he managed Regional Banks, Defense and Aerospace, and Financial Services. Mr. Binder joined Fidelity in 1989. William Bower is manager of Construction and Housing, which he has managed since December 1994. He joined Fidelity as a research analyst in June 1994, after receiving an M.B.A. from the University of Michigan. He also served as a research intern at Fidelity in the summer of 1993. Previously, Mr. Bower was a real estate commercial loan officer for Michigan National Bank. Douglas Chase is manager of Industrial Materials, which he has managed since November 1994. He joined Fidelity as a research analyst in 1993, after receiving an M.B.A. from the University of Michigan. Previously, Mr. Chase was a market researcher and consultant for Stanford Resources. Katherine Collins is manager of Leisure, which she has managed since February 1996. Previously, she managed Construction and Housing. She joined Fidelity as an equity analyst in 1990.
Stephen DuFour is manager of Transportation, which he has managed since December 1994. Previously, he managed Multimedia. Mr. DuFour joined Fidelity as an equity analyst in 1992, after receiving an M.B.A. from the University of Chicago.
David Ellison is manager of Home Finance, which he has managed since December 1985. Previously, he managed Brokerage and Investment Management and Financial Services. Mr. Ellison joined Fidelity in 1983.
Mary English is manager of Consumer Products, which she has managed since February 1994. Previously, she managed Retailing and was an equity analyst. Ms. English joined Fidelity in 1991, after receiving an M.B.A. from the University of Virginia.
Robert Ewing is manager of Environmental Services, which he has managed since January 1996. Previously, he was an equity analyst. Mr. Ewing joined Fidelity in 1990.
David Felman is manager of Telecommunications, which he has managed since April 1994, and he has been assisting on Magellan since January 1995. Previously, he managed Chemicals. Mr. Felman joined Fidelity as a research analyst in June 1993, after receiving his M.A. from Harvard University. He received his M.B.A. from New York University in 1991.
Karen Firestone is manager of Health Care and Biotechnology, which she has managed since February 1995 and July 1992, respectively. Previously, she managed Air Transportation and Leisure. Ms. Firestone joined Fidelity in 1983.
Adam Hetnarski is manager of Technology, which he has managed since March 1996. Previously, he was an equity analyst. Mr. Hetnarski joined Fidelity in 1991.
John Hurley is manager of Software and Computer Services, which he has managed since October 1994. He joined Fidelity as an analyst covering software companies in 1993, after receiving an M.B.A. from Stanford University. Previously, Mr. Hurley was an officer in the U.S. Army.
Marc Kaufman is manager of Electronics, which he has managed since March 1995. Mr. Kaufman joined Fidelity as a research analyst in 1992, after receiving an M.S. in electrical engineering from the Massachusetts Institute of Technology, where he also received a B.S. in 1991.
Malcolm MacNaught is manager of Precious Metals and Minerals, which he has managed since July 1981. He also manages Advisor Global Resources, and he previously managed American Gold. Mr. MacNaught joined Fidelity in 1968. William Mankivsky is manager of Food and Agriculture, which he has managed since April 1993. Previously, he managed Energy Service. Mr. Mankivsky joined Fidelity in 1991, after receiving an M.B.A. from the University of Chicago.
John Muresianu is manager of Utilities Growth, which he has managed since December 1992. He also manages Utilities. Previously, he managed Natural Gas, and he served as senior research analyst. He has also been a pension fund manager with the company. Mr. Muresianu joined Fidelity in 1986. Daniel Pickering is manager of Natural Gas and Energy Service, which he has managed since February 1995 and December 1994, respectively. He joined Fidelity as a research analyst in 1994, after receiving an M.B.A. from the University of Chicago. Previously, Mr. Pickering was a planning analyst and engineer for ARCO.
John Porter is manager of Multimedia, which he has managed since February 1996. He joined Fidelity as an equity analyst in 1995, after receiving an M.B.A. from the University of Chicago. He also was a research intern at Fidelity during the summer of 1994. Previously, Mr. Porter was a product engineer for Ford Motor Company.
Lawrence Rakers is manager of American Gold and Paper and Forest Products, which he has managed since July 1995 and February 1996, respectively. He joined Fidelity as a research analyst in 1993. Previously, Mr. Rakers was a project engineer for Loral Corporation from 1986 to 1993, and he received an M.B.A. from Northeastern University in 1993.
Brenda Reed is manager of Automotive, which she has managed since May 1994. Previously, she managed Air Transportation. She joined Fidelity as a research analyst in 1992, after receiving an M.B.A. from Dartmouth College. Previously, Ms. Reed was an equity analyst at Putnam Investments and a portfolio manager at New England Research & Management.
Albert Ruback is manager of Energy, which he has managed since December 1994. Previously, he managed Industrial Equipment. Mr. Ruback joined Fidelity as a research analyst in 1991, after receiving an M.B.A. from Harvard Business School.
William Rubin is manager of Defense and Aerospace, which he has managed since December 1994. He joined Fidelity as a research analyst in 1993, after receiving an M.B.A. from Harvard Business School. Previously, Mr. Rubin worked in investor relations, and he was a financial analyst for VLSI Technology and was also a financial analyst for Robertson, Stephens and Company.
Louis Salemy is manager of Brokerage and Investment Management and Financial Services, which he has managed since December 1995 and December 1994, respectively. Previously, he managed Industrial Materials, Medical Delivery, and Regional Banks. He joined Fidelity as a research analyst in 1992. Before joining Fidelity, Mr. Salemy was a security analyst for Loomis, Sayles and Company.
Erin Sullivan is manager of Retailing, which she has managed since February 1995. Previously, she had been a research analyst. Ms. Sullivan joined Fidelity as a research associate in 1991, after receiving a B.A. from Harvard University.
Michael Tempero is manager of Insurance, which he has managed since February 1995. Previously, he managed Natural Gas. Mr. Tempero joined Fidelity as a research analyst in 1993, after receiving an M.B.A. from the University of Chicago. He also received an M.A. from the London School of Economics in 1992.
Remy Trafelet is manager of Regional Banks, which he has managed since January 1996. Previously, he was an equity analyst. Mr. Trafelet joined Fidelity as a research associate in 1992, after receiving a B.A. from Dartmouth College.
Jason Weiner is manager of Air Transportation and Computers, which he has managed since December 1994 and March 1996, respectively. Previously, he was a research analyst. Mr. Weiner joined Fidelity as a research associate in 1991, after receiving a B.A. from Swarthmore College.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for the funds.
FMR Corp. is the ultimate parent company of FMR, FTX, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
Each stock fund seeks capital appreciation by concentrating its investments in the securities of companies in a particular industry. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named industry. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well. American Gold and Precious Metals and Minerals Portfolios can also invest in precious metals and securities indexed to the price of precious metals.
For most of the stock funds, an issuer is considered to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. For Brokerage and Investment Management and Financial Services Portfolios, an issuer is considered to be principally engaged if it derives more than 15% of revenues or profits from brokerage or investment management activities. It is important to note that in many cases, the focus of one stock fund differs only slightly from another, so they may invest in many of the same securities.
The stock funds may involve significantly greater risks and therefore may experience greater volatility than a diversified mutual fund. Because of their narrow industry focus, each fund's performance is closely tied to and affected by, its industry. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison to these or other market conditions. This is especially true for funds with a particularly narrow industry focus. Also because the funds (except Financial Services, Home Finance, and Regional Banks Portfolios) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources; or their susceptibility to major setbacks or downturns.
The value of the funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. Of course, when you sell your shares of a stock fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. When FMR considers it appropriate for defensive purposes, each stock fund may temporarily invest substantially in investment-grade debt securities.
AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. Investments in this fund may include, for example, the airlines, air cargo providers, or companies that provide equipment or services to these companies.
Airline profitability is substantially influenced by competition within the industry, domestic and foreign economies and government regulation, and the price of fuel. Additionally, the industry is still feeling the effects of deregulation.
AMERICAN GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. The fund focuses on North, Central, and South American companies engaged in gold-related activities. This focus may also include gold bullion or coins and securities indexed to the price of gold as well as, to a lesser degree, other precious metals in the form of bullion, coins, or securities indexed to the price of precious metals. The fund may also invest in securities of companies which themselves invest in companies engaged in gold-related activities.
The price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South
Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere. The price of gold bullion or coins is closely tied to broad economic and political conditions.
FMR does not currently intend to purchase precious metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals and securities indexed to the price of precious metals. Under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing, or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for example, automobile manufacturers, distributors, and parts providers. The fund may also invest in companies that provide services to automobile manufacturers, distributors, or consumers.
The automotive industry is highly cyclical and companies in the industry may suffer periodic operating losses. While most of the major manufacturers are large, financially strong companies, some are smaller manufacturers that have a non-diversified product line or customer base.
BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes. This may include, for example, companies involved with new or experimental technologies such as genetic engineering. The fund may also invest in companies that manufacture, distribute, or benefit from biotechnological and biomedical products, processes, or services.
FMR interprets the biotechnology sector broadly. For example, the fund may invest in companies involved in applications and developments in such areas as health care, pharmaceuticals, and agriculture.
Biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements. In addition, many of these companies may not offer products yet and may have persistent losses or erratic revenue patterns.
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services. The fund does not invest in securities of FMR or its affiliated companies. Under SEC regulations the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the fund.
Changes in regulations, brokerage commission structure, stock and bond market activity, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic returns over time.
CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries. These products may include, for example, synthetic and natural materials, such as fertilizers, building materials, and plastics. The fund may also hold the securities of companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.
Companies in the chemical processing field are subject to intense competition, product obsolescence, and significant governmental regulation. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines, or to pay for cleaning up a disposal site. In addition, chemical companies face unique risks associated with handling hazardous products.
COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The fund may invest in companies that provide products or services such as computer and office equipment wholesalers, software retailers, data processors, and designers of artificial intelligence.
Competitive pressures and changing domestic and international demand may have a significant effect on the financial condition of companies in the computer industry. Companies in the industry spend heavily on research and development and are sensitive to the risk of product obsolescence. CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries. Examples of companies engaged in these activities include companies that produce basic building materials such as cement, supply home furnishings, or provide engineering or contracting services. The fund also may invest in companies involved in real estate development and construction financing such as home builders, architectural and design firms, and property managers, and in companies involved in the home improvement and maintenance industry.
Companies in this industry are subject to a variety of factors such as government spending on housing subsidies, public works, and transportation facilities, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales, and other economic activity.
CONSUMER PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. This may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. It may also include companies that manufacture or sell non-durable goods such as food or entertainment products, and companies that provide services such as lodging or childcare.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries. For example, the fund may invest in companies involved in defense electronics, aircraft or spacecraft production, missile design, and data processing or computer-related services.
The financial condition of companies in the industry and investor interest in these companies are heavily influenced by government defense and aerospace spending policies. Defense spending is currently under pressure from efforts to control the U.S. budget deficit.
DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. Examples of the fund's investments may include companies involved in cellular communications, software development, video conferencing, or data processing. The fund places less emphasis on traditional communications companies such as large long distance carriers.
Products or services provided by this industry may be in the development stage and can face risks such as failure to obtain financing or regulatory approval, intense competition, product incompatibility, consumer preferences, and rapid obsolescence.
ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. This may include companies involved in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. Many of the products offered by companies engaged in the design, production, or distribution of electronic products are subject to risks of rapid obsolescence and intense competition.
ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. This may include, for example, companies that produce, transmit, market, or measure energy, as well as companies involved in the exploration of new sources of energy.
Securities of companies in the energy field are subject to changes in value and dividend yield which depend largely on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.
ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. Holdings may include companies providing services such as onshore or offshore drilling, or those involved in production and well maintenance, exploration technology, energy transport, or equipment and plant design or construction.
Energy service firms are affected by supply and demand both for their specific product or service, and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions will likewise affect the performance of these companies.
ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control. The fund may invest in companies participating in pollution control through methods such as packaging, disposal, and sanitation, companies that are investigating new ways to protect the environment, and companies engaged in design, construction, or consulting.
This industry can be impacted by legislation, government regulations, and enforcement policies. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service. In addition, hazardous materials may be involved, and companies can face significant liability risk.
FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services field include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the fund.
FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. This may include, for example, companies that sell products and services, such as, grocery stores, and restaurants; companies that manufacture and distribute products such as soft drinks; and companies engaged in the development of new technologies such as improved hybrid seeds.
This industry is impacted by supply and demand, which may be affected by demographic and product trends, and by food fads, marketing campaigns, and environmental factors. In the U.S., the agricultural products industry is subject to regulation by numerous government agencies.
HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care field may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may also offer discount brokerage services, insurance products, leasing services, and joint venture financing. This may include, for example, mortgage banking companies, real estate investment trusts, banks, and other depository institutions.
The residential real estate finance industry has changed rapidly over the last decade and is expected to continue to change. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Regulatory changes, interest rate movements, home mortgage demand, and residential delinquency trends will affect the industry.
INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. This may include, for example, companies that manufacture products or service equipment for trucks, construction, or machine tools.
The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which is influenced by an individual company's profitability, and broader issues such as interest rates and foreign competition. The industry may also be affected by economic cycles, technical progress, labor relations, and government regulations.
INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods may include, for example, chemicals, metals, and wood products. Investments may also include mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.
Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. Examples of the fund's investments may include companies that provide a specific type of insurance, such as life or health insurance, those that offer a variety of insurance products and those that provide insurance services such as brokers and claims processors.
Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Certain types of insurance may be impacted by events or trends such as natural catastrophes, mortality rates, or recessions. Companies may be exposed to material risks including shortage of cash reserves and the inability to collect from reinsurance carriers. Also, insurance companies are subject to extensive governmental regulation, and can be adversely affected by proposed or potential tax law changes.
LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries. The goods or services provided by companies in the fund may include, for example, television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, apparel, restaurants, and lodging.
Securities of companies in the leisure industry may be considered speculative and generally exhibit greater volatility than the overall market. Many companies have unpredictable earnings, due in part to changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulation. MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. This may include, for example, companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals, as well as home health care providers, medical equipment suppliers, and those that provide related services.
Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. These sources are subject to extensive governmental regulation and appropriations are a continued source of debate. The administration is currently examining the health care industry to determine whether government funds are spent appropriately, and to ensure that adequate health care is available to everyone.
The demand for health care services should increase as the population ages. However, studies have shown the ability of health care providers to curtail unnecessary hospital stays and reduce costs. These changes could alter the health care industry, focusing it more on home care, and placing less emphasis on inpatient revenues as a source of profit.
MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. The fund's invest in companies including broadcasting, film studios, cable television companies and equipment providers, companies involved in emerging technologies such as cellular communications, or other companies involved in the ownership, operation, or development of media products or services.
Some of the companies in these industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. FMR abides by Federal Communications Commission rules governing the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.
NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. This may include, for example, companies participating in gas research, exploration, or refining, companies working toward technological advances in the natural gas field, and other companies providing products or services to the industry.
The companies in the natural gas field are subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.
PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. Examples of the fund's investments may include paper production companies, printers, and publishers.
The success of these companies depends on the health of the economy, worldwide production capacity for the industry's products, and interest rate levels, which may affect product pricing, costs, and operating margins. These variables also affect the level of industry and consumer capital spending for paper and forest products.
PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. In addition to investments in those securities, the fund's focus includes investments in precious metals such as gold, silver, and platinum, coins, and securities indexed to the price of gold or other precious metals. The fund may also invest in securities of companies which themselves invest in companies engaged in gold-related activities.
The price of precious metals is affected by broad economic and political conditions. For example, the price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere.
FMR does not currently intend to purchase precious metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals and securities indexed to the price of precious metals. Under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell precious metals or securities when it would not otherwise do so.
REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies concentrate their operations in a specific part of the country. This may include, for example, state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The fund may own securities of U.S. institutions whose deposits are not insured by the federal government.
Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the fund.
As the services offered by banks expand, banks are becoming more exposed to well-established competitors. This exposure has also increased due to the erosion of historical distinctions between regional banks and other financial institutions. Increased competition may result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banks which face exposure to credit losses, and dependence on interest rate activity. RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers. This may include, for example, department stores, food retailers, warehouse membership clubs, mail order operations, or other companies involved in alternative selling methods.
The success of retailing companies is closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. This may include, for example, companies that design products such as systems level software to run the basic functions of a computer; or applications software for one type of work; and consulting, communications, and related services. Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services industries. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles.
TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. The description of the technology sector will be interpreted broadly by FMR and may include such products or services as inexpensive computing power such as personal computers, improved methods of communications such as satellite transmission, or labor saving machines or instruments such as computer-aided design equipment.
The fund emphasizes those companies positioned to benefit from technological advances in areas such as semiconductors, minicomputers and peripheral equipment, scientific instruments, computer software, communications, and future automation trends in both office and factory settings.
Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field may range from traditional local and long-distance telephone service or equipment providers, to companies involved in new technologies such as cellular telephone or paging services.
Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many companies in the industry fiercely compete for market share. Although telephone companies usually pay an above average dividend, the fund's investment decisions are primarily based on growth potential and not on income.
TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include, for example, companies involved in the movement of freight or people such as airlines, railroads, and bus companies, equipment manufacturers, parts suppliers, and companies involved in leasing, maintenance, and related services.
Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The U.S. has been deregulating these industries, but it is uncertain whether this trend will continue and what its effect will be.
UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. This may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy, and those involved in telephone, satellite, and other communication fields. Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The gas and electric public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with energy and atmosphere conservation. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.
MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term money market securities. The fund invests in U.S. dollar-denominated instruments of domestic and foreign issuers, including banks and other financial institutions, governments and their agencies and instrumentalities, and corporations.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income, and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflect current short-term interest rates and other market conditions.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about the funds' investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in the funds' financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: Each stock fund may not own more than 10% of the outstanding voting securities of a single issuer. Utilities Growth Portfolio may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. Brokerage and Investment Management and Financial Services Portfolios may not invest more than 5% of their total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Lower quality debt securities are sometimes called "junk bonds." Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a stock fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. Each stock fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS for the stock funds may include securities of closed-end investment companies and real estate-related investments.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by the U.S. Government, corporations, financial institutions, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to repay principal and interest when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments. Issuers of foreign securities include foreign governments, corporations, and banks.
RESTRICTIONS: The money market fund may not invest in foreign securities unless they are denominated in U.S. dollars.
CREDIT SUPPORT. Issuers may employ various forms of credit enhancement, including letters of credit, guarantees, or insurance from a bank, insurance company, or other entity. These arrangements expose the fund to the credit risk of the entity. In the case of foreign entities, extensive public information about the entity may not be available and the entity may be subject to unfavorable political, economic, or governmental developments which might affect its ability to honor its commitment.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other money market securities, although they may be more volatile.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in a fund's yield or in the market value of its assets.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, the funds may pay periodic fees or accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
RESTRICTIONS: The money market fund may not use investment techniques which are inconsistent with the fund's goal of maintaining a stable share price. ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect a fund's yield or the market value of its assets.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: The stock funds (except Financial Services, Home Finance, and Regional Banks Portfolios) are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, a stock fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. For Financial Services, Regional Banks, and Home Finance Portfolios, with respect to 75% of total assets, these funds may not invest more than 5% of their total assets in any one issuer. The money market fund may not invest more than 5% of its total assets in the securities of any one issuer, except that it may invest up to 25% of its assets in the highest-quality securities of a single issuer for up to three days. Each stock fund (except Precious Metals and Minerals and American Gold Portfolios) normally invests at least 80%, but always at least 25%, of its assets in securities of companies principally engaged in the business activities identified for that fund. For Precious Metals and Minerals Portfolio, the fund normally invests at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, precious metals, and instruments whose value is linked to the price of precious metals. For American Gold Portfolio, the fund normally invests at least 80% of its assets in securities of North, Central, and South American companies engaged in gold-related activities, and in gold bullion or coins, and instruments whose value is linked to the price of gold. The money market fund may not invest more than 25% of its total assets in any one industry (other than the financial services industry; see below). These limitations do not apply to U.S. government securities.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: The money market fund will invest more than 25% of its total assets in the financial services industry.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a stock fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: A stock fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets. The money market fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
LENDING. Lending securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 33% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national and international movement of passengers, mail, and freight via aircraft.
1.AMERICAN GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. Normally at least 80% of the fund's assets will be invested in securities of North, Central and South American companies engaged in gold-related activities, and in gold bullion or coins. The fund is authorized to invest up to 50% of its total assets in precious metals and securities indexed to the price of gold and other precious metals. AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services and processes.
2.BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services. A company is principally engaged in the industry if it derives more than 15% of revenues or profits from brokerage or investment management activities.
CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.
COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.
CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.
CONSUMER PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.
DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.
ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control. 3.FINANCIAL SERVICES PORTFOLIO invests primarily in companies providing financial services to consumers and industry. A company is principally engaged in the industry if it derives more than 15% of revenues or profits from brokerage or investment management activities. With respect to 75% of total assets, the fund may not invest more than 5% of its total assets in any one issuer.
FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.
HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans. With respect to 75% of total assets, the fund may not invest more than 5% of its total assets in any one issuer.
INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industry machinery, farm equipment, and computers), parts suppliers and subcontractors.
INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.
INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries. MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.
NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.
4.PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing or dealing in gold, silver, platinum, diamonds or other precious metals and minerals. Under normal conditions, the fund will invest at least 80% of its assets in (i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii) precious metals. The fund is authorized to invest up to 50% of its total assets in precious metals and securities indexed to the price of gold and other precious metals.
REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. With respect to 75% of total assets, the fund may not invest more than 5% of its total assets in any one issuer.
RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.
TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments. At all times, 80% or more of the fund's assets will be invested in money market instruments. The fund may not invest more than 25% of its total assets in any one industry, except that the fund will invest more than 25% of its total assets in the financial services industry. The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
EACH STOCK FUND seeks capital appreciation. The funds seek to achieve this objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for American Gold and Precious Metals and Minerals Portfolios, in certain precious metals. Normally, at least 80%, and in no event less than 25%, of a stock fund's assets will be invested in securities of companies principally engaged in the business activities identified for that fund. (American Gold and Precious Metals and Minerals Portfolios operate under different policies; see pages and ). For the purposes of these policies, a company is considered to be "principally engaged" in a designated business activity (unless otherwise noted) if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity (except for Brokerage and Investment Management and Financial Services Portfolios, see page ).
EACH STOCK FUND may not own more than 10% of the outstanding voting securities of a single issuer. FMR does not place any emphasis on income when selecting securities for the stock funds, except when it believes that income may have a favorable effect on a security's market value.
EACH STOCK FUND may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
When FMR considers it appropriate for defensive purposes, each stock fund may temporarily invest substantially in investment-grade debt securities. Loans, in the aggregate, for each fund, may not exceed 33% of total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
EACH STOCK FUND'S management fee is calculated and paid to FMR every month. The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the respective fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase.
For February 1996, the group fee rate was .3074%. The individual fund fee rate is .30% for the stock funds. The total management fee rate for each fund for fiscal 1996 is shown on the chart on page .
THE MONEY MARKET FUND'S management fee is calculated by multiplying the sum of two components by the fund's average net assets and adding an income-based fee. One component, the group fee rate, is based on the average net assets of all the mutual funds advised by FMR. It cannot rise above .37% and it drops as total assets under management increase. The other component, the individual fund fee rate, is .03%. The income-based fee is 6% of the fund's gross income in excess of a 5% yield and cannot rise above .24% of the fund's average net assets.
For February 1996, the group fee rate was .1464%. The money market fund's total management fee for fiscal 1996 was .24%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East on behalf of the stock funds (except American Gold Portfolio). These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
FMR HAS A SUB-ADVISORY AGREEMENT with FTX, which has primary responsibility for providing investment management for the money market fund, while FMR retains responsibility for providing other management services. FMR pays FTX 50% of its management fee (before expense reimbursements) for these services. FMR paid FTX .12% of the money market fund's average net assets for fiscal 1996.
5.OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
The funds contract with FSC to perform many transactions and accounting functions. These services include processing shareholder transactions, valuing each fund's investments, and handling securities loans. In fiscal 1996, the funds paid FSC the fees, expressed as a percentage of average net assets, outlined in the following table.
The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce the fund's custodian or transfer agent fees.
Each fund's turnover rate varies from year to year, depending on market conditions. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing. The funds' portfolio turnover rates for fiscal 1996 are shown in the chart below.
6. Management Fees to Turnover
Fund fees FSC rate
Air Transportation .61% .58% 504%
American Gold .61% .72% 56%
Automotive .61% 1.10% 61%
Biotechnology .61% .85% 67%
Brokerage and Investment Management .61% 1.04% 166%
Chemicals .61% 1.27% 87%
Computers .61% .72% 129%
Construction and Housing .61% .69% 139%
Consumer Products .61% .59% 601%
Defense and Aerospace .61% .97% 267%
Developing Communications .61% .85% 249%
Electronics .61% .55% 366%
Energy .61% .96% 97%
Energy Service .61% .82% 223%
Environmental Services .61% 1.55% 138%
Financial Services .61% .74% 125%
Food and Agriculture .61% .75% 124%
Health Care .61% .66% 54%
Home Finance .61% .67% 81%
Industrial Equipment .61% .86% 115%
Industrial Materials .61% .95% 138%
Insurance .61% .89% 164%
Leisure .61% .95% 141%
Medical Delivery .61% .97% 132%
Multimedia .61% .87% 223%
Natural Gas .61% .92% 79%
Paper and Forest Products .61% 1.15% 78%
Precious Metals and Minerals .61% .82% 53%
Regional Banks .61% .76% 103%
Retailing .61% 1.18% 235%
Software and Computer Services .61% .81% 183%
Technology .61% .74% 112%
Telecommunications .61% .85% 89%
Transportation .02%A 1.62% 175%
Utilities Growth .61% .72% 65%
Money Market .24% .27% n/a
A AFTER REIMBURSEMENT
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in a fund.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
The account guidelines that follow may not apply to certain retirement accounts. If your employer offers a fund through a retirement program, contact your employer for more information. Otherwise, call Fidelity directly.
WAYS TO SET UP YOUR ACCOUNT
    GROWTH

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to save up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax deductible contributions for themselves and any eligible employees up to $30,000 per year.
SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
SHARE PRICE
ONCE EACH HOUR OF EVERY BUSINESS DAY, TWO SHARE PRICES ARE CALCULATED FOR EACH FUND: the offering price and the net asset value (NAV). If you qualify for a sales charge waiver as described on page , your share price will be the NAV. If you pay a sales charge as described on page , your share price will be the offering price. When you buy shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated hourly, each business day, from 10 a.m. to 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described in the table that follows. If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or (small solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
    GROWTH

TO OPEN AN ACCOUNT  $2,500
For Fidelity retirement accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity retirement accounts $250
Through automatic investment plans $100
MINIMUM BALANCE $1,000
For Fidelity retirement accounts $500
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.

Key Information
Phone 1#800#544#7777
S
To open an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.
S
To add to an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number. You can also use Fidelity Money Line to transfer from your bank account. Call before your first use to verify that this service is in place on your account. Maximum
Money Line: $50,000
Mail
S
To open an account, complete and sign the application. Make your check payable to Fidelity Select Portfolios and specify the fund you are investing in on the application. Mail to the address indicated on the application.
S
To add to an account, make your check payable to the complete name of the fund of your choice. Indicate your fund account number on your check. Mail to the address printed on your account statement.
In Person
S
To open an account, bring your application and check to a Fidelity Investor

Center. Call 1#800#544#9797 for the center nearest you.
S
To add to an account, bring your check to a Fidelity Investor Center. Call 1#800#544#9797 for the center nearest you.
S
Orders will be executed at the next hourly price determined after your investment is accepted.
Wire
Not available for retirement accounts.
S
To open an account, call 1#800#544#7777 to set up your account and to arrange a wire transaction. Wire within 24 hours to the wire address below. Specify the complete name of the fund and include your new account number and your name.
S
To add to an account, wire to the wire address below. Specify the complete name of the fund and include your account number and your name.
S
Wire address: Bankers Trust Company,
Bank Routing #021001033, Account # 00163053.
Automatically
New accounts cannot be opened with these services.
S
Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1#800#544#6666. Direct Deposit is not available for Select stock funds or for retirement accounts.
S
Use Directed Dividends or Fidelity Automatic Exchange Service to automatically send money from one Fidelity fund into another. Call 1#800#544#6666 for instructions.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
(null)
How to Sell Shares
You can arrange to take money out of your fund account at any time by selling
(redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated hourly, each business day, from 10 a.m. to 4 p.m. Eastern time.
Before the funds' current 3% sales charge became effective the funds' shares were sold with a 2% sales charge and a 1% deferred sales charge. Any shares purchased prior to October 12, 1990 (including Select Cash Reserves) and not
otherwise subject to a sales charge reduction or waiver will be charged a
1%
deferred sales charge upon redemption. The deferred sales charge does not apply to exchanges between Select funds.
To sell shares in a non#retirement account,
 you may use any of the following methods.
To sell shares in a Fidelity retirement account,
 your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1#800#544#6666 for a retirement distribution form.
If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).
To sell shares by bank wire or Fidelity Money Line,
 you will need to sign up for these services in advance.
Certain requests must include a signature guarantee.
 It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
S
You wish to redeem more than $100,000 worth of shares, S
Your account registration has changed within the last 30 days, S
The check is being mailed to a different address than the one on your account
(record address),
S
The check is being made payable to someone other than the account owner, or S
The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including
Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association.
A notary public cannot provide a signature guarantee.
To sell shares in writing,
 write a "letter of instruction" with your name, the fund's name, your fund account number, the dollar amount or number of shares to be redeemed, and any other applicable requirements listed in the table that follows. Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
        Fidelity Investments
        P.O. Box 660602
        Dallas, TX 75266#0602
Fees and Key Information
If you sell shares of a stock fund after holding them 29 days or less, the fund will deduct a redemption fee equal to .75% of the value of those shares.
For shares held 30 days or longer, the redemption fee is up to $7.50. In addition, there may be a $7.50 fee for each exchange out of a stock fund.
Phone 1#800#544#7777
All account types except retirement
S
Maximum check request: $100,000.
S
For Money Line transfers to your bank account; minimum: $10; maximum:
$100,000.
All account types
S
You may exchange to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.
Mail or in Person
Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA
S
The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Retirement account
S
The account owner should complete a retirement distribution form. Call 1#800#544#6666 to request one.
Trust
S
The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
Business or Organization
S
At least one person authorized by corporate resolution to act on the account must sign the letter.
S
Include a corporate resolution with corporate seal or a signature guarantee.
Executor, Administrator, Conservator, Guardian
S
Call 1#800#544#6666 for instructions.
Wire
All account types except retirement
S
You must sign up for the wire feature before using it. To verify that it is in place, call 1#800#544#6666. Minimum wire: $5,000.
S
Your wire redemption request must be received by Fidelity before 4 p.m. Eastern time for money to be wired on the next business day.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
YOUR ACCOUNT


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the funds. Call 1-800-544-6666 if you need copies of financial reports or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any sales charge you previously paid in connection with their purchase. There is a $7.50 fee for each exchange out of a stock fund, unless you place your transaction on Fidelity's automated exchange services. This fee would apply in addition to the redemption fees which you pay every time you sell your shares.
For exchanges made by mail, orders are executed:
(small solid bullet) Between Select funds or from a Fidelity money market fund generally at 10:00 a.m. the day after the order is received.
(small solid bullet) From another Fidelity stock or bond fund, generally at 4:00 p.m.
For exchanges made by phone, orders are executed:
(small solid bullet) From a Select fund or from a Fidelity money market fund, at the next hourly price following acceptance of your order.
(small solid bullet) From another Fidelity stock or bond fund, at the 4:00 p.m. price next determined after your order is accepted.
Note that exchanges between Select funds are unlimited, but exchanges out of the funds to other Fidelity funds are limited to four per calendar year and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account. Because of the funds' sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying shares on a regular basis.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are completed within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR INVESTOR PLANS
    GROWTH

FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account,
          quarterly     complete the appropriate
                        section on the fund
                        application.
                        (small solid bullet) For existing accounts, call 1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of your investment, call 1-800-
                        544-6666 at least three
                        business days prior to
                        your next scheduled
                        investment date.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUND
MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Not available for Select
          period       stock funds or retirement
                       accounts.
                       (small solid bullet) Check the appropriate box on the fund application, or call
                       1-800-544-6666 for an
                       authorization form.
                       (small solid bullet) Changes require a new authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) Check the appropriate
          bimonthly,       box on the fund
          quarterly, or    application, or call
          annually         1-800-544-6666 for an
                           authorization form.
                           (small solid bullet) To change the amount or frequency of your investment, call
                           1-800-544-6666

   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each stock fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, capital gains and dividends are distributed in April and December. Income dividends for the money market fund are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each stock fund offers four options (three for the money market fund):
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution. This option is not available for the money market fund.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. SHARES PURCHASED THROUGH REINVESTMENT of dividend and capital gain distributions are not subject to the fund's 3% sales charge. Likewise, if you direct distributions to a fund with a 3% sales charge, you will not pay a sales charge on those purchases.
For the stock funds, distributions will be reinvested, or deducted from the share price, at 10:00 a.m. on the ex-dividend date. Shareholders of record at 4:00 p.m. on the business day before the ex-dividend will be entitled to receive the distribution. For the money market fund, dividends will be reinvested at 4:00 p.m. on the last day of the month. Cash distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.

UNDERSTANDING DISTRIBUTIONS
As a fund shareholder, you are entitled to your share of the fund's net income and gains on its investments. The fund passes these earnings along to its investors as DISTRIBUTIONS.
Each fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as DIVIDEND DISTRIBUTIONS. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as CAPITAL GAIN DISTRIBUTIONS.
(checkmark)
TAXES ON TRANSACTIONS. Your stock fund redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a stock fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV and offering price hourly, from 10:00 a.m. to 4:00 p.m. each business day of the NYSE.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
The stock funds' assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.
The money market fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
THE OFFERING PRICE (price to buy one share) is the fund's NAV divided by the result of one minus the applicable sales charge percentage. The maximum sales charge is 3% of the offering price. The REDEMPTION PRICE (price to sell one share) is the fund's NAV plus a redemption fee of $7.50 or of 1% of the value of your redemptions depending on how long your shares were held. Exchanges will also be charged an additional $7.50 fee.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
(small solid bullet) If you do not specify a particular stock fund, your investment will be made in the money market fund until FSC receives instructions from you.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit (money market fund only) instead.
YOU MAY BUY SHARES OF THE FUNDS (AT THE OFFERING PRICE) OR SELL THEM THROUGH A BROKER, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.
FBSI established a program permitting customers with Fidelity brokerage accounts to sell short shares of certain Select stock funds. FMR reserves the right to suspend the short selling program at any time in the future. CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
THE REDEMPTION FEE, if applicable, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR. If shares you are redeeming were not all held for the same length of time, those shares you held longest will be redeemed first for purposes of determining the appropriate fee that applies.
The long-term redemption fee may be reduced to ensure that the fee is no greater than 0.75% of the net asset value of the long-term shares redeemed. Shares acquired through the reinvestment of dividends and capital gains will be treated as long-term shares for purposes of the redemption fee. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE SELECT CASH RESERVES ACCOUNT no longer accepts new investments. If you have an investment in this account, you may leave it there, redeem your investment, or exchange your shares for shares of a Select fund or another Fidelity fund. The 1% deferred sales charge will apply to shares in the Select Cash Reserves Account redeemed or exchanged to another Fidelity fund, since these shares were available for purchase only when the 1% deferred sales charge was still in effect. If you redeem by check from Select Cash Reserves, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to extra charges.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC collects the proceeds from each fund's 3% sales charge and may pay a portion of them to securities dealers who have sold the fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.5% of a fund's offering price.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Although there is no limit on the number of exchanges you may make between the Select funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Select funds to other Fidelity funds per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership or control will be aggregated.
(small solid bullet) Exchange limitations may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of a fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) For cash management purposes, up to three business days may pass before exchange proceeds are paid from one Select fund to another, or to another Fidelity equity fund. Exchange proceeds are recorded in your shareholder account when the transaction occurs. Therefore, when you exchange from a stock fund to the money market fund, you will earn money market dividends immediately. When you exchange from the money market fund to a stock fund, you will not earn money market dividends during the three business-day period. This policy could increase the volatility of the money market fund's yield.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
REDUCTIONS. Each stock fund's sales charge may be reduced if you invest directly with Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. However, purchases made with assistance or intervention from a financial intermediary are not eligible. Call Fidelity to see if your purchase qualifies.
Sales Charge
Ranges As a % of Offering Price As an approximate % of net amount invested $0 - 249,999 3% 3.09%
$250,000 - 499,999 2% 2.04%
$500,000 - 999,999 1% 1.01%
$1,000,000 or more none  none
The sales charge for the stock funds and the money market fund will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds (not including Fidelity's Foreign Currency Funds). Similarly, your shares carry credit for any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares or a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.
1. By exchange from another Fidelity fund.
2. With proceeds of a transaction within a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.
3. With redemption proceeds from one of Fidelity's Foreign Currency Funds, if the Foreign Currency Fund shares were originally purchased with redemption proceeds from a Fidelity fund.
4. Through the Directed Dividends Option (see page ).
5. By participants in The CORPORATEplan for Retirement Program when shares are purchased through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.
WAIVERS. A fund's sales charge will not apply:
1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.
2. To shares in a Fidelity Rollover IRA account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products.
3. If you are a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.
4. If you purchase shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined by Section 501(c)(3) of the Internal Revenue Code).
5. If you are an investor participating in the Fidelity Trust Portfolios program.
6. To shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services.
7. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or its direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.
8. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page .
These waivers must be qualified through FDC in advance. More detailed information about waivers (1), (2), and (5) is contained in the Statement of Additional Information. A representative of your plan or organization should call Fidelity for more information.

CYCLICAL INDUSTRIES PORTFOLIO
NATURAL RESOURCES PORTFOLIO
FUNDS OF FIDELITY SELECT PORTFOLIOS(registered trademark)
STATEMENT OF ADDITIONAL INFORMATION
   MARCH 1, 1997
This Statement is not a prospectus but should be read in conjunction with
the funds' current Prospectus (dated    March 1, 1997    ). Please retain
this document for future reference. Only Cyclical Industries and Natural Resources are discussed in this Statement of Additional Information (SAI). The other 35 Select stock funds and the money market fund are discussed in the Fidelity Select Portfolios SAI dated April 29, 1996, which is a part hereof. Throughout this SAI, the Fidelity Select Portfolios SAI dated April
29, 1996, is referred to as the "Select SAI." To obtain    a free
additional copy of the Prospectus, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts With FMR Affiliates

Description of the Trust

Financial Statements

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service    Company, Inc    . (FSC)
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE EACH FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to the Natural Resources Portfolio (see below); or
(7) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE NATURAL RESOURCES PORTFOLIO MAY NOT:
(1) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
THE FOLLOWING ARE EACH FUND'S NON-FUNDAMENTAL LIMITATIONS WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The Natural Resources Portfolio does not currently intend to invest more than 25% of its total assets in readily marketable precious metals.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of a fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of a fund's taxable year.
For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
FUND DESCRIPTIONS
THE FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED BELOW. CYCLICAL INDUSTRIES PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE, DISTRIBUTION, SUPPLY, OR SALE OF MATERIALS, EQUIPMENT, PRODUCTS OR SERVICES RELATED TO CYCLICAL INDUSTRIES. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of these materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
NATURAL RESOURCES PORTFOLIO: COMPANIES THAT OWN OR DEVELOP NATURAL RESOURCES, OR SUPPLY GOODS AND SERVICES TO SUCH COMPANIES. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources industry.
The fund may invest up to 25% of its total assets in precious metals and currently intends to limit its investments to readily marketable precious metals. Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The fund may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. In order to qualify as a regulated investment company, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund    has filed
a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
Natural Resources may consider purchasing securities indexed to the price of precious metals as an alternative to direct investments in precious metals. The fund will only buy precious metals-indexed securities when it is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.
In addition to the preceding information, pages 2 through 22 of the Select SAI contains more detailed information about the types of instruments in which the funds may invest, strategies FMR may employ in pursuit of a fund's objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal. Any restrictions listed supplement those discussed earlier in this SAI.
PORTFOLIO TRANSACTIONS
Each fund's annualized portfolio turnover rate is not expected to exceed 200% in the first fiscal period.
Refer to the "Portfolio Transactions" section beginning on page 22 of the Select SAI for more information about how each fund's transactions in portfolio securities are effected.
VALUATION OF PORTFOLIO SECURITIES
Refer to the "Valuation of Portfolio Securities" section beginning on page 26 of the Select SAI for information on how each fund's assets are valued. PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price and total return fluctuates in response to market conditions and other factors, and the value of each fund's shares when redeemed may be more or less than their original cost.
Average annual total returns covering periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return.
Refer to the "Performance" section beginning on page 27 of the Select SAI for more information about calculating, reporting, and quoting the funds' performance.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Refer to the "Additional Purchase and Redemption Information" section beginning on page 41 of the Select SAI for information on share price calculations and sales charge waivers and reductions.
DISTRIBUTIONS AND TAXES
Refer to the "Distributions and Taxes" section beginning on page 42 of the Select SAI for information about distribution options and taxes.
FMR
Refer to the "FMR" section on page 44 of the Select SAI for detailed information about FMR, the investment adviser of the funds.
TRUSTEES AND OFFICERS
Refer to the "Trustees and Officers" section beginning on page 44 of the Select SAI for detailed information about the funds' Trustees and officers. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FSC, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Although each fund's current management contract provides that the fund will pay for typesetting, printing and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FSC, pursuant to which FSC bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated
   January 16, 1997    , which were approved by FMR, the then sole
shareholder on    February 14, 1997    .
For the services of FMR under the contract, each fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual fee rate at $   462     billion of group net
assets - the approximate level for    January 1997     - was    .3014    %,
which is the weighted average of the respective fee rates for each level of
group net assets up to $   462     billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual Fee
Assets             Rate        Assets           Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000          100            .3512

 15 - 18          .3850           125           .3430

 18 - 21          .3700          150            .3371

 21 - 24      .3600     175   .3325

 24 - 30      .3500     200   .3284

 30 - 36      .3450     225   .3249

 36 - 42      .3400     250   .3219

 42 - 48      .3350     275   .3190

 48 - 66      .3250     300   .3163

 66 - 84      .3200     325   .3137

 84 - 102     .3150     350   .3113

 102 - 138    .3100     375   .3090

 138 - 174    .3050     400   .3067

 174 - 210    .3000     425   .3046

 210 - 246    .2950     450   .3024

 246 - 282    .2900     475   .3003

 282 - 318    .2850     500   .2982

 318 - 354    .2800     525   .2962

 354 - 390    .2750     550   .2942

 390 - 426    .2700

 426 - 462    .2650

 462 - 498    .2600

 498 - 534    .2550

 Over 534     .2500

The individual fund fee rate is .30%. Based on the average group net assets
of funds advised by FMR for    January 1997    , the annual management fee
rate would be calculated as follows:
Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

   .3014    %    +     .30%                       =        .6014    %

One twelfth (1/12) of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
FEES COLLECTED BY FMR. FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinarily expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and repayment of the reimbursement by each fund will lower its total returns. To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that a fund's aggregate annual operating expenses exceed specified percentages of its average net assets. In connection with the expense limitation regulations, each fund has received an order which permits excluding from aggregate operating expenses a portion of its transfer and shareholder's servicing agent fees and out-of-pocket expenses. The applicable percentages are 2% of the first $30 million, 2% of the next $70 million, and 1% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, a fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investments in foreign securities. In addition, the fund has agreed to a condition imposed by the State of California which requires certain funds, for purposes of the expense limitation regulations, to include in aggregate operating expenses all expenses incurred in connection with the acquisition, retention, and disposal of gold, including brokerage commissions. Also, FMR voluntarily limits expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses of each fund to 2% of average net assets.
SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers. FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the fund. Currently, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
For providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
CONTRACTS WITH FMR AFFILIATES
FSC   , an affiliate of FMR,     is transfer, dividend disbursing, and
shareholder servicing agent for each fund. FSC receives    an     annual
account fee and    an     asset-based fee    each     based on account size
and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives
   an     annual account fee and    an     asset-based fee based on account
type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%. FSC also collects small account fees from certain accounts with balances of less than $2,500.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements.
FSC also performs the calculations necessary to determine each fund's
   NAV     and dividends, and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on
each fund's average net assets, specifically, .1000%    of     the first
$500 million of average net assets and .0500%    of     average net assets
in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year.
FSC also receives fees for administering each fund's securities lending program.
Currently, FSC is credited with a $7.50 exchange fee for each exchange from each fund, including each exchange from each fund to another Fidelity fund. Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
Currently there are thirty-eight funds of the trust.
Refer to the "Description of the Trust" section beginning on page 57 of the Select SAI for more information about the Trust's organization, shareholder and Trustee liability, and voting rights of the funds' shareholders, and custodian and auditor information.
FINANCIAL STATEMENTS
Financial statements and financial highlights for Cyclical Industries and Natural Resources are not available since the funds were new when this SAI was printed.
SUPPLEMENT TO THE FIDELITY SELECT PORTFOLIOS(registered trademark) STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 29, 1996
The following information replaces the similar information found on page 3.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits by Subchapter M.
(xi) Each fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information supplements that found on page 3.
Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50 % of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces the similar information found on page 5.
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information in the "Additional Purchase and Redemption Information" section found on page 41. The sales charge will not apply:
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption 1 and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution, or (b) the distribution is transferred directly from the plan into another Fidelity account;
8. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; or
9. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities.
Each fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in the following prototype or prototype-like retirement plans sponsored by FMR or FMR Corp.: The Fidelity IRA, The Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity SIMPLE IRA, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan).


FIDELITY SELECT PORTFOLIOS(registered trademark)
STATEMENT OF ADDITIONAL INFORMATION
APRIL 29, 1996
This Statement is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated April 29, 1996). Please retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report for the fiscal year ended February 29, 1996, are incorporated herein by reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations              2

Portfolio Transactions                           22

Valuation of Portfolio Securities                26

Performance                                      27

Additional Purchase and Redemption Information   41

Distributions and Taxes                          42

FMR                                              44

Trustees and Officers                            44

Management Contracts                             49

Contracts With FMR Affiliates                    56

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.) (stock funds) Fidelity Management & Research (Far East) Inc. (FMR Far East) (stock funds) FMR Texas Inc. (FTX) (money market fund)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service Co. (FSC)
SEL-ptb-   496
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The funds of the trust are registered as non-diversified investment companies (except Financial Services, Regional Banks, Home Finance, and Money Market Portfolios). Under the Investment Company Act of 1940, as amended, an investment company is diversified if at least 75% of the value of its total assets is represented by cash, cash items, U.S. government securities, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the investment company's total assets and no more than 10% of the outstanding voting securities of such issuer. As non-diversified investment companies, the stock funds need not satisfy these conditions. It is anticipated that each of the stock funds, except the Financial Services, Regional Banks, and Home Finance Portfolios, will operate as "non-diversified" funds. The Financial Services, Regional Banks, and Home Finance Portfolios will operate as "diversified" funds. They will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of a fund's total assets would be invested in the securities of that issuer. The Money Market Portfolio also operates as a diversified fund. Each fund also intends to meet the diversification requirements necessary to qualify as a regulated investment company for purposes of the Internal Revenue Code. (For the funds operating as non-diversified, the requirements are stated in non-fundamental limit
(i) on page . Also see "Distributions and Taxes" beginning on page for additional information.)
Each fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of that fund. However, with respect to the money market fund, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE EACH STOCK FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH STOCK FUND MAY NOT:
(1) purchase the securities of any issuer (except securities issued or guaranteed by the United States government or its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of that issuer would be owned by the fund;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days ( not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(4) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to the Precious Metals and Minerals Portfolio or to the American Gold Portfolio (see below);
(8) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements. IN ADDITION, EACH STOCK FUND MAY:
(9) notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
THE AMERICAN GOLD AND PRECIOUS METALS AND MINERALS PORTFOLIOS MAY NOT:
(1) purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals; or
(2) purchase or sell physical commodities, provided that the fund may purchase and sell precious metals, and further provided that the fund may sell physical commodities acquired as a result of ownership of securities. The fund may not purchase or sell options, options on futures contracts, or futures contracts on physical commodities other than precious metals.
THE FINANCIAL SERVICES, REGIONAL BANKS, AND HOME FINANCE PORTFOLIOS MAY
NOT:
(1) with respect to 75% of total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.
THE FOLLOWING ARE THE STOCK FUNDS' NON-FUNDAMENTAL LIMITATIONS WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," each fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) Each fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) Each fund does not currently intend to purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) Each fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). Each fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. Each fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) Each fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) Each fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(vi) would exceed 10% of a fund's net assets.
(viii) Each fund (except the American Gold Portfolio and the Precious Metals and Minerals Portfolio) will not purchase physical commodities, or purchase or sell futures contracts based on physical commodities.
(ix) The American Gold Portfolio and the Precious Metals and Minerals Portfolio will each limit investment in precious metals bullion or coins to no more than 25% of its total assets.
(x) Each fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 5% of a fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(xi) Each fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(xii) Each fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic and foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xiii) Each fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of a fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by a fund in units or attached to securities are not subject to these restrictions. The Brokerage and Investment Management Portfolio and Financial Services Portfolio are subject to additional restrictions on the purchase of warrants and rights. See page .
(xiv) Each fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases; provided, however, that if consistent with the designated business activities of a particular fund, a fund may purchase securities of issuers whose principal business activities fall within these areas.
(xv) Each fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xvi) Each fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the funds.
For purposes of limitation (xii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the stock funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
For the stock funds' policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
THE FOLLOWING ARE THE MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE MONEY MARKET FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(9) invest in companies for the purpose of exercising control or management.
IN ADDITION, THE FUND MAY:
(10) notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
THE FOLLOWING ARE THE MONEY MARKET FUND'S NON-FUNDAMENTAL LIMITATIONS WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(vii) The fund does not currently intend to purchase physical commodities or purchase or sell futures contracts based on physical commodities.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to or acquired or traded together with their underlying securities and does not apply to securities that incorporate features similar to options or futures contracts.
(xiii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the money market fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO AND FINANCIAL SERVICES PORTFOLIO Rule 12d3-1 under the Investment Company Act of 1940, as amended, allows investment portfolios such as these funds to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the funds may purchase. Each fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:
a. the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer;
b. for an equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class;
c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.
In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. Neither fund will be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The funds are not permitted to acquire any security issued by FMR, FDC, or any affiliated company of these companies that is a securities-related business. The purchase of a general partnership interest in a securities-related business is prohibited.
MULTIMEDIA PORTFOLIO
The Federal Communications Commission (FCC) has certain rules which limit ownership of corporate broadcast licensees in an effort to assure that no one person or entity (including mutual funds) exercises an unacceptable degree of influence or control over broadcast facilities. Current FCC rules prohibit the fund, together with all other funds advised by FMR, from holding in the aggregate 10% of the voting stock of more than 20 AM, 20 FM, or 12 TV broadcast stations. If the officer or director of a broadcast licensee is a representative of the fund, that licensee must also be taken into account in determining whether the limitation on the number of stations has been exceeded. FCC rules also limit investment in multiple stations serving the same area.
The attribution rules are not applicable to noncommercial educational FM and TV stations, or to TV stations that are primarily "satellite" operations. In addition, the rules do not restrict the ownership of a broadcast licensee if any other person holds more than 50% of the outstanding voting stock of the licensee. These limitations apply to the aggregate assets of Multimedia Portfolio and of all funds managed by FMR. AMERICAN GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS PORTFOLIO
The American Gold Portfolio and the Precious Metals and Minerals Portfolio each have the authority to invest a portion of their assets in precious metals, such as gold, platinum, palladium, and silver. No more than 50% of either fund's total assets may be invested in precious metals, including gold bullion or coins.
FMR does not currently intend that either fund will hold gold coins, but the Trustees reserve the right of the Portfolios to do so in the future. Transactions in gold coins will be entered into only with prior approval by the Trustees, prior notice to current shareholders, and provided that disclosure regarding the nature of such investments is set forth in a subsequent Prospectus that is part of the Registration Statement declared effective by the Securities and Exchange Commission. In addition, the ability of the funds to hold gold coins may be restricted by the securities laws and/or regulations of states where the funds' shares are qualified for sale.
The funds may also consider investments in securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
The Precious Metals and Minerals Portfolio's gold-related investments will often contain securities of companies located in the Republic of South Africa, which is a principal producer of gold. Unsettled political and social conditions in South Africa and its neighboring countries, may from time to time pose certain risks to the Precious Metals and Minerals Portfolio's investments in South African issuers. These events could also have an impact on the American Gold Portfolio through their influence on the price of gold and related mining securities worldwide.
FUND DESCRIPTIONS
THE STOCK FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED
BELOW.
AIR TRANSPORTATION PORTFOLIO: COMPANIES ENGAGED IN THE REGIONAL, NATIONAL AND INTERNATIONAL MOVEMENT OF PASSENGERS, MAIL, AND FREIGHT VIA AIRCRAFT. Such companies include the major airlines, commuter airlines, air cargo and express delivery operators, air freight forwarders, aviation service firms, and manufacturers of aeronautical equipment.
Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry. In addition to regulations and competition, the air transport industry is also very sensitive to fuel price levels and the state of foreign and domestic economies.
AMERICAN GOLD PORTFOLIO: COMPANIES ENGAGED IN EXPLORATION, MINING, PROCESSING, OR DEALING IN GOLD, OR, TO A LESSER DEGREE, IN SILVER, PLATINUM, DIAMONDS, OR OTHER PRECIOUS METALS AND MINERALS. FMR also may invest in securities of companies which themselves invest in companies engaged in these activities. Normally at least 80% of the fund's assets will be invested in securities of North, Central and South American companies engaged in gold-related activities, and in gold bullion or coins. The prices of gold and other precious metal mining securities have been subject to substantial fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Investors should understand the special considerations and risks related to such an investment emphasis, and, accordingly, the potential effect on the fund's value.
In addition to its investments in securities, the fund may invest a portion of its assets in gold or other precious metals in the form of bullion, coins, or securities indexed to the price of precious metals. The price of gold and other precious metals is affected by broad economic and political conditions, but is less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The fund may incur higher custody and transaction costs for precious metals than for securities.
The fund is authorized to invest up to 50% of its total assets in precious metals bullion or coins; however, as a non-fundamental policy (which can be changed without shareholder approval), FMR does not currently intend to purchase precious metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals, and does not currently intend to purchase coins. As a further limit on precious metals investments, under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so. The fund also may purchase securities whose redemption value is indexed to the price of gold or other precious metals, which are discussed in this Statement of Additional Information. Because the value of these securities is directly linked to the price of precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. FMR currently intends to treat such securities as precious metals investments for the purposes of the 25% and 50% limitations above and the 80% policy in the first paragraph of this section.
AUTOMOTIVE PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, MARKETING OR SALE OF AUTOMOBILES, TRUCKS, SPECIALTY VEHICLES, PARTS, TIRES, AND RELATED SERVICES. These companies include those involved with the manufacture and distribution of vehicles, vehicle parts and tires - either original equipment or for the aftermarket - and those which are involved in the retail sale of vehicles, parts or tires. In addition, the fund may invest in companies that provide automotive-related services to manufacturers, distributors or consumers.
The automotive industry is highly cyclical and companies involved in this business may suffer periodic operating losses. While most of the major manufacturers are large, financially strong companies, many others are small and may be non-diversified in both product line and customer base. BIOTECHNOLOGY PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, AND MANUFACTURE OF VARIOUS BIOTECHNOLOGICAL PRODUCTS, SERVICES AND PROCESSES. These include companies involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.
The description of the biotechnology sector will be interpreted broadly by FMR, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery).
Many of these companies may have losses and may not offer products until the late 1990's. These companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the U.S. Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Many of these companies are relatively small and their stock is thinly traded.
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO: COMPANIES ENGAGED IN STOCK BROKERAGE, COMMODITY BROKERAGE, INVESTMENT BANKING, TAX-ADVANTAGED INVESTMENT OR INVESTMENT SALES, INVESTMENT MANAGEMENT, OR RELATED INVESTMENT ADVISORY SERVICES. Holdings may include diversified companies with operations in the aforementioned areas, in addition to firms principally engaged in brokerage activities or investment management. The fund will not invest in securities of FMR or its affiliated companies. Changes in regulations, the brokerage commission structure, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic revenues and earnings over time. The performance of companies in this industry can be closely tied to the stock market and can suffer during market declines. Revenues often depend on overall market activity. Securities and Exchange Commission regulations provide that the fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this fund's specific business activity.
CHEMICALS PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE OR MARKETING OF PRODUCTS OR SERVICES RELATED TO THE CHEMICAL PROCESS INDUSTRIES. Such products may include synthetic and natural materials, such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. The fund may also hold the securities of companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.
Companies in the chemical processing field are subject to regulation by various federal and state authorities, including the Environmental Protection Agency and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines or to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There are risks associated with their production, handling and disposal. These risks are in addition to the more common risks of intense competition and product obsolescence.
COMPUTERS PORTFOLIO: COMPANIES ENGAGED IN RESEARCH, DESIGN, DEVELOPMENT, MANUFACTURE OR DISTRIBUTION OF PRODUCTS, PROCESSES OR SERVICES THAT RELATE TO CURRENTLY AVAILABLE OR EXPERIMENTAL HARDWARE TECHNOLOGY WITHIN THE COMPUTER INDUSTRY. The fund may hold securities of companies that provide the following products or services: mainframes, minicomputers, microcomputers, peripherals, data or information processing, office or factory automation, robotics, artificial intelligence, computer aided design, medical technology, engineering and manufacturing, data communications and software.
Competitive pressures may have a significant effect on the financial conditions of companies in the computer industry. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Fluctuating domestic and international demand also affect profitability.
CONSTRUCTION AND HOUSING PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN AND CONSTRUCTION OF RESIDENTIAL, COMMERCIAL, INDUSTRIAL AND PUBLIC WORKS FACILITIES, AS WELL AS COMPANIES ENGAGED IN THE MANUFACTURE, SUPPLY, DISTRIBUTION OR SALE OF PRODUCTS OR SERVICES TO THESE CONSTRUCTION INDUSTRIES. Examples of companies engaged in these activities include companies that provide engineering and contracting services, and companies that produce basic building materials such as cement, aggregates, gypsum, timber, wall coverings, and floor coverings.
The fund also may invest in the securities of companies involved in real estate development and construction financing. Such companies could include homebuilders, architectural and design firms, and property managers. Additionally, the fund may invest in the securities of companies involved in the home improvement and maintenance industry, which would include building material retailers and distributors, household service firms, and those that supply such companies.
The companies that the fund may invest in are subject to, among other factors, changes in government spending on public works and transportation facilities such as highways and airports, as well as changes in interest rates and levels of economic activity, government-sponsored housing subsidy programs, rate of housing turnover, taxation, demographic patterns, consumer spending, consumer confidence, and new and existing home sales. CONSUMER PRODUCTS PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE AND DISTRIBUTION OF GOODS TO CONSUMERS BOTH DOMESTICALLY AND INTERNATIONALLY. The fund may invest in companies that manufacture or sell durable products such as homes, cars, boats, furniture, major appliances, and personal computers.
The fund will also invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (books, magazines, TV, cable, movies, music). Consumer products and services such as lodging, child care, convenience stores, and car rentals may also be represented in the fund.
The success of durable goods manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, and consumer confidence. These segments are very competitive; success depends heavily on household disposable income and consumer spending. Consumer product and retailing concepts tend to rise and fall with changes in demographics and consumer tastes.
DEFENSE AND AEROSPACE PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, MANUFACTURE OR SALE OF PRODUCTS OR SERVICES RELATED TO THE DEFENSE OR AEROSPACE INDUSTRIES. The fund may hold securities of companies that provide the following products or services: air transport; data processing, or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.
Companies involved in the defense and aerospace industries rely to a large extent on U.S. (and other) government demand for their products and services. The financial condition of such companies and investor interest in the stocks of these companies are heavily influenced by federal defense and aerospace spending policies. For example, defense spending is currently under pressure from efforts to control the U.S. budget deficit.
DEVELOPING COMMUNICATIONS PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, MANUFACTURE OR SALE OF EMERGING COMMUNICATIONS SERVICES OR EQUIPMENT. The fund may invest in companies developing or offering services or products based on communications technologies such as cellular, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voice mail, video conferencing, microwave, satellite, local and wide area networking, and other transmission electronics. For purposes of characterizing the fund's investments, communications services or equipment may be deemed to be "emerging" if they derive from new technologies or new applications of existing technologies. The fund will focus on companies whose business is based on these emerging technologies, with less emphasis on traditional telephone utilities and large long distance carriers. The fund will attempt to exploit growth opportunities presented by new technologies and applications in the communications field. Many of these opportunities may be in the development stage and, as such, can pose large risks as well as potential rewards. Such risks might include failure to obtain (or delays in obtaining) adequate financing or necessary regulatory approvals, intense competition, product incompatibility, consumer preferences and rapid obsolescence. Securities of small companies that base their business on emerging technologies may be volatile due to limited product lines, markets, or financial resources.
ELECTRONICS PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF ELECTRONIC COMPONENTS (SEMICONDUCTORS, CONNECTORS, PRINTED CIRCUIT BOARDS AND OTHER COMPONENTS); EQUIPMENT VENDORS TO ELECTRONIC COMPONENT MANUFACTURERS; ELECTRONIC COMPONENT DISTRIBUTORS; AND ELECTRONIC INSTRUMENTS AND ELECTRONIC SYSTEMS VENDORS. In addition, the fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing [CAD/CAM], computer-aided engineering, and robotics), lasers and electro-optics, and other new electronic technologies. Many of the products offered by companies engaged in the design, production or distribution of electronic products are subject to risks of rapid obsolescence.
ENERGY PORTFOLIO: COMPANIES IN THE ENERGY FIELD, INCLUDING THE CONVENTIONAL AREAS OF OIL, GAS, ELECTRICITY AND COAL, AND NEWER SOURCES OF ENERGY SUCH AS NUCLEAR, GEOTHERMAL, OIL SHALE AND SOLAR POWER. The business activities of companies held in the Energy Portfolio may include: production, generation, transmission, refining, marketing, control, or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this fund.
The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.
ENERGY SERVICE PORTFOLIO: COMPANIES IN THE ENERGY SERVICE FIELD, INCLUDING THOSE THAT PROVIDE SERVICES AND EQUIPMENT TO THE CONVENTIONAL AREAS OF OIL, GAS, ELECTRICITY AND COAL, AND NEWER SOURCES OF ENERGY SUCH AS NUCLEAR, GEOTHERMAL, OIL SHALE AND SOLAR POWER. Holdings may include companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. Holdings may also include companies with a variety of products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment or services, and high technology companies serving the above industries.
Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services. They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions. ENVIRONMENTAL SERVICES PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE OR DISTRIBUTION OF PRODUCTS, PROCESSES OR SERVICES RELATED TO WASTE MANAGEMENT OR POLLUTION CONTROL. Such products or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and underground storage tank decontamination, asbestos cleanup and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems including, among others, contaminated water, air pollution, and acid rain. The fund may also hold the securities of companies providing design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.
The environmental services industry has generally been positively influenced by legislation resulting in stricter government regulations and enforcement policies for both commercial and governmental generators of waste materials, as well as specific expenditures designated for remedial cleanup efforts. Companies in the environmental services field are also affected by regulation by various federal and state authorities, including the federal Environmental Protection Agency and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, since the materials handled and processes involved include hazardous components, there is significant liability risk. There are also risks of intense competition within the environmental services industry.
FINANCIAL SERVICES PORTFOLIO: COMPANIES PROVIDING FINANCIAL SERVICES TO CONSUMERS AND INDUSTRY. Companies in the financial services field include: commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance field such as multi-line, property and casualty, and life insurance.
The financial services area is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.
Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.
Securities and Exchange Commission regulations provide that the fund may not invest more than 5% of its assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities will be considered to be "principally engaged" in this fund's business activity. FOOD AND AGRICULTURE PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, SALE OR DISTRIBUTION OF FOOD AND BEVERAGE PRODUCTS, AGRICULTURAL PRODUCTS, AND PRODUCTS RELATED TO THE DEVELOPMENT OF NEW FOOD TECHNOLOGIES. The goods and services provided or manufactured by companies in the fund may include: packaged food products such as cereals, pet foods and frozen foods; meat and poultry processing; the production of hybrid seeds; the wholesale and retail distribution and warehousing of food and food-related products, including restaurants; and the manufacture and distribution of health food and dietary products, fertilizer and agricultural machinery, wood products, tobacco, and tobacco leaf. In addition to the above, food technology companies engaged in and pioneering the development of new technologies to provide improved hybrid seeds, new and safer food storage, and new enzyme technologies may be purchased by the fund.
The success of food and food-related products is closely tied to supply and demand, which may be strongly affected by demographic and product trends, stimulated by food fads, marketing campaigns, and environmental factors. In the U.S., the agricultural products industry is subject to regulation by numerous federal and municipal government agencies.
HEALTH CARE PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF PRODUCTS OR SERVICES USED FOR OR IN CONNECTION WITH HEALTH CARE OR MEDICINE. Companies in the health care field include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.
HOME FINANCE PORTFOLIO: COMPANIES ENGAGED IN INVESTING IN REAL ESTATE, USUALLY THROUGH MORTGAGES AND OTHER CONSUMER-RELATED LOANS. These companies may also offer discount brokerage services, insurance products, leasing services, and joint venture financing. Investments may include mortgage banking companies, government-sponsored enterprises, real estate investment trusts, consumer finance companies, and similar entities, as well as savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and similar depository institutions. The fund may hold securities of U.S. depository institutions whose customer deposits are insured by the Savings Association Insurance Fund (SAIF) or the Bank Insurance Fund (BIF).
The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Continued change in the origination, packaging, selling, holding, and insuring of home finance products is expected going forward.
The fund will be influenced by potential regulatory changes, interest rate movements, the level of home mortgage demand, and residential delinquency trends.
INDUSTRIAL EQUIPMENT PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, DISTRIBUTION OR SERVICE OF PRODUCTS AND EQUIPMENT FOR THE INDUSTRIAL SECTOR, INCLUDING INTEGRATED PRODUCERS OF CAPITAL EQUIPMENT (SUCH AS GENERAL INDUSTRY MACHINERY, FARM EQUIPMENT, AND COMPUTERS), PARTS SUPPLIERS AND SUBCONTRACTORS. The fund may invest in companies that manufacture products or service equipment for the food, clothing or sporting goods industries.
The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels. Capital spending is influenced by the individual company's profitability, and broader issues such as interest rates and foreign competition, which are partly determined by currency exchange rates. Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities, or production processes.
INDUSTRIAL MATERIALS PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, MINING, PROCESSING, OR DISTRIBUTION OF RAW MATERIALS AND INTERMEDIATE GOODS USED IN THE INDUSTRIAL SECTOR. The products handled by the companies held in the fund may include chemicals, timber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. Investments may also be made in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.
Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns. During these times, commodity price declines, and unit volume reductions have led to poor investment returns and losses. Other risks include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
INSURANCE PORTFOLIO: COMPANIES ENGAGED IN UNDERWRITING, REINSURING, SELLING, DISTRIBUTING, OR PLACING OF PROPERTY AND CASUALTY, LIFE, OR HEALTH INSURANCE. The fund may invest in multi-line companies that provide property and casualty coverage, as well as life and health insurance. The fund may invest in insurance brokers, reciprocals, and claims processors. The fund may also invest in diversified financial companies with subsidiaries (including insurance brokers, reciprocals and claims processors) engaged in underwriting, reinsuring, selling, distributing or placing insurance with independent third parties.
Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability.
LEISURE PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, PRODUCTION, OR DISTRIBUTION OF GOODS OR SERVICES IN THE LEISURE INDUSTRIES. The goods or services provided by companies in the fund may include: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel-related services, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, and gaming casinos.
Securities of companies in the leisure industry may be considered speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense competition. Securities of companies in the leisure industry generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and to the specter of government regulation in the leisure industry.
MEDICAL DELIVERY PORTFOLIO: COMPANIES ENGAGED IN THE OWNERSHIP OR MANAGEMENT OF HOSPITALS, NURSING HOMES, HEALTH MAINTENANCE ORGANIZATIONS, AND OTHER COMPANIES SPECIALIZING IN THE DELIVERY OF HEALTH CARE SERVICES. Holdings may include companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals; firms that provide outpatient surgical, outpatient rehabilitation, or other specialized care, home health care, drug and alcohol abuse treatment, and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The future growth of this source of funds is subject to great uncertainty. Additionally, the complexion of the private payment system is changing. For example, insurance companies are beginning to offer long term health care insurance for nursing home patients to supplement or replace government benefits. Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.
The demand for health care services will tend to increase as the population ages. However, review of patients' need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs. MULTIMEDIA PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, PRODUCTION, SALE AND DISTRIBUTION OF GOODS OR SERVICES USED IN THE BROADCAST AND MEDIA INDUSTRIES. Business activities of companies held in the fund may include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The fund may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.
Some of the companies in these industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. Current Federal Communications Commission rules prohibit the fund, together with all other funds advised by FMR, from holding in the aggregate 10% of the voting stock of more than 20 AM, 20 FM or 12 TV stations.
This fund may purchase securities identical to those in the Leisure Portfolio, or securities of companies that are engaged in business activities similar to those of certain companies in the Leisure Portfolio. The Multimedia Portfolio's narrower focus may make it a more volatile investment than the Leisure Portfolio.
NATURAL GAS PORTFOLIO: COMPANIES ENGAGED IN THE PRODUCTION, TRANSMISSION, AND DISTRIBUTION OF NATURAL GAS, AND INVOLVED IN THE EXPLORATION OF POTENTIAL NATURAL GAS SOURCES, AS WELL AS THOSE COMPANIES THAT PROVIDE SERVICES AND EQUIPMENT TO NATURAL GAS PRODUCERS, REFINERIES, COGENERATION FACILITIES, CONVERTERS, AND DISTRIBUTORS. The business activities of companies held in the Natural Gas Portfolio may include: production, transmission, distribution, marketing, control, or measurement of natural gas; exploration of potential natural gas sources; providing component parts or services to companies engaged in the above activities; natural gas research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation or pollution control through the use of natural gas. Companies participating in new activities working toward technological advances in the natural gas field may also be considered for the fund.
The companies in the natural gas field are subject to, among other factors, changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.
PAPER AND FOREST PRODUCTS PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, RESEARCH, SALE, OR DISTRIBUTION OF PAPER PRODUCTS, PACKAGING PRODUCTS, BUILDING MATERIALS (SUCH AS LUMBER AND PANELING PRODUCTS), AND OTHER PRODUCTS RELATED TO THE PAPER AND FOREST PRODUCTS INDUSTRY. Holdings may include diversified companies with operations in the aforementioned activities.
The success of these companies depends on, among other things, the health of the economy, worldwide production capacity and prevailing interest rate levels, which, in turn, may affect product pricing, costs and operating margins. These variables also affect the level of industry and consumer capital spending for paper and forest products.
PRECIOUS METALS AND MINERALS PORTFOLIO: COMPANIES ENGAGED IN EXPLORATION, MINING, PROCESSING OR DEALING IN GOLD, SILVER, PLATINUM, DIAMONDS OR OTHER PRECIOUS METALS AND MINERALS. The fund may also invest in securities of companies which themselves invest in companies engaged in these activities. Under normal conditions, the fund will invest at least 80% of its assets in
(i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii) precious metals. The fund's investments also may include securities whose redemption value is indexed to the price of gold or other precious metals.
The value of the fund's investments may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Since much of the world's known gold reserves are located in South Africa, political and social conditions there may pose certain risks to the fund's investments. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers. A number of institutions have adopted policies precluding investments in companies doing business in South Africa.
Because companies involved in exploring, mining, processing, or dealing in precious metals or minerals are frequently located outside of the United States, all or a significant portion of this fund may be invested in securities of foreign issuers. Investors should understand the special considerations and risks related to such an investment emphasis.
In addition to its investments in securities, the fund may invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. The fund may purchase precious metals in any form, including bullion and coins, provided that FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.
The fund is authorized to invest up to 50% of its total assets in precious metals; however, as a non-fundamental policy (which can be changed without shareholder approval), FMR does not currently intend to purchase precious metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals. As a further limit on precious metals investments, under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell precious metals or securities when it would not otherwise do so.
Securities whose redemption value is indexed to the price of gold or other precious metals involve risks and pricing characteristics similar to direct precious metals investments. FMR currently intends to treat such securities as investments in precious metals for the purposes of the 25% and 50% limitations above and the 80% policy in the first paragraph of this section.
REGIONAL BANKS PORTFOLIO: COMPANIES ENGAGED IN ACCEPTING DEPOSITS AND MAKING COMMERCIAL AND PRINCIPALLY NON-MORTGAGE CONSUMER LOANS. In addition, these companies may offer the following services: merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale. The fund may invest in securities of foreign institutions, although the majority of publicly-traded regional banks currently are organized in the United States.
The fund may own, among others, securities of U.S. institutions whose customer deposits may or may not be insured by the federal government. Such U.S. institutions may include, but are not limited to, state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System.
Federal laws generally separating commercial and investment banking, as well as laws governing the capitalization and regulation of the savings and loan industry, are currently being reexamined by Congress. The services offered by banks may expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between regional banks and other financial institutions erode. Increased competition may also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banking concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.
RETAILING PORTFOLIO: COMPANIES ENGAGED IN MERCHANDISING FINISHED GOODS AND SERVICES PRIMARILY TO INDIVIDUAL CONSUMERS. Companies in the fund may include: general merchandise retailers, department stores, food retailers, drug stores, and any specialty retailers selling a single category of merchandise such as apparel, toys, or consumer electronics products. Companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems may also be purchased by the fund.
The success of retailing companies is closely tied to consumer spending which, in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive; success is often tied to a company's ability to anticipate changing consumer tastes. SOFTWARE AND COMPUTER SERVICES PORTFOLIO: COMPANIES ENGAGED IN RESEARCH, DESIGN, PRODUCTION OR DISTRIBUTION OF PRODUCTS OR PROCESSES THAT RELATE TO SOFTWARE OR INFORMATION-BASED SERVICES. The fund may hold securities of companies that provide systems level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting or facilities management services, communications software, and data communications services.
Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services industries. For example, the increasing number of companies and product offerings in the vertical and horizontal markets may lead to aggressive pricing and slower selling cycles.
TECHNOLOGY PORTFOLIO: COMPANIES WHICH FMR BELIEVES HAVE, OR WILL DEVELOP, PRODUCTS, PROCESSES OR SERVICES THAT WILL PROVIDE OR WILL BENEFIT SIGNIFICANTLY FROM TECHNOLOGICAL ADVANCES AND IMPROVEMENTS. The description of the technology sector will be interpreted broadly by FMR and may include such products or services as inexpensive computing power, such as personal computers; improved methods of communications, such as satellite transmission, or labor saving machines or instruments, such as computer-aided design equipment.
The prime emphasis of the fund will be to identify those companies positioned to benefit from technological advances in areas such as semiconductors, minicomputers and peripheral equipment, scientific instruments, computer software, communications, and future automation trends in both office and factory settings.
Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
TELECOMMUNICATIONS PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, MANUFACTURE, OR SALE OF COMMUNICATIONS SERVICES OR COMMUNICATIONS EQUIPMENT. Companies in the telecommunications field offer a variety of services and products, including local and long distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services. Long distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission. Telephone operating companies are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Telephone companies usually pay an above average dividend. However, the fund's investment decisions are based primarily upon capital appreciation potential rather than income considerations. Certain types of companies represented in the fund are engaged in fierce competition for a share of the market for their products. In recent years, these have been companies providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment. TRANSPORTATION PORTFOLIO: COMPANIES ENGAGED IN PROVIDING TRANSPORTATION SERVICES OR COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, DISTRIBUTION, OR SALE OF TRANSPORTATION EQUIPMENT. Transportation services include the movement of freight or people by airlines, railroads, ships, trucks, and bus companies. Other service companies include those providing auto, truck, container, rail car, and plane leasing and maintenance. Equipment manufacturers include makers of trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the fund may invest in companies that sell fuel saving devices to the transportation industry and those that sell insurance and software developed primarily for transportation companies.
Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements. The U.S. trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.
UTILITIES GROWTH PORTFOLIO: COMPANIES IN THE PUBLIC UTILITIES INDUSTRY AND COMPANIES DERIVING A MAJORITY OF THEIR REVENUES FROM THEIR PUBLIC UTILITY OPERATIONS. Public utility investments will include companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy, and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are made based on capital appreciation potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
CLOSED-END INVESTMENT COMPANIES. Each fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
DELAYED-DELIVERY TRANSACTIONS. The money market fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS (MONEY MARKET FUND). Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and the fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. EXPOSURE TO FOREIGN MARKETS (STOCK FUNDS). Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depository Receipts (ADRs) as well as other "hybrid" forms of ADRs including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. Each stock fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
Each fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each fund. The funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
The funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
Each fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, the fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to the fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, the fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, the fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time. FUNDS' RIGHTS AS A SHAREHOLDER. The stock funds do not intend to direct or administer the day-to-day operations of any company. Each stock fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each stock fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The stock funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
For the money market fund, investments currently considered by the fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities and time deposits to be illiquid. Investments currently considered by the stock funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments for the money market fund are valued for purposes of monitoring amortized cost valuation, and for the stock funds are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INDEXED SECURITIES. Each stock fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
The American Gold Portfolio and the Precious Metals and Minerals Portfolio may consider purchasing securities indexed to the price of precious metals as an alternative to direct investments in precious metals. The funds will only buy precious metals-indexed securities when they are satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by a fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market. INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements), and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a fund to supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES. Each stock fund may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, and unrated securities judged by FMR to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to sell these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for the funds, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (MONEY MARKET FUND ONLY). Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1) and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the money market fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. Each stock fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES (MONEY MARKET FUND). Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the government agencies also may be stripped in this fashion.
Privately stripped government securities are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the government agencies also may be stripped in this fashion.
Because of the SEC's views on privately stripped government securities, the fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. In addition, the fund currently intends to purchase only those privately stripped government securities that have either received the highest rating from two nationally recognized rating services (or one, if only one has rated the security) or, if unrated, been judged to be of equivalent quality by FMR pursuant to procedures adopted by the Board of Trustees.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The stock funds are not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each stock fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each stock fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the money market fund will generally be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and for the stock funds, arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions; and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers for the stock funds generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided. The selection of such broker-dealers for the money market fund generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the funds.
The stock funds' turnover rates for the fiscal years ended February 29, 1996 and February 28, 1995 are presented in the table below. The stock funds' annual portfolio turnover rates may be substantially greater than those of other equity investment companies. The significantly higher or lower portfolio turnover rates from year to year are primarily the result of fluctuations in asset levels and FMR's assessment of changing economic conditions throughout each year for various industries. High turnover may also be the result of short-term shareholder trading activity which increases brokerage and operating costs. This shareholder activity may also result in required purchases or sales of portfolio securities at disadvantageous times.
TURNOVER RATES                        FISCAL 1996   FISCAL 1995

Air Transportation                     504%          200%

American Gold                          56%           34%

Automotive                             61%           63%

Biotechnology                          67%           77%

Brokerage and Investment Management    166%          139%

Chemicals                              87%           106%

Computers                              129%          189%

Construction and Housing               139%          45%

Consumer Products                      601%          190%

Defense and Aerospace                  267%          146%

Developing Communications              249%          266%

Electronics                            366%          205%

Energy                                 97%           106%

Energy Service                         223%          209%

Environmental Services                 138%          82%

Financial Services                     125%          107%

Food and Agriculture                   124%          126%

Health Care                            54%           151%

Home Finance                           81%           124%

Industrial Equipment                   115%          131%

Industrial Materials                   138%          139%

Insurance                              164%          265%

Leisure                                141%          103%

Medical Delivery                       132%          123%

Multimedia                             223%          107%

Natural Gas                            79%           177%

Paper and Forest Products              78%           209%

Precious Metals and Minerals           53%           43%

Regional Banks                         103%          106%

Retailing                              235%          481%

Software and Computer Services         183%          164%

Technology                             112%          102%

Telecommunications                     89%           107%

Transportation                         175%          178%

Utilities Growth                       65%           24%

BROKERAGE COMMISSIONS. The table below lists the total brokerage commissions; the percentage of brokerage commissions paid to brokerage firms that provided research services; and the dollar amount of commissions paid to FBS and FBSL for fiscal 1996, 1995, and 1994. The tables also list the percentage of each fund's aggregate brokerage commissions paid to FBS and FBSL during the 1996, 1995, and 1994 fiscal years, as well as the percentage of each fund's aggregate dollar amount of transactions executed through FBS and FBSL during the same periods. However, during fiscal 1994, the funds did not pay any commissions to FBSL. The difference in the percentage of the brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBS and FBSL is a result of the low commission rates charged by FBS and FBSL.
         % of % of
       % of % of Transactions Transactions
Fiscal  % Paid to   Commissions Commissions Effected Effected
Period Ended  Firms Providing   Paid Paid  through through
February 29 Total Research To FBSI To FBS To FBSI To FBS FBSI FBS

AIR TRANSPOR-
TATION

1996            $ 686,690    95%   $ 108,868   $ 12,126    16%    2%    38%    1%

1995            $ 44,221     95%   $ 11,047    $ 858       25%    2%    56%    1%

1994            $ 65,372     71%   $ 15,992    $ --        24%    --    49%    --



AMERICAN
GOLD

1996            $ 890,082      95%   $ 341,569   $ --        38%    --     47%    --

1995            $ 434,646      96%   $ 66,393    $ --        15%    --     28%    --

1994            $ 572,538      82%   $ 59,125    $ --        10%    --     17%    --

AUTOMOTIVE

1996            $ 101,868      89%   $ 13,806    $ 9,408     14%    9%     26%    8%

1995            $ 261,551      92%   $ 62,506    $ 6,340     24%    2%     33%    1%

1994            $ 206,497      58%   $ 47,865    $ --        23%    --     35%    --

BIOTECHNOLOGY

1996            $ 514,556      92%   $ 141,230   $ 22,319    27%    4%     41%    2%

1995            $ 269,543      98%   $ 86,356    $ --        32%    --     35%    --

1994            $ 128,536      60%   $ 42,992    $ --        33%    --     36%    --

BROKERAGE AND
INVESTMENT
MANAGEMENT

1996            $ 152,008      88%   $ 18,355    $ --        12%    --     25%    --

1995            $ 285,000      99%   $ 9,202     $ --        3%     --     10%    --

1994            $ 722,667      82%   $ 96,223    $ --        13%    --     34%    --

CHEMICALS

1996            $ 148,858      95%   $ 69,929    $ 452       47%    --     62%    --

1995            $ 299,801      85%   $ 92,389    $ 38,585    31%    13%    43%    --

1994            $ 77,565       52%   $ 27,722    $ --        36%    --     49%    --

COMPUTERS

1996            $ 666,974      92%   $ 88,690    $ --        13%    --     25%    --

1995            $ 340,960      98%   $ 154,477   $ --        45%    --     59%    --

1994            $ 111,949      55%   $ 45,787    $ --        41%    --     60%    --

CONSTRUCTION
AND HOUSING

1996            $ 145,931      88%   $ 27,836     --         19%    --     32%    --

1995            $ 83,667       93%   $ 22,274    $ --        27%    --     41%    --

1994            $ 72,398       64%   $ 21,215    $ --        29%    --     45%    --

CONSUMER
PRODUCTS

1996            $ 227,375      94%   $ 91,856    $ --        40%    --     51%    --

1995            $ 37,144       95%   $ 14,756    $ --        40%    --     50%    --

1994            $ 26,503       46%   $ 10,852    $ --        41%    --     55%    --

DEFENSE AND
AEROSPACE

1996            $ 84,977       83%   $ 36,879    $ --        43%    --     60%    --

1995            $ 12,412       97%   $ 6,197     $ --        50%    --     69%    --

1994            $ 23,698       63%   $ 7,073     $ --        30%    --     53%    --

DEVELOPING
COMMUNICATI
ONS

1996            $ 842,041      92%   $ 190,186   $ 10,041    23%    1%     29%    1%

1995            $ 815,766      97%   $ 178,340   $ 2,788     22%    --     31%    --

1994            $ 857,319      76%   $ 168,725   $ --        20%    --     34%    --

ELECTRONICS

1996            $ 2,508,628    98%   $ 395,989   $ --        16%    --     26%    --

1995            $ 311,242      97%   $ 138,231   $ --        44%    --     53%    --

1994            $ 66,371       37%   $ 35,182    $ --        53%    --     59%    --

ENERGY

1996            $ 212,221      93%   $ 60,047    $ --        28%    --     34%    --

1995            $ 284,436      91%   $ 96,604    $ --        34%    --     45%    --

1994            $ 407,705      54%   $ 157,374   $ --        39%    --     59%    --


         % of % of
       % of % of Transactions Transactions
Fiscal  % Paid to   Commissions Commissions Effected Effected
Period Ended  Firms Providing   Paid Paid  through through
February 29 Total Research To FBSI To FBS To FBSI To FBS FBSI FBS

ENERGY SERVICE

1996             $ 708,875      95%   $ 376,373   $ --        53%    --    64%    --

1995             $ 227,450      91%   $ 105,206   $ --        46%    --    52%    --

1994             $ 427,988      56%   $ 154,629   $ --        36%    --    46%    --

ENVIRONMENTAL
SERVICES

1996             $ 128,959      95%   $ 36,310    $ --        28%    --    35%    --

1995             $ 148,268      97%   $ 44,929    $ --        30%    --    41%    --

1994             $ 324,850      70%   $ 84,034    $ --        26%    --    36%    --

FINANCIAL
SERVICES

1996             $ 286,790      96%   $ 115,231   $ --        40%    --    45%    --

1995             $ 246,696      97%   $ 56,906    $ --        23%    --    34%    --

1994             $ 406,834      77%   $ 67,939    $ --        17%    --    27%    --

FOOD AND
AGRICULTURE

1996             $ 367,085      88%   $ 213,864   $ --        58%    --    67%    --

1995             $ 330,566      95%   $ 168,049   $ --        51%    --    57%    --

1994             $ 199,987      61%   $ 61,212    $ --        31%    --    48%    --

HEALTH CARE

1996             $ 946,588      88%   $ 226,621   $ 63,489    24%    7%    41%    4%

1995             $ 1,456,527    97%   $ 270,239   $ 2,567     19%    --    27%    --

1994             $ 1,892,280    77%   $ 342,394   $ --        18%    --    26%    --

HOME FINANCE

1996             $ 584,457      97%   $ 139,402   $ --        24%    --    30%    --

1995             $ 251,035      97%   $ 87,018    $ --        35%    --    39%    --

1994             $ 309,902      40%   $ 145,280   $ --        47%    --    53%    --

INDUSTRIAL
EQUIPMENT

1996             $ 178,940      93%   $ 65,425    $ --        37%    --    51%    --

1995             $ 300,847      97%   $ 59,687    $ --        20%    --    27%    --

1994             $ 210,288      63%   $ 60,492    $ --        29%    --    42%    --

INDUSTRIAL
MATERIALS

1996             $ 628,984      94%   $ 112,184   $ 4,705     18%    1%    31%    1%

1995             $ 420,047      98%   $ 73,573    $ --        18%    --    27%    --

1994             $ 207,708      81%   $ 33,380    $ --        16%    --    21%    --

INSURANCE

1996             $ 52,255       87%   $ 28,422    $ --        54%    --    65%    --

1995             $ 41,494       90%   $ 22,909    $ --        55%    --    69%    --

1994             $ 42,755       40%   $ 18,400    $ --        43%    --    58%    --

LEISURE

1996             $ 241,001      88%   $ 61,874    $ --        26%    --    32%    --

1995             $ 216,511      88%   $ 55,302    $ --        26%    --    37%    --

1994             $ 311,929      62%   $ 89,656    $ --        29%    --    43%    --

MEDICAL
DELIVERY

1996             $ 430,449      94%   $ 101,216   $ --        24%    --    33%    --

1995             $ 444,242      96%   $ 112,144   $ --        25%    --    28%    --

1994             $ 369,409      73%   $ 71,221    $ --        19%    --    24%    --

MULTIMEDIA

1996             $ 429,967      86%   $ 76,336    $ --        18%    --    29%    --

1995             $ 79,153       93%   $ 12,190    $ --        15%    --    25%    --

1994             $ 329,560      64%   $ 80,739    $ --        25%    --    38%    --

NATURAL GAS

1996             $ 175,038      93%   $ 87,403    $ --        50%    --    61%    --

1995             $ 441,760      92%   $ 165,488   $ --        37%    --    47%    --

1994             $ 131,215      69%   $ 33,752    $ --        26%    --    42%    --

PAPER AND
FOREST
PRODUCTS

1996             $ 175,147      92%   $ 40,660    $ 1,839     23%    1%    48%    1%

1995             $ 317,019      90%   $ 71,722    $ --        23%    --    46%    --

1994             $ 195,352      68%   $ 47,840    $ --        24%    --    39%    --


         % of % of
       % of % of Transactions Transactions
Fiscal  % Paid to   Commissions Commissions Effected Effected
Period Ended  Firms Providing   Paid Paid  through through
February 29 Total Research To FBSI To FBS To FBSI To FBS FBSI FBS

PRECIOUS
METALS AND
MINERALS

1996            $ 668,532      90%   $ 179,259   $ --       27%    --    33%    --

1995            $ 466,587      91%   $ 40,501    $ --       9%     --    17%    --

1994            $ 532,810      79%   $ 78,769    $ --       15%    --    23%    --

REGIONAL
BANKS

1996            $ 346,066      88%   $ 101,949   $ --       29%    --    35%    --

1995            $ 243,598      93%   $ 83,609    $ --       34%    --    44%    --

1994            $ 372,619      70%   $ 81,725    $ --       22%    --    32%    --

RETAILING

1996            $ 144,844      90%   $ 55,131    $ --       38%    --    50%    --

1995            $ 519,888      97%   $ 163,684   $ --       31%    --    45%    --

1994            $ 249,618      59%   $ 78,686    $ --       32%    --    46%    --

SOFTWARE AND
COMPUTER
SERVICES

1996            $ 317,440      97%   $ 42,554    $ --       13%    --    23%    --

1995            $ 304,193      99%   $ 49,029    $ --       16%    --    29%    --

1994            $ 540,163      69%   $ 136,866   $ --       25%    --    49%    --

TECHNOLOGY

1996            $ 407,855      91%   $ 55,981    $ 586      14%    --    26%    --

1995            $ 235,440      97%   $ 110,367   $ --       47%    --    58%    --

1994            $ 293,550      63%   $ 93,434    $ --       32%    --    52%    --

TELECOMMUNIC
ATIONS

1996            $ 476,696      94%   $ 113,105   $ 1,744    24%    --    34%    --

1995            $ 745,067      95%   $ 164,640   $ --       22%    --    37%    --

1994            $ 1,449,954    65%   $ 326,700   $ --       23%    --    41%    --

TRANSPORTATIO
N

1996            $ 34,585       84%   $ 7,224     $ 127      21%    --    43%    --

1995            $ 56,044       96%   $ 13,666    $ 201      24%    --    46%    --

1994            $ 24,997       56%   $ 9,066     $ --       36%    --    62%    --

UTILITIES
GROWTH

1996            $ 334,639      92%   $ 100,887   $ 6,273    30%    2%    44%    1%

1995            $ 143,954      98%   $ 47,308    $ --       33%    --    47%    --

1994            $ 355,499      50%   $ 137,624   $ --       39%    --    50%    --


From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
Each stock fund's net asset value is determined hourly during business hours observed by the New York Stock Exchange. Currently, the Exchange is open from 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. The Board has approved the following "valuation times" for the determination of each fund's net asset value: 10:00 a.m., 11:00 a.m., 12:00 noon, 1:00 p.m., 2:00 p.m., 3:00 p.m. and 4:00 p.m. At each valuation time, the value of each fund's assets will be determined in the manner described below.
STOCK FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price is normally used. Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. This two-fold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the counter prices. Use of pricing services has been approved by the Board of Trustees.
Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.
Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a fund are determined as of such time for the purpose of computing the fund's net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
MONEY MARKET FUND. The fund values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Valuing the fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7.
The Board of Trustees of the trust oversees FMR's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the fund's net asset value (NAV) at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
During periods of declining interest rates, the fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the fund would be able to obtain a somewhat higher yield than would result if the fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The stock funds' share prices, the money market fund's yield and each fund's total return fluctuate in response to market conditions and other factors, and the value of the stock funds' shares when redeemed may be more or less than their original cost. YIELD CALCULATIONS. To compute the money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking each fund's 3% maximum sales charge into account and may or may not include the effect of a fund's redemption fees. Excluding a fund's sales charge and/or redemption fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A stock fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On February 23, 1996, the 13-week and 39-week short-term moving averages were as follows:
            13-WEEK SHORT-TERM   39-WEEK SHORT-TERM

FUND NAME   MOVING AVERAGE       MOVING AVERAGE

Air Transportation                    $ 19.87   $ 18.80

American Gold                         $ 24.33   $ 22.87

Automotive                            $ 21.76   $ 21.52

Biotechnology                         $ 34.83   $ 31.30

Brokerage and Investment Management   $ 17.69   $ 17.34

Chemicals                             $ 37.16   $ 35.51

Computers                             $ 38.97   $ 39.99

Construction and Housing              $ 19.35   $ 18.46

Consumer Products                     $ 17.41   $ 16.22

Defense and Aerospace                 $ 25.29   $ 23.86

Developing Communications             $ 18.42   $ 19.53

Electronics                           $ 26.22   $ 26.82

Energy                                $ 18.61   $ 17.65

Energy Service                        $ 15.05   $ 13.97

Environmental Services                $ 12.22   $ 12.03

Financial Services                    $ 62.97   $ 58.60

Food and Agriculture                  $ 39.97   $ 36.79

Health Care                           $ 97.63   $ 89.04

Home Finance                          $ 31.95   $ 29.70

Industrial Equipment                  $ 23.37   $ 23.02

Industrial Materials                  $ 25.59   $ 25.46

Insurance                             $ 26.15   $ 24.41

Leisure                               $ 43.42   $ 42.40

Medical Delivery                      $ 27.34   $ 24.91

Multimedia                            $ 26.26   $ 25.41

Natural Gas                           $ 11.16   $ 10.39

Paper and Forest Products             $ 21.16   $ 21.42

Precious Metals and Minerals          $ 19.03   $ 17.91

Regional Banks                        $ 23.12   $ 21.53

Retailing                             $ 26.42   $ 26.24

Software and Computer Services        $ 34.66   $ 33.92

Technology                            $ 51.74   $ 51.80

Telecommunications                    $ 45.11   $ 43.49

Transportation                        $ 21.19   $ 20.59

Utilities Growth                      $ 43.45   $ 40.12

HISTORICAL RESULTS. The following table shows the funds' total returns for the periods ended February 29, 1996. Total return figures include the effect of the funds' 3% sales charge, but do not include the effects of certain fees paid by the stock funds' shareholders upon exchange or redemption and would have been lower had certain expenses not been reduced during the periods shown.
      AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS


                            One       Five      Ten       Life of   One       Five       Ten        Life of

                            Year      Years     Years     Fund      Year      Years      Years      Fund

Air Transportation           50.26%    15.15%    10.23%    10.92%    50.26%    102.47%    164.95%    188.27%

American Gold                42.61%   14.08%     10.40%    10.09%    42.61%    93.22%     169.00%    166.85%

Automotive                   6.83%     17.09%   N/A        12.05%    6.83%     120.09%   N/A         200.80%

Biotechnology                40.62%    11.92%    16.24%    16.68%    40.62%    75.58%     350.20%    383.51%

Brokerage and Investment     25.95%    20.73%    7.20%     9.66%     25.95%    156.46%    100.49%    165.66%
 Management

Chemicals                    23.65%    16.73%    15.55%    18.63%    23.65%    116.72%    324.35%    511.49%

Computers                    48.21%    25.22%    15.90%    17.02%    48.21%    207.81%    337.34%    428.74%

Construction and Housing     18.12%    14.64%   N/A        12.38%    18.12%    97.98%    N/A         200.49%

Consumer Products            26.11%    15.16%   N/A        14.96%    26.11%    102.50%   N/A         120.65%

Defense and Aerospace        42.98%    18.12%    7.89%     10.36%    42.98%    129.89%    113.63%    220.78%

Developing                   18.19%    22.68%   N/A        21.96%    18.19%    177.87%   N/A         208.71%
Communications

Electronics                  67.56%    31.04%    13.12%    13.78%    67.56%    286.32%    243.18%    292.60%

Energy                       17.30%    6.34%     9.60%     6.96%     17.30%    35.97%     150.20%    167.73%

Energy Service               34.97%    4.73%     6.58%     5.35%     34.97%    25.98%     89.07%     70.35%

Environmental Services       23.67%    1.02%    N/A        4.80%     23.67%    5.20%     N/A         36.77%

Financial Services           34.88%    26.53%    12.60%    18.26%    34.88%    224.34%    227.64%    988.31%

Food and Agriculture         33.79%    16.11%    18.28%    19.85%    33.79%    111.03%    435.87%    581.09%

Health Care Portfolio        35.49%    17.36%    19.54%    21.67%    35.49%    122.67%    495.92%    1667.51%

Home Finance Portfolio       38.94%    33.57%    18.00%    20.82%    38.94%    325.13%    423.28%    590.20%

Industrial Equipment         32.76%    18.57%   N/A        11.80%    32.76%    134.31%   N/A         186.14%

Industrial Materials         9.98%     15.87%   N/A        11.18%    9.98%     108.83%   N/A         171.61%

Insurance                    25.63%    15.85%    11.15%    12.74%    25.63%    108.64%    187.76%    240.43%

Leisure                      23.78%    18.40%    13.79%    18.44%    23.78%    132.66%    264.10%    639.60%

Medical Delivery             30.12%    16.91%   N/A        15.77%    30.12%    118.38%   N/A         312.39%

Multimedia                   28.02%    23.41%   N/A        17.38%    28.02%    186.29%   N/A         371.46%

Natural Gas                  23.29%   N/A       N/A        4.22%     23.29%   N/A        N/A         12.56%

Paper and Forest Products    5.90%     15.81%   N/A        11.16%    5.90%     108.29%   N/A         178.50%

Precious Metals and          33.61%    14.54%    8.52%     6.43%     33.61%    97.15%     126.52%    148.87%
Minerals

Regional Banks               36.71%    29.11%   N/A        16.38%    36.71%    258.70%   N/A         333.88%

Retailing                    13.07%    15.79%    15.36%    15.64%    13.07%    108.11%    317.47%    341.26%

Software and Computer        35.97%    25.40%    18.28%    19.33%    35.97%    210.05%    436.12%    550.85%
 Services

Technology                   46.19%    24.50%    13.36%    15.87%    46.19%    199.11%    250.37%    764.45%

Telecommunications           22.02%    18.95%    17.91%    18.86%    22.02%    138.16%    419.35%    523.74%

Transportation               9.56%     20.20%   N/A        14.42%    9.56%     150.91%   N/A         256.03%

Utilities Growth             22.04%    11.56%    11.57%    15.35%    22.04%    72.83%     198.87%    662.91%

Money Market                 2.40%     3.57%     5.40%     5.51%     2.40%     19.19%     69.18%     75.69%



The following table shows the income and capital elements of each fund's cumulative total return. The table compares each fund's return to the record of the Standard and Poor's Composite Index of 500 Stocks (S&P 500(registered trademark)) and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 comparison is provided to show how each fund's total return compared to the record of a broad average of common stock prices over the same period. Each fund has the ability to invest in securities not included in the index, and its investment portfolio may or may not be similar in composition to the index. Of course, since the money market fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the money market fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the money market fund. Figures for the S&P 500 are based on the prices of unmanaged groups of stocks and, unlike the funds' returns, do not include the effect of paying brokerage commissions and other costs of investing.
The figures in the first column (rounded to the nearest dollar) represent the value of a hypothetical $10,000 investment (after deducting the fund's 3% sales charge) in each fund before redemption, and do not take the stock funds' exchange or redemption fees into account but assumes all dividends were reinvested. This was a period of widely fluctuating stock prices, and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from investments in the funds today. For funds with less than 10 years of operations the hypothetical investment begins at commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                               VALUE OF     VALUE OF        VALUE OF

                     FISCAL    INITIAL      REINVESTED      REINVESTED

                     PERIOD    $10,000      DIVIDEND        CAPITAL GAIN    TOTAL                 COST

FUND                 ENDED     INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE      S&P 500    OF LIVING*

Air Transportation   2/28/87   $ 10,948     $ 0             $ 0             $ 10,948   $ 12,952   $ 10,210

(12/16/85)**         2/29/88   7,444        20              1,050           8,514      12,606     10,613

                     2/28/89   9,611        26              1,354           10,991     14,105     11,125

                     2/28/90   9,718        26              1,912           11,656     16,771     11,711

                     2/28/91   10,583       29              2,081           12,693     19,228     12,333

                     2/29/92   12,624       34              2,798           15,456     22,306     12,681

                     2/28/93   12,125       33              3,113           15,271     24,686     13,092

                     2/28/94   15,263       41              4,233           19,537     26,746     13,422

                     2/28/95   12,419       34              4,651           17,104     28,712     13,806

                     2/29/96   18,820       51              7,624           26,495     38,676     14,172

American Gold        2/28/87   14,706       0               0               14,706     12,952     10,210

(12/16/85)**         2/29/88   13,973       52              154             14,179     12,606     10,613

                     2/28/89   15,293       56              170             15,519     14,105     11,125

                     2/28/90   17,366       64              192             17,622     16,771     11,711

                     2/28/91   13,308       49              147             13,504     19,228     12,333

                     2/29/92   13,201       49              145             13,395     22,306     12,681

                     2/28/93   13,836       51              153             14,040     24,686     13,092

                     2/28/94   22,157       82              245             22,484     26,746     13,422

                     2/28/95   18,031       66              200             18,297     28,712     13,806

                     2/29/96   26,509       98              293             26,900     38,676     14,172

Automotive           2/28/87   11,708       0               0               11,708     11,644     10,192

(6/30/86)**          2/29/88   10,486       47              535             11,068     11,333     10,594

                     2/28/89   11,718       52              599             12,369     12,680     11,105

                     2/28/90   11,417       470             584             12,471     15,077     11,689

                     2/28/91   11,970       676             611             13,257     17,286     12,311

                     2/29/92   16,645       939             1,849           19,433     20,053     12,658

                     2/28/93   20,069       1,207           2,677           23,953     22,193     13,068

                     2/28/94   24,716       1,556           4,975           31,247     24,044     13,397

                     2/28/95   19,245       1,278           6,790           27,313     25,812     13,781

                     2/29/96   21,195       1,407           7,478           30,080     34,769     14,146


* From month end closest to initial hypothetical investment date.
** Commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                VALUE OF     VALUE OF        VALUE OF

       FISCAL   INITIAL      REINVESTED      REINVESTED

       PERIOD   $10,000      DIVIDEND        CAPITAL GAIN    TOTAL             COST

FUND   ENDED    INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE   S&P 500   OF LIVING*



Biotechnology               2/28/87   $ 12,771   $ 0    $ 0       $ 12,771   $ 12,952   $ 10,210

(12/16/85)**                2/29/88    9,546      0      297       9,843      12,606     10,613

                            2/28/89    9,682      0      300       9,982      14,105     11,125

                            2/28/90    13,078     0      629       13,707     16,771     11,711

                            2/28/91    22,922     0      1,949     24,871     19,228     12,333

                            2/29/92    29,759     25     5,405     35,189     22,306     12,681

                            2/28/93    20,412     17     7,311     27,740     24,686     13,092

                            2/28/94    24,936     21     8,932     33,889     26,746     13,422

                            2/28/95    22,850     19     8,185     31,054     28,712     13,806

                            2/29/96    33,056     123    11,841    45,020     38,676     14,172

Brokerage and Investment    2/28/87    10,776     13     17        10,806     12,952     10,210

Management                  2/29/88    5,278      32     1,000     6,310      12,606     10,613

(7/29/85)**                 2/28/89    6,076      125    1,151     7,352      14,105     11,125

                            2/28/90    6,091      263    1,153     7,507      16,771     11,711

                            2/28/91    6,076      356    1,151     7,583      19,228     12,333

                            2/29/92    9,363      561    1,774     11,698     22,306     12,681

                            2/28/93    10,410     624    1,972     13,006     24,686     13,092

                            2/28/94    12,994     790    3,887     17,671     26,746     13,422

                            2/28/95    11,354     690    3,397     15,441     28,712     13,806

                            2/29/96    13,536     865    5,648     20,049     38,676     14,172



Chemicals                  2/28/87    13,059    0        52        13,111     12,952    10,210

(7/29/85)**                2/29/88    13,086    0        82        13,168     12,606    10,613

                           2/28/89    15,388    0        97        15,485     14,105    11,125

                           2/28/90    15,193    103      826       16,122     16,771    11,711

                           2/28/91    17,394    195      1,404     18,993     19,228    12,333

                           2/29/92    21,467    393      2,345     24,205     22,306    12,681

                           2/28/93    19,265    598      4,638     24,501     24,686    13,092

                           2/28/94    21,312    885      8,094     30,291     26,746    13,422

                           2/28/95    22,826    1,174    9,288     33,288     28,712    13,806

                           2/29/96    26,609    1,459    14,367    42,435     38,676    14,172

Computers                  2/28/87    12,917    0        46        12,963     12,952    10,210

(7/29/85)**                2/29/88    9,195     8        311       9,514      12,606    10,613

                           2/28/89    8,785     8        298       9,091      14,105    11,125

                           2/28/90    9,756     9        330       10,095     16,771    11,711

                           2/28/91    13,198    137      447       13,782     19,228    12,333

                           2/29/92    15,870    436      759       17,065     22,306    12,681

                           2/28/93    16,167    445      772       17,384     24,686    13,092

                           2/28/94    21,679    596      2,941     25,216     26,746    13,422

                           2/28/95    24,607    677      3,339     28,623     28,712    13,806

                           2/29/96    32,919    905      9,910     43,734     38,676    14,172

Construction and Housing   2/28/87    13,483    0        0         13,483     12,407    10,127

(9/29/86)**                2/29/88    10,195    0        158       10,353     12,076    10,526

                           2/28/89    11,844    64       469       12,377     13,511    11,034

                           2/28/90    11,029    132      2,006     13,167     16,066    11,615

                           2/28/91    10,961    314      3,447     14,722     18,419    12,232

                           2/29/92    13,250    380      5,569     19,199     21,368    12,577

                           2/28/93    15,268    437      6,433     22,138     23,648    12,985

                           2/28/94    19,225    551      8,439     28,215     25,620    13,312

                           2/28/95    16,286    467      7,923     24,676     27,504    13,693

                           2/29/96    18,973    647      10,429    30,049     37,048    14,056


* From month end closest to initial hypothetical investment date.
** Commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                VALUE OF     VALUE OF        VALUE OF

       FISCAL   INITIAL      REINVESTED      REINVESTED

       PERIOD   $10,000      DIVIDEND        CAPITAL GAIN    TOTAL             COST

FUND   ENDED    INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE   S&P 500   OF LIVING*



Consumer Products       2/28/91   $ 10,505   $ 65     $ 0       $ 10,570   $ 10,522   $ 10,377

(6/29/90)**             2/29/92    13,512     83       241       13,836     12,206     10,670

                        2/28/93    12,581     77       1,193     13,851     13,509     11,016

                        2/28/94    14,783     91       2,915     17,789     14,636     11,293

                        2/28/95    13,493     83       3,396     16,972     15,712     11,617

                        2/29/96    17,305     131      4,629     22,065     21,164     11,925

Defense and Aerospace   2/28/87    11,132     18       140       11,290     12,952     10,210

(5/8/84)**              2/29/88    7,988      13       457       8,458      12,606     10,613

                        2/28/89    7,649      12       438       8,099      14,105     11,125

                        2/28/90    7,610      12       436       8,058      16,771     11,711

                        2/28/91    8,431      100      483       9,014      19,228     12,333

                        2/29/92    9,720      160      556       10,436     22,306     12,681

                        2/28/93    9,817      161      563       10,541     24,686     13,092

                        2/28/94    12,460     280      1,178     13,918     26,746     13,422

                        2/28/95    12,786     287      1,420     14,493     28,712     13,806

                        2/29/96    17,558     394      3,411     21,363     38,676     14,172

Developing              2/28/91    10,777     0        0         10,777     10,522     10,377

Communications          2/29/92    13,997     0        1,002     14,999     12,206     10,670

(6/29/90)**             2/28/93    15,947     0        1,174     17,121     13,509     11,016

                        2/28/94    19,061     0        3,238     22,299     14,636     11,293

                        2/28/95    19,788     0        5,549     25,337     15,712     11,617

                        2/29/96    18,837     0        12,034    30,871     21,164     11,925

Electronics             2/28/87    9,030      0        0         9,030      12,952     10,210

(7/29/85)**             2/29/88    6,469      0        0         6,469      12,606     10,613

                        2/28/89    5,800      0        0         5,800      14,105     11,125

                        2/28/90    7,334      0        0         7,334      16,771     11,711

                        2/28/91    8,606      11       0         8,617      19,228     12,333

                        2/29/92    11,082     14       0         11,096     22,306     12,681

                        2/28/93    12,108     15       0         12,123     24,686     13,092

                        2/28/94    14,982     18       2,729     17,729     26,746     13,422

                        2/28/95    16,788     21       3,057     19,866     28,712     13,806

                        2/29/96    23,894     29       10,395    34,318     38,676     14,172

Energy                  2/28/87    12,673     0        0         12,673     12,952     10,210

(7/14/81)**             2/29/88    11,533     33       294       11,860     12,606     10,613

                        2/28/89    12,839     382      328       13,549     14,105     11,125

                        2/28/90    16,778     571      657       18,006     16,771     11,711

                        2/28/91    15,081     665      2,104     17,850     19,228     12,333

                        2/29/92    13,814     790      1,948     16,552     22,306     12,681

                        2/28/93    15,442     1,236    2,178     18,856     24,686     13,092

                        2/28/94    16,310     1,343    3,029     20,682     26,746     13,422

                        2/28/95    15,695     1,433    3,563     20,691     28,712     13,806

                        2/29/96    18,493     1,837    4,690     25,020     38,676     14,172


* From month end closest to initial hypothetical investment date.
** Commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                VALUE OF     VALUE OF        VALUE OF

       FISCAL   INITIAL      REINVESTED      REINVESTED

       PERIOD   $10,000      DIVIDEND        CAPITAL GAIN    TOTAL             COST

FUND   ENDED    INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE   S&P 500   OF LIVING*



Energy Service           2/28/87   $ 10,680   $ 0      $ 0       $ 10,680   $ 12,952   $ 10,210

(12/16/85)**             2/29/88    9,194      0        0         9,194      12,606     10,613

                         2/28/89    8,688      0        0         8,688      14,105     11,125

                         2/28/90    13,220     0        0         13,220     16,771     11,711

                         2/28/91    14,534     24       0         14,558     19,228     12,333

                         2/29/92    10,098     17       0         10,115     22,306     12,681

                         2/28/93    11,853     20       0         11,873     24,686     13,092

                         2/28/94    12,553     75       0         12,628     26,746     13,422

                         2/28/95    12,887     102      599       13,588     28,712     13,806

                         2/29/96    17,322     187      1,398     18,907     38,676     14,172

Environmental Services   2/28/90    10,554     9        0         10,563     10,422     10,314

(6/29/89)**              2/28/91    12,600     11       0         12,611     11,949     10,862

                         2/29/92    12,649     11       486       13,146     13,862     11,168

                         2/28/93    11,019     10       838       11,867     15,341     11,531

                         2/28/94    11,572     10       880       12,462     16,621     11,821

                         2/28/95    9,962      9        757       10,728     17,843     12,160

                         2/29/96    12,047     11       1,619     13,677     24,035     12,482

Financial Services       2/28/87    10,727     63       102       10,892     12,952     10,210

(12/10/81)**             2/29/88    8,130      91       629       8,850      12,606     10,613

                         2/28/89    8,351      362      646       9,359      14,105     11,125

                         2/28/90    8,869      486      746       10,101     16,771     11,711

                         2/28/91    8,410      681      708       9,799      19,228     12,333

                         2/29/92    12,446     1,159    1,048     14,653     22,306     12,681

                         2/28/93    15,871     1,690    2,736     20,297     24,686     13,092

                         2/28/94    15,260     1,705    5,535     22,500     26,746     13,422

                         2/28/95    14,364     1,906    7,292     23,562     28,712     13,806

                         2/29/96    19,567     2,788    10,409    32,764     38,676     14,172



Food and Agriculture   2/28/87    13,012    0        0         13,012    12,952    10,210

(7/29/85)**            2/29/88    12,127    25       465       12,617    12,606    10,613

                       2/28/89    14,516    72       557       15,145    14,105    11,125

                       2/28/90    16,775    115      2,332     19,222    16,771    11,711

                       2/28/91    20,591    407      3,634     24,632    19,228    12,333

                       2/29/92    23,071    561      5,616     29,248    22,306    12,681

                       2/28/93    23,552    674      7,360     31,586    24,686    13,092

                       2/28/94    24,032    777      10,469    35,278    26,746    13,422

                       2/28/95    24,826    902      13,125    38,853    28,712    13,806

                       2/29/96    32,168    1,436    19,983    53,587    38,676    14,172



Health Care   2/28/87    14,341    0        148       14,489    12,952    10,210

(7/14/81)**   2/29/88    11,600    0        471       12,071    12,606    10,613

              2/28/89    11,881    102      484       12,467    14,105    11,125

              2/28/90    14,712    172      894       15,778    16,771    11,711

              2/28/91    21,681    345      3,933     25,959    19,228    12,333

              2/29/92    26,355    579      8,796     35,730    22,306    12,681

              2/28/93    17,428    447      9,086     26,961    24,686    13,092

              2/28/94    20,988    576      10,942    32,506    26,746    13,422

              2/28/95    25,238    1,051    16,373    42,662    28,712    13,806

              2/29/96    33,307    1,740    24,545    59,592    38,676    14,172


* From month end closest to initial hypothetical investment date.
** Commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                VALUE OF     VALUE OF        VALUE OF

       FISCAL   INITIAL      REINVESTED      REINVESTED

       PERIOD   $10,000      DIVIDEND        CAPITAL GAIN    TOTAL             COST

FUND   ENDED    INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE   S&P 500   OF LIVING*



Home Finance           2/28/87   $ 11,965   $ 0      $ 0       $ 11,965   $ 12,952   $ 10,210

(12/16/85)**           2/29/88    6,376      0        3,121     9,497      12,606     10,613

                       2/28/89    7,575      160      3,708     11,443     14,105     11,125

                       2/28/90    6,751      186      3,809     10,746     16,771     11,711

                       2/28/91    7,369      413      4,157     11,939     19,228     12,333

                       2/29/92    11,266     856      6,357     18,479     22,306     12,681

                       2/28/93    16,311     1,253    9,600     27,164     24,686     13,092

                       2/28/94    18,407     1,428    12,657    32,492     26,747     13,422

                       2/28/95    17,591     1,551    17,390    36,532     28,712     13,806

                       2/29/96    24,489     2,463    25,376    52,328     38,676     14,172

Industrial Equipment   2/28/87    12,804     0        0         12,804     12,407     10,127

(9/29/86)**            2/29/88    9,768      0        256       10,024     12,076     10,526

                       2/28/89    9,855      0        259       10,114     13,511     11,034

                       2/28/90    11,456     0        300       11,756     16,066     11,615

                       2/28/91    11,465     79       302       11,846     18,419     12,232

                       2/29/92    13,881     236      364       14,481     21,368     12,577

                       2/28/93    14,589     248      383       15,220     23,648     12,985

                       2/28/94    19,992     353      974       21,319     25,620     13,312

                       2/28/95    19,439     343      1,125     20,907     27,504     13,693

                       2/29/96    24,357     488      3,769     28,614     37,048     14,056

Industrial Materials   2/28/87    13,017     0        0         13,017     12,407     10,127

(9/29/86)**            2/29/88    12,513     21       11        12,545     12,076     10,526

                       2/28/89    13,056     238      11        13,305     13,511     11,034

                       2/28/90    12,629     230      11        12,870     16,066     11,615

                       2/28/91    12,067     539      10        12,616     18,419     12,232

                       2/29/92    16,063     793      13        16,869     21,368     12,577

                       2/28/93    16,917     920      14        17,851     23,648     12,985

                       2/28/94    21,020     1,216    18        22,254     25,620     13,312

                       2/28/95    22,436     1,501    19        23,956     27,504     13,693

                       2/29/96    25,288     1,852    21        27,161     37,048     14,056



Insurance      2/28/87    10,643    0        0         10,643    12,952    10,210

(12/16/85)**   2/29/88    8,372     129      0         8,501     12,606    10,613

               2/28/89    9,815     233      0         10,048    14,105    11,125

               2/28/90    11,635    396      0         12,031    16,771    11,711

               2/28/91    12,939    440      0         13,379    19,228    12,333

               2/29/92    15,390    775      0         16,165    22,306    12,681

               2/28/93    17,695    923      1,875     20,493    24,686    13,092

               2/28/94    15,915    840      3,483     20,238    26,746    13,422

               2/28/95    17,473    922      3,824     22,219    28,712    13,806

               2/29/96    21,950    1,242    5,584     28,776    38,676    14,172

Leisure        2/28/87    12,010    5        21        12,036    12,952    10,210

(5/8/84)**     2/29/88    10,293    4        1,177     11,474    12,606    10,613

               2/28/89    12,326    5        1,653     13,984    14,105    11,125

               2/28/90    12,297    39       2,627     14,963    16,771    11,711

               2/28/91    12,350    192      2,638     15,180    19,228    12,333

               2/29/92    15,282    238      3,264     18,784    22,306    12,681

               2/28/93    17,109    266      3,655     21,030    24,686    13,092

               2/28/94    21,667    337      6,837     28,841    26,746    13,422

               2/28/95    19,472    303      8,757     28,532    28,712    13,806

               2/29/96    22,083    344      13,983    36,410    38,676    14,172


* From month end closest to initial hypothetical investment date.
** Commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                VALUE OF     VALUE OF        VALUE OF

       FISCAL   INITIAL      REINVESTED      REINVESTED

       PERIOD   $10,000      DIVIDEND        CAPITAL GAIN    TOTAL             COST

FUND   ENDED    INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE   S&P 500   OF LIVING*



Medical Delivery   2/28/87   $ 8,953   $ 0      $ 0       $ 8,953   $ 11,644   $ 10,192

(6/30/86)**        2/29/88    6,955     23       408       7,386     11,333     10,594

                   2/28/89    8,478     28       497       9,003     12,680     11,105

                   2/28/90    10,253    81       838       11,172    15,077     11,689

                   2/28/91    16,325    130      1,862     18,317    17,286     12,311

                   2/29/92    21,243    169      4,008     25,420    20,053     12,658

                   2/28/93    14,026    111      4,185     18,322    22,193     13,068

                   2/28/94    19,672    156      5,869     25,697    24,044     13,397

                   2/28/95    22,485    279      7,977     30,741    25,812     13,781

                   2/29/96    28,130    350      12,759    41,239    34,769     14,146

Money Market       2/28/87    9,700     594      0         10,294    12,952     10,210

(8/30/85)**        2/29/88    9,700     1,230    0         10,930    12,606     10,613

                   2/28/89    9,700     2,045    0         11,745    14,105     11,125

                   2/28/90    9,700     3,075    0         12,775    16,771     11,711

                   2/28/91    9,700     4,069    0         13,769    19,228     12,333

                   2/29/92    9,700     4,800    0         14,500    22,306     12,681

                   2/28/93    9,700     5,276    0         14,976    24,686     13,092

                   2/28/94    9,700     5,668    0         15,368    26,746     13,422

                   2/28/95    9,700     6,327    0         16,027    28,712     13,806

                   2/29/96    9,700     7,218    0         16,918    38,676     14,172

Multimedia         2/28/87    11,912    0        0         11,912    11,644     10,192

(6/30/86)**        2/29/88    11,436    11       894       12,341    11,333     10,594

                   2/28/89    14,065    14       2,043     16,122    12,680     11,105

                   2/28/90    11,980    12       4,178     16,170    15,077     11,689

                   2/28/91    11,834    12       4,128     15,974    17,286     12,311

                   2/29/92    15,617    16       5,447     21,080    20,053     12,658

                   2/28/93    17,712    18       6,493     24,223    22,193     13,068

                   2/28/94    23,154    23       9,491     32,668    24,044     13,397

                   2/28/95    21,680    22       14,021    35,723    25,812     13,781

                   2/29/96    26,365    60       20,721    47,146    34,769     14,146



Natural Gas                 2/28/94    9,196     0        132      9,328     10,758    10,188

(4/21/93)**                 2/28/95    8,711     20       125      8,856     11,549    10,479

                            2/29/96    11,019    79       158      11,256    15,557    10,757

Paper and Forest Products   2/28/87    15,190    0        0        15,190    11,644    10,192

(6/30/86)**                 2/29/88    11,601    42       1,082    12,725    11,333    10,594

                            2/28/89    11,533    74       1,076    12,683    12,680    11,105

                            2/28/90    11,097    222      1,035    12,354    15,077    11,689

                            2/28/91    11,456    445      1,069    12,970    17,286    12,311

                            2/29/92    14,579    963      1,360    16,902    20,053    12,658

                            2/28/93    15,598    1,139    1,455    18,192    22,193    13,068

                            2/28/94    19,022    1,403    1,774    22,199    24,044    13,397

                            2/28/95    20,506    1,513    3,490    25,509    25,812    13,781

                            2/29/96    20,157    1,581    6,112    27,850    34,769    14,146


* From month end closest to initial hypothetical investment date.
** Commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                VALUE OF     VALUE OF        VALUE OF

       FISCAL   INITIAL      REINVESTED      REINVESTED

       PERIOD   $10,000      DIVIDEND        CAPITAL GAIN    TOTAL             COST

FUND   ENDED    INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE   S&P 500   OF LIVING*



Precious Metals and   2/28/87   $ 12,446   $ 149    $ 0       $ 12,595   $ 12,952   $ 10,210

 Minerals             2/29/88    11,636     194      95        11,925     12,606     10,613

(7/14/81)**           2/28/89    11,068     665      90        11,823     14,105     11,125

                      2/28/90    13,265     970      108       14,343     16,771     11,711

                      2/28/91    10,165     897      83        11,145     19,228     12,333

                      2/29/92    10,193     1,001    83        11,277     22,306     12,681

                      2/28/93    9,179      1,097    74        10,350     24,686     13,092

                      2/28/94    15,472     2,059    125       17,656     26,746     13,422

                      2/28/95    14,215     2,115    115       16,445     28,712     13,806

                      2/29/96    19,512     2,982    158       22,652     38,676     14,172

Regional Banks        2/28/87    9,487      0        0         9,487      11,644     10,192

(6/30/86)**           2/29/88    8,575      70       174       8,819      11,333     10,594

                      2/28/89    9,894      296      707       10,897     12,680     11,105

                      2/28/90    10,301     419      1,393     12,113     15,077     11,689

                      2/28/91    9,807      601      1,325     11,733     17,286     12,311

                      2/29/92    15,316     1,156    2,840     19,312     20,053     12,658

                      2/28/93    20,254     1,684    4,889     26,827     22,193     13,068

                      2/28/94    17,450     1,648    9,463     28,561     24,044     13,397

                      2/28/95    17,470     2,107    11,208    30,785     25,812     13,781

                      2/29/96    23,639     3,297    16,452    43,388     34,769     14,146

Retailing             2/28/87    12,416     0        0         12,416     12,952     10,210

(12/16/85)**          2/29/88    10,168     260      857       11,285     12,606     10,613

                      2/28/89    12,104     341      1,216     13,661     14,105     11,125

                      2/28/90    11,994     503      3,809     16,306     16,771     11,711

                      2/28/91    14,279     599      4,580     19,458     19,228     12,333

                      2/29/92    21,602     906      7,682     30,190     22,306     12,681

                      2/28/93    21,905     919      9,451     32,275     24,686     13,092

                      2/28/94    22,860     959      13,494    37,313     26,746     13,422

                      2/28/95    21,942     920      12,953    35,815     28,712     13,806

                      2/29/96    25,576     1,073    15,098    41,747     38,676     14,172



Software and Computer   2/28/87    13,407    0    0         13,407    12,952    10,210

 Services               2/29/88    11,042    0    583       11,625    12,606    10,613

(7/29/85)**             2/28/89    11,761    0    621       12,382    14,105    11,125

                        2/28/90    12,009    0    1,365     13,374    16,771    11,711

                        2/28/91    15,061    0    1,712     16,773    19,228    12,333

                        2/29/92    18,625    0    5,141     23,776    22,306    12,681

                        2/28/93    22,069    0    6,091     28,160    24,686    13,092

                        2/28/94    23,083    0    14,424    37,507    26,746    13,422

                        2/28/95    23,227    0    15,020    38,247    28,712    13,806

                        2/29/96    28,924    0    24,688    53,612    38,676    14,172


Technology    2/28/87    10,970    0     43       11,013    12,952    10,210

(7/14/81)**   2/29/88   7,270     0     380      7,650     12,606    10,613

              2/28/89   7,151     0     374      7,525     14,105    11,125

              2/28/90   8,233     0     430      8,663     16,771    11,711

              2/28/91   10,798    0     564      11,362    19,228    12,333

              2/29/92   14,654    89    766      15,509    22,306    12,681

              2/28/93   14,187    86    2,114    16,387    24,686    13,092

              2/28/94   17,142    187   4,895    22,224    26,746    13,422

              2/28/95   17,232    188   5,828    23,248    28,712    13,806

              2/29/96   22,404    245   12,388   35,037    38,676    14,172

* From month end closest to initial hypothetical investment date.
** Commencement of operations.
   FIDELITY SELECT PORTFOLIOS   INDICES


                VALUE OF     VALUE OF        VALUE OF

       FISCAL   INITIAL      REINVESTED      REINVESTED

       PERIOD   $10,000      DIVIDEND        CAPITAL GAIN    TOTAL             COST

FUND   ENDED    INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS   VALUE   S&P 500   OF LIVING*



Telecommunications   2/28/87   $ 12,995   $ 0      $ 0       $ 12,995   $ 12,952   $ 10,210

(7/29/85)**          2/29/88    12,866     19       334       13,219     12,606     10,613

                     2/28/89    16,420     134      454       17,008     14,105     11,125

                     2/28/90    19,448     252      1,300     21,000     16,771     11,711

                     2/28/91    19,214     655      1,284     21,153     19,228     12,333

                     2/29/92    23,576     1,073    1,574     26,223     22,306     12,681

                     2/28/93    27,614     1,440    2,313     31,367     24,686     13,092

                     2/28/94    29,964     1,755    6,516     38,235     26,746     13,422

                     2/28/95    30,966     2,395    7,925     41,286     28,712     13,806

                     2/29/96    36,240     3,240    12,455    51,935     38,676     14,172

Transportation       2/28/87    11,398     0        0         11,398     12,407     10,127

(9/29/86)**          2/29/88    9,264      0        155       9,419      12,076     10,526

                     2/28/89    12,377     0        208       12,585     13,511     11,034

                     2/28/90    11,970     0        2,487     14,457     16,066     11,615

                     2/28/91    10,942     0        2,822     13,764     18,419     12,232

                     2/29/92    15,006     61       3,871     18,938     21,368     12,577

                     2/28/93    18,120     74       5,156     23,350     23,648     12,985

                     2/28/94    21,020     86       8,658     29,764     25,620     13,312

                     2/28/95    19,914     82       11,524    31,520     27,504     13,693

                     2/29/96    21,262     87       14,254    35,603     37,048     14,056

Utilities Growth     2/28/87    11,257     88       57        11,402     12,952     10,210

(12/10/81)**         2/29/88    10,008     272      415       10,695     12,606     10,613

                     2/28/89    10,653     930      440       12,023     14,105     11,125

                     2/28/90    13,147     1,553    543       15,243     16,771     11,711

                     2/28/91    13,965     1,946    863       16,774     19,228     12,333

                     2/29/92    14,455     2,864    1,489     18,808     22,306     12,681

                     2/28/93    16,400     4,030    2,689     23,119     24,686     13,092

                     2/28/94    14,471     4,165    5,068     23,704     26,746     13,422

                     2/28/95    13,787     4,695    5,272     23,754     28,712     13,806

                     2/29/96    17,009     6,375    6,503     29,887     38,676     14,172


* From month end closest to initial hypothetical investment date.
** Commencement of operations.
Explanatory notes: With an initial investment of $10,000 made, assuming the 3% load had been in effect, the net amount invested in fund shares was $9,700. The table on the next page reflects the cost of the initial $10,000 investment in each of the stock funds, together with the aggregate cost of reinvested dividends and capital gain distributions, if any, from commencement of operations, or February 28, 1986 for funds in operation for ten years or more, through February 29, 1996. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to the figures shown in column (A) for capital gain distributions, and the figures shown in column (B) for income dividends. Tax consequences of different investments have not been factored into the following figures. The figures do not reflect the stock funds' exchange or redemption fees.
              (A)             (B)

              CAPITAL GAIN    INCOME

FUND   COST   DISTRIBUTIONS   DIVIDENDS

Air Transportation                    $ 14,316   $ 3,602   $ 18

American Gold                          10,235     176       59

Automotive                             16,725     4,889     766

Biotechnology                          18,051     6,864     81

Brokerage and Investment Management    14,062     2,987     326

Chemicals                              21,905     8,596     862

Computers                              17,696     6,419     321

Construction and Housing               17,395     5,558     359

Consumer Products                      13,735     3,298     78

Defense and Aerospace                  12,617     2,194     199

Developing Communications              20,847     8,691     0

Electronics                            17,622     6,783     8

Energy                                 15,216     3,295     1,219

Energy Service                         11,213     1,034     140

Environmental Services                 11,490     1,416     10

Financial Services                     18,389     5,301     1,193

Food and Agriculture                   24,411     10,227    733

Health Care                            27,196     11,858    792

Home Finance                           22,121     7,354     574

Industrial Equipment                   13,206     2,765     252

Industrial Materials                   11,114     10        1,067

Insurance                              14,754     3,600     615

Leisure                                20,708     8,136     148

Medical Delivery                       18,015     6,392     136

Money Market                           17,218     0         5,410

Multimedia                             23,659     10,069    29

Natural Gas                            10,195     126       68

Paper and Forest Products              16,070     4,346     844

Precious Metals and Minerals           11,843     112       1,606

Regional Banks                         22,750     8,012     1,397

Retailing                              19,824     7,195     385

Software and Computer Services         27,093     12,345    0

Technology                             18,826     6,917     119

Telecommunications                     21,776     7,955     1,833

Transportation                         20,964     8,420     39

Utilities Growth                       20,271     3,976     3,769

A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank money market funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The money market fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The IBC/Donoghue's MONEY FUND AVERAGES(Trademark)/ALL TAXABLE, which is reported in the MONEY FUND REPORT(Registered trademark), covers over 772 taxable money market funds. In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A stock fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the funds may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a stock fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A stock fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of February 29, 1996, FMR advised over $26.5 billion in tax-free fund assets, $80 billion in money market fund assets, $256 billion in equity fund assets, $55 billion in international fund assets, and $23 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, the money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (the 1940
Act), FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity IRA account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption 1 and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) the distribution is transferred from the plan to a Fidelity Rollover IRA account within 60 days from the date of the distribution;
4. to shares purchased by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined by
Section 501(c)(3) of the Internal Revenue Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
8. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or its direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; or
9. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities.
Each fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in the following prototype or prototype-like retirement plans sponsored by FMR or FMR Corp.: The Fidelity IRA, The Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase
Plan).
On October 12, 1990, the fund changed its sales charge policy from a 2% sales charge upon purchase and 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If your shares were purchased prior to that date and you do not qualify for a front-end sales charge reduction under applicable conditions noted above, then, when you redeem those shares, a deferred sales charge amounting to 1% of the net asset value of shares redeemed will be withheld from your redemption proceeds and paid to FDC.
Each fund is open for business and its net asset value per share (NAV) is calculated hourly each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1996:
New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV hourly, from 10:00 a.m. to 4:00 p.m., and the final determination of each fund's NAV will coincide with the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each stock fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the stock funds that qualifies for the deduction generally will be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Short-term capital gains are distributed as dividend income. Each fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. As of February 29, 1996, the following funds hereby designate a capital gain dividend for the purpose of the dividend-paid deduction:
CAPITAL GAIN DIVIDEND
Fund                                  Dollar Amount

Biotechnology                         $ 905,000

Brokerage and Investment Management    319,000

Chemicals                              2,934,000

Computers                              33,599,000

Construction and Housing               710,000

Consumer Products                      334,000

Defense and Aerospace                  405,000

Developing Communications              17,067,000

Electronics                            22,330,000

Energy                                 2,385,000

Energy Service                         1,445,000

Financial Services                     3,544,000

Food and Agriculture                   4,015,000

Health Care                            22,385,000

Home Finance                           12,866,000

Industrial Equipment                   3,565,000

Industrial Materials                   783,000

Insurance                              227,000

Leisure                                3,446,000

Medical Delivery                       15,560,000

Multimedia                             5,134,000

Natural Gas                            20,000

Paper and Forest Products              2,469,000

Regional Banks                         7,686,000

Software and Computer Services         16,984,000

Technology                             28,980,000

Telecommunications                     4,493,000

Transportation                         474,000

Utilities Growth                       7,862,000


As of February 29, 1996, the funds had capital loss carryforwards available to offset future capital gains, approximated as follows:

Aggregate Capital Loss         Amount that Expires on February 28, (or 29, if a leap year)


Fund   Carryforward   1997   1998   1999   2000   2001   2002   2003   2004


American Gold       $ 10,611,000    $ 0    $ 0    $ 0    $ 2,272,000    $ 8,339,000    $ 0    $ 0         $ 0

Automotive           2,947,000       0      0      0      0              0              0      0           2,947,000

Precious Metals      16,253,000      0      0      0      5,571,000      10,682,000     0      0           0
and Minerals

Retailing            591,000         0      0      0      0              0              0      591,000     0


Subsequent to the reorganization of certain funds of the trust on October 26, 1990, the Insurance and Industrial Equipment Portfolios acquired substantially all of the assets of the Life Insurance and Automation and Machinery Portfolios, respectively. The Life Insurance and Automation and Machinery Portfolios have capital loss carryforwards of approximately $12,000 and $74,000, respectively, available to offset future realized capital gains in the Insurance and Industrial Equipment Portfolios, respectively, to the extent provided by regulations.
To the extent that capital loss carryforwards are used to offset any future capital gains, it is unlikely that the gains so offset will be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of Fidelity Select Portfolios for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (65), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (54), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (63), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (72), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (68), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (53), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (66), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE (71), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of the Naples Philharmonic Center for the Arts and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (62), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS (67), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (61), (stock funds only) Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ROBERT H. MORRISON (55), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
FRED L. HENNING, JR. (56), (money market fund only) Vice President, is Vice President of Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
ARTHUR S. LORING (48), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
THOMAS D. MAHER (51), (money market fund only) Assistant Vice President
(1990), is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTELLO (49), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department
- - First Boston Corp. (1986-1990).
The following table sets forth information describing the compensation of each current trustee of each fund for his or her services as trustee for the fiscal year ended February 29, 1996.
COMPENSATION TABLE
      Aggregate Compensation




Trustees      J. Gary Ralph F. Phyllis Richard  Edward C. E.      Donald  Peter S. Gerald C. Edward         Marvin       Thomas
              Burkhea Cox
                      (dagger) Burke   J. Flynn Johnson   Bradley J. Kirk Lynch**  McDonough H.             L.           R.
              d**              Davis            3d**      Jones                              Malone(dagger) Mann(dagger) Williams

Air           $ 0     $ 27     $ 29    $ 38     $ 0       $ 30    $ 30    $ 0         $ 29   $ 27           $ 27         $ 29
Transportation

American Gold $ 0     $ 133    $ 131   $ 163    $ 0       $ 132   $ 132   $ 0         $ 129  $ 133          $ 133        $ 129

Automotive    $ 0     $ 27     $ 27    $ 33     $ 0       $ 27    $ 27    $ 0         $ 26   $ 27           $ 27         $ 26

Biotechnology $ 0     $ 204    $ 193   $ 241    $ 0       $ 196   $ 196   $ 0         $ 190  $ 204          $ 204        $ 191

Brokerage and $ 0     $ 13     $ 13    $ 16     $ 0       $ 13    $ 13    $ 0         $ 13   $ 13           $ 13         $ 13
Investment
Management

Chemicals     $ 0     $ 45     $ 45    $ 55     $ 0       $ 45    $ 45    $ 0         $ 45   $ 45           $ 45         $ 45

Computers     $ 0     $ 161    $ 161   $ 204    $ 0       $ 163   $ 163   $ 0         $ 159  $ 161          $ 161        $ 159

Construction  $ 0     $ 14     $ 14    $ 18     $ 0       $ 15    $ 15    $ 0         $ 14   $ 14           $ 14         $ 14
and Housing

Consumer      $ 0     $ 13     $ 16    $ 20     $ 0       $ 16    $ 16    $ 0         $ 16   $ 13           $ 13         $ 16
Products

Defense and   $ 0     $ 8      $ 8     $ 10     $ 0       $ 8     $ 8     $ 0         $ 7    $ 8            $ 8          $ 7
Aerospace

Developing    $ 0     $ 134    $ 134   $ 169    $ 0       $ 136   $ 136   $ 0         $ 133  $ 134          $ 134        $ 133
Communications

Electronics   $ 0     $ 289    $ 288   $ 370    $ 0       $ 292   $ 292   $ 0         $ 284  $ 289          $ 289        $ 284

Energy        $ 0     $ 43     $ 42    $ 52     $ 0       $ 42    $ 42    $ 0         $ 41   $ 43           $ 43         $ 41

Energy
Service       $ 0     $ 42     $ 38    $ 47     $ 0       $ 38    $ 38    $ 0         $ 37   $ 42           $ 42         $ 37

Environmental $ 0     $ 13     $ 13    $ 16     $ 0       $ 13    $ 13    $ 0         $ 13   $ 13           $ 13         $ 13
Services

Financial     $ 0     $ 68     $ 68    $ 85     $ 0       $ 69    $ 69    $ 0         $ 67   $ 68           $ 68         $ 67
Services

Food and      $ 0     $ 69     $ 68    $ 86     $ 0       $ 69    $ 69    $ 0         $ 67   $ 70           $ 69         $ 67
Agriculture

Health
Care(dagger)  $ 0     $ 405    $ 397   $ 496    $ 0       $ 403   $ 403   $ 0         $ 392  $ 405          $ 405        $ 394

Home Finance  $ 0     $ 126    $ 125   $ 157    $ 0       $ 127   $ 127   $ 0         $ 123  $ 126          $ 126        $ 123

Industrial    $ 0     $ 42     $ 42    $ 52     $ 0       $ 42    $ 42    $ 0         $ 42   $ 42           $ 42         $ 41
Equipment

Industrial    $ 0     $ 60     $ 61    $ 75     $ 0       $ 61    $ 61    $ 0         $ 60   $ 60           $ 60         $ 60
Materials

Insurance     $ 0     $ 7      $ 7     $ 9      $ 0       $ 7     $ 7     $ 0         $ 7    $ 7            $ 7          $ 7

Leisure       $ 0     $ 29     $ 29    $ 36     $ 0       $ 29    $ 29    $ 0         $ 29   $ 29           $ 29         $ 29

Medical       $ 0     $ 81     $ 79    $ 98     $ 0       $ 80    $ 80    $ 0         $ 79   $ 81           $ 81         $ 79
Delivery

Multimedia    $ 0     $ 27     $ 27    $ 34     $ 0       $ 27    $ 27    $ 0         $ 27   $ 27           $ 27         $ 26

Natural Gas   $ 0     $ 29     $ 28    $ 35     $ 0       $ 29    $ 29    $ 0         $ 28   $ 29           $ 29         $ 28

Paper and     $ 0     $ 30     $ 30    $ 38     $ 0       $ 30    $ 30    $ 0         $ 30   $ 30           $ 30         $ 30
Forest Products

Precious
Metals        $ 0     $ 154    $ 151   $ 188    $ 0       $ 153   $ 153   $ 0         $ 150  $ 155          $ 154        $ 149
and Minerals

Regional
Banks         $ 0     $ 81     $ 80    $ 101    $ 0       $ 81    $ 81    $ 0         $ 82   $ 81           $ 81         $ 79

Retailing     $ 0     $ 15     $ 16    $ 19     $ 0       $ 16    $ 16    $ 0         $ 15   $ 15           $ 15         $ 15


COMPENSATION TABLE (CONTINUED)
      Aggregate Compensation




Trustees      J. Gary Ralph F. Phyllis Richard  Edward C. E.      Donald    Peter S.    Gerald C.    Edward    Marvin    Thomas
              Burkhea Cox      Burke   J. Flynn Johnson   Bradley J. Kirk   Lynch**     McDonough    H.        L. Mann   R.
              d**              Davis            3d**      Jones                                      Malone              Williams


Software and  $ 0     $ 117    $ 117   $ 147    $ 0       $ 119   $ 119     $ 0         $ 116        $ 117     $ 117     $ 116
Computer
Services

Technology    $ 0     $ 137    $ 137   $ 172    $ 0       $ 138   $ 138     $ 0         $ 135        $ 137     $ 137     $ 135

Telecommunica $ 0     $ 167    $ 164   $ 205    $ 0       $ 166   $ 166     $ 0         $ 163        $ 167     $ 167     $ 163
tions

Transportat
ion           $ 0     $ 5      $ 5     $ 6      $ 0       $ 5     $ 5       $ 0         $ 5          $ 5       $ 5       $ 5

Utilities
Growth        $ 0     $ 102    $ 100   $ 125    $ 0       $ 101   $ 101     $ 0         $ 98         $ 102     $ 102     $ 98

Money Market  $ 0     $ 274    $ 272   $ 340    $ 0       $ 275   $ 275     $ 0         $ 269        $ 274     $ 274     $ 269


(dagger) For the fiscal year ended February 29, 1996, certain of the non-interested trustees accrued deferred compensation as follows: Ralph Cox, $131.51, Health Care; Edward Malone, $132.75, Health Care; and Marvin Mann, $131.68, Health Care.
      Pension or           Estimated Annual    Total
      Retirement           Benefits Upon       Compensation
      Benefits Accrued     Retirement from     from the Fund
      as Part of Fund      the Fund            Complex*
      Expenses from the    Complex*
      Fund Complex*

J. Gary Burkhead**       $ 0      $ 0       $ 0

Ralph F. Cox              5,200    52,000    128,000

Phyllis Burke Davis       5,200    52,000    125,000

Richard J. Flynn          0        52,000    160,500

Edward C. Johnson 3d**    0        0         0

E. Bradley Jones          5,200    49,400    128,000

Donald J. Kirk            5,200    52,000    129,500

Peter S. Lynch**          0        0         0

Gerald C. McDonough       5,200    52,000    128,000

Edward H. Malone          5,200    44,200    128,000

Marvin L. Mann            5,200    52,000    128,000

Thomas R. Williams        5,200    52,000    125,000

* Information is as of December 31, 1995 for 219 funds in the complex.
** Interested trustees of each fund are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments are not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of February 29, 1996, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of February 29, 1996, Resources Trust Co., Engelwood, CO, was known by the trust to own of record or beneficially approximately 38.4%, 7.3%, 61.9%, 23.2%, 41.1%, 7.1%, and 21.1% of the total outstanding shares of the Automotive, Computers, Construction and Housing, Industrial Equipment, Industrial Materials, Medical Delivery, and Multimedia Portfolios, respectively; FTC & Co., P.O. Box 173736, Denver, CO, was known by the trust to own of record or beneficially approximately 9.1% and 6.2% of the total outstanding shares of the Air Transportation and Chemicals Portfolios, respectively; and Charles Schwab & Co., Inc./Mutual Fund Department, San Francisco, CA, was known by the trust to own of record or beneficially approximately 5.1% of the total outstanding shares of the Regional Banks Portfolio.
MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FSC, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FSC, pursuant to which FSC bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. MONEY MARKET FUND. FMR is the money market fund's manager pursuant to a management contract dated March 1, 1994, which was approved by shareholders on February 16, 1994.
For the services of FMR under the contract, the money market fund pays FMR a monthly management fee composed of a group fee rate, an individual fund fee rate (.03%), and an income-based component of 6% of the fund's gross income in excess of a 5% yield. The maximum income-based component is .24% of average net assets.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels,which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $392 billion of group net assets - the approximate level for February 1996 - was .1464%, which is the weighted average of the respective fee rates for each level of group net assets up to $392 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

   Average Group    Annualized   Group Net        Effective Annual
 Assets              Rate         Assets          Fee Rate

 0 - $ 3 billion    .3700%        $ 0.5 billion   .3700%

 3 -    6           .3400         25              .2664

 6 -    9           .3100         50              .2188

 9 -  12            .2800         75              .1986

12 -  15            .2500         100             .1869

15 -  18            .2200         125             .1793

18 -  21            .2000         150             .1736

21 -  24            .1900         175             .1695

24 -  30            .1800         200             .1658

30 -  36            .1750         225             .1629

36 -  42            .1700         250             .1604

42 -  48            .1650         275             .1583

48 -  66            .1600         300             .1565

66 -  84            .1550         325             .1548

84 - 120            .1500         350             .1533

120 - 174           .1450         400             .1507

174 - 228           .1400

228 - 282           .1375

282 - 336           .1350

         Over 336   .1325

Prior to March 1, 1994, the group fee rate was based on a schedule with breakpoints ending at .1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. The fund's current management contract reflects these extensions of the group fee rate schedule.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $156 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $156 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 120 - $156 billion   .1450%        $ 150 billion   .1736%

 156 - 192            .1400          175            .1690

 192 - 228            .1350          200            .1652

 228 - 264            .1300          225            .1618

 264 - 300            .1275          250            .1587

 300 - 336            .1250          275            .1560

 336 - 372            .1225          300            .1536

 372 - 408            .1200          325            .1514

 408 - 444            .1175          350            .1494

 444 - 480            .1150          375            .1476

 480 - 516            .1125          400            .1459

 Over 516             .1100          425            .1443

                                     450            .1427

                                     475            .1413

                                     500            .1399

                                     525            .1385

                                     550            .1372

The individual fund fee rate is .03%.
One twelfth of the sum of the group fee rate and the individual fund fee rate is applied to the fund's average net assets for the current month, giving a dollar amount which is the fee for that month.
If the fund's monthly gross yield is 5% or less, the total management fee is the sum of the group fee and the individual fund fee. If the fund's monthly gross yield is greater than 5%, the management fee that FMR receives includes an income-based component. The income-based component equals 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is
 .24% (annualized) of average net assets, at a fund gross yield of 9% or more. Gross income for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium. Realized and unrealized gains and losses, if any, are not included in gross income. The fund's management contract with FMR prior to March 1, 1994 was dated May 1, 1987. For the services of FMR under the contract, the money market fund paid FMR a monthly management fee computed on the basis of the fund's gross income. To the extent that the fund's monthly gross income equalled an annualized yield of 5% or less, FMR received 4% of that amount of the fund's gross income. To the extent that the fund's monthly income exceeded an annualized yield of 5%, FMR received 6% of that excess. For this purpose, gross income includes interest accrued or discount earned (including both original issue and market discount), less amortization of premium. The amount of discount or premium on portfolio instruments is fixed at the time of purchase. Realized and unrealized gains and losses, if any, are not included in gross income.
Pursuant to the terms of the contract, limitations were imposed on the compensation FMR could receive under the above formula. These limitations were based on the fund's average monthly net assets as follows:
Annualized Rate
On the first $1.5 billion             .50%

On the portion in excess of $1.5 to $3.0 billion               .45%

On the portion in excess of $3.0 billion to $4.5 billion       .43%

On the portion in excess of $4.5 billion to $6.0 billion       .41%

On the portion in excess of $6.0 billion                       .40%

SUB-ADVISER. On behalf of the money market fund, FMR has entered into a sub-advisory agreement with FTX pursuant to which FTX has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement, dated March 1, 1994, which was approved by shareholders on February 16, 1994, FMR pays FTX fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FTX are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. On behalf of the money market fund, for fiscal 1996, 1995, and 1994, FMR paid FTX fees of $779,003, $690,183, and $304,933, respectively.
STOCK FUNDS. FMR is each stock fund's manager pursuant to management contracts dated March 1, 1994, which were approved by shareholders on February 16, 1994.
For the services of FMR under the contract, each fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $393 billion of group net assets
- - the approximate level for February 1996 - was .3074%, which is the weighted average of the respective fee rates for each level of group net assets up to $393 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

   Average Group   Annualized   Group Net   Effective Annual
 Assets             Rate         Assets     Fee Rate

0 - $  3 billion     .5200%    $ 0.5 billion   .5200%

3 -    6             .4900     25              .4238

6 -     9            .4600     50              .3823

9 -   12             .4300     75              .3626

12 -  15             .4000     100             .3512

15 -  18             .3850     125             .3430

18 -  21             .3700     150             .3371

21 -  24             .3600     175             .3325

24 -  30             .3500     200             .3284

30 -  36             .3450     225             .3253

36 -  42             .3400     250             .3223

42 -  48             .3350     275             .3198

48 -  66             .3250     300             .3175

66 -  84             .3200     325             .3153

84 -  102            .3150     350             .3133

102 -  138           .3100

138 -  174           .3050

174 -  228           .3000

228 -  282           .2950

282 -  336           .2900

          Over 336   .2850

Prior to March 1, 1994, the group fee rate was based on a schedule with breakpoints ending at .3100% for average group assets in excess of $102 billion. The group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. Each fund's current management contract reflects these extensions of the group fee rate schedule.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $210 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 174 - $210 billion   .3000%        $ 150 billion   .3371%

 210 -  246           .2950          175            .3325

 246 - 282            .2900          200            .3284

 282 - 318            .2850          225            .3249

 318 - 354            .2800          250            .3219

 354 - 390            .2750          275            .3190

 390 - 426            .2700          300            .3163

 426 - 462            .2650          325            .3137

 462 - 498            .2600          350            .3113

 498 - 534            .2550          375            .3090

 Over 534             .2500          400            .3067

                                     425            .3046

                                     450            .3024

                                     475            .3003

                                     500            .2982

                                     525            .2962

                                     550            .2942

The individual fund fee rate is .30%. Based on the average group net assets of funds advised by FMR for February 1996, the annual management fee rate would be calculated as follows:
Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

 .3074%           +     .30%                       =     .6074%

One twelfth (1/12) of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
FEES COLLECTED BY FMR. The table on page provides information about the management fees payable to FMR under the management contracts in effect for the last three fiscal periods. The column entitled "Gross Management Fees" provides the dollar amount of management fees provided for under those contracts. The column entitled "Reimbursements by FMR" lists the sum of any fees and other expenses of the fund that FMR effectively assumed by reimbursing the funds for those expenses, as discussed below. Expense reimbursements represent reductions of FMR's revenues from the funds. The column entitled "Net Fees" represents the gross management fees payable to FMR, less the amount of fee and expense reimbursements by FMR during the period.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinarily expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield (money market fund) and repayment of the reimbursement by each fund will lower its total returns and yield (money market fund).
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that a fund's aggregate annual operating expenses exceed specified percentages of its average net assets. In connection with the expense limitation regulations, each fund has received an order which permits excluding from aggregate operating expenses a portion of its transfer and shareholder's servicing agent fees and out-of-pocket expenses. The applicable percentages are 2% of the first $30 million, 2% of the next $70 million, and 1% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, a fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investments in foreign securities. In addition, the fund has agreed to a condition imposed by the State of California which requires certain funds, for purposes of the expense limitation regulations, to include in aggregate operating expenses all expenses incurred in connection with the acquisition, retention, and disposal of gold, including brokerage commissions. Also, FMR voluntarily limits expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses of each fund to 2% of average net assets.
1MANAGEMENT FEES
<UNDEF>
      Fiscal 1996   Fiscal 1995   Fiscal 1994




              Gross       Expense        Net Fees    Gross       Expense        Net Fees   Gross       Expense        Net Fees
              Management  Limitation                 Management  Limitation                Management  Limitation
              Fees        Reimbursements             Fees        Reimbursements            Fees        Reimbursements

Air
Transportation $ 425,938   $ --           $ 425,938   $ 58,574    $ 35,895       $ 22,679   $ 111,986   $ --           $ 111,986

American Gold  2,155,590   --             2,155,590   2,170,533   --             2,170,533  1,968,132   --             1,968,132

Automotive     363,327     --             363,327     628,194     --             628,194    842,489     --             842,489

Biotechnology  3,676,822    --            3,676,822A  2,565,447   --             2,565,447  3,444,469   --             3,444,469

Brokerage and
Investment     204,478      --            204,478A    188,068     111,215        76,853     434,585     --             434,585
Management

Chemicals      481,260       --           481,260     888,515     --             888,515    172,586     --             172,586

Computers      2,922,505    --            2,922,505   818,112     --             818,112    260,092     --             260,092

Construction
and Housing    258,650           --       258,650     251,922     --             251,922    266,225     --             266,225

Consumer
Products       219,534        --          219,534A    49,334      25,374         23,960     56,196      13,001         43,195

Defense and
Aerospace      131,560     --             131,560A    32,632      75,680         --         29,101      48,710         --

Developing
Communications 2,034,963      --          2,034,963   1,383,242   --             1,383,242  1,112,057   --             1,112,057

Electronics    5,626,255      --          5,626,255   967,445     --             967,445    340,672     --             340,672

Energy         691,768        --          691,768     646,577     --             646,577    790,258     --             790,258

Energy Service 983,400        --          983,400     369,132     --             369,132    588,460     --             588,460

Environmental
Services       195,326       --           195,326     277,824     --             277,824    354,982     --             354,982

Financial
Services       1,203,738    --            1,203,738   671,165     --             671,165    1,053,341   --             1,053,341

Food and
Agriculture    1,286,233     --           1,286,233   577,884     --             577,884    687,792     --             687,792

Health Care    6,868,340     --           6,868,340   3,999,219   --             3,999,219  3,460,974   --             3,460,974

Home Finance   2,401,434    --            2,401,434   1,238,263   --             1,238,263  1,403,951   --             1,403,951

Industrial
Equipment      623,645        --          623,645     767,043     --             767,043    368,162     --             368,162

Industrial
Materials      777,296      --            777,296     1,097,939   --             1,097,939  217,293     --             217,293

Insurance      129,061     --             129,061     64,796      --             64,796     140,010     --             140,010

Leisure        486,216     --             486,216     452,572     --             452,572    553,372     --             553,372

Medical
Delivery       1,208,374   --             1,208,374   1,329,801   --             1,329,801  667,707     --             667,707

Money Market   1,558,005   --             1,558,005   1,380,366   --             1,380,366  609,866     --             609,866

Multimedia     587,354     --             587,354     195,423     --             195,423    394,337     --             394,337

Natural Gas    431,858     --             431,858     478,146     --             478,146    243,289     --             243,289

Paper and Forest
Products       355,643     --             355,643     348,896     --             348,896    171,761     --             171,761

Precious Metals
and Minerals   2,345,736   --             2,345,736   2,704,371   --             2,704,371  2,378,390   --             2,378,390

Regional Banks 1,410,233   --             1,410,233   892,544     --             892,544    1,251,566   --             1,251,566

Retailing      226,958     --             226,958     377,628     --             377,628    359,512     --             359,512

Software and Computer
Services       1,899,182   --             1,899,182   1,132,169   --             1,132,169  1,077,770   --             1,077,770

Technology     2,349,322   --             2,349,322   1,278,290   --             1,278,290  1,025,784   --             1,025,784

Telecommunicat
ions           2,590,151   --             2,590,151   2,320,344   --             2,320,344  2,219,724   --             2,219,724

Transportation 66,606      15,090         51,516A     79,035      --             79,035     66,064      --             66,064

Utilities
Growth         1,615,924   --             1,615,924   1,391,823   --             1,391,823  1,945,321   --             1,945,321


A During the period, FMR issued a one-time credit reducing management fees. The amount of the credit issued to the respective funds was: Biotechnology $503,762; Brokerage and Investment Management $79,974; Consumer Products $22,835; Defense and Aerospace $24,455; and Transportation $7,559. SUB-ADVISERS. On behalf of the stock funds (except American Gold Portfolio), FMR has entered into sub-advisory agreements with FMR U.K., and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers. FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
For providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
The table below shows the fees paid to the sub-advisers for providing investment advice and research services on behalf of certain of the funds for fiscal 1996, 1995 and 1994.
For the fiscal years ended 1996, 1995, and 1994, no fees were paid by FMR to the sub-advisers on behalf of the funds for providing discretionary investment management or executing portfolio transactions.
FEES PAID BY FMR TO FOREIGN SUB-ADVISERS



FUND             FEES PAID BY FMR TO FMR U.K.                      FEES PAID BY FMR TO FMR FAR EAST

                 FISCAL 1996      FISCAL 1995   FISCAL 1994         FISCAL 1996                         FISCAL 1995   FISCAL 1994

Air
Transportation   $ 7,281          $ 1,184       $ 537               $ 7,977                             $ 141         $ 901

Automotive       2,829            1,021         443                 3,065                               1,953         722

Biotechnology    43,136           14,099        870                 45,732                              --            1,205

Brokerage and
Investment       1,737            2,134         4,308               1,873                               5,666         --
Management

Chemicals        4,067            9,005         624                 4,360                               1,430         1,065

Computers        44,800           1,071         950                 48,650                              6,480         1,564

Construction
and Housing      --               9             74                  --                                  61            118

Consumer
Products         477              256           76                  521                                 3             126

Defense and
Aerospace        323              23            --                  367                                 --            --

Developing
Communications  31,635            21,581        5,519               35,287                              683           9,352

Electronics      50,403           957           813                 59,693                              7,701         1,346

Energy           14,746           12,700        4,003               15,810                              --            6,620

Energy Service   8,516            968           107                 9,360                               --            149

Environmental
Services         1,469            2,261         1,063               1,640                               3             1,722

Financial
Services         --               907           3,965               --                                  855           6,418

Food and
Agriculture     2,915             2,898         2,440               3,087                               204           4,052

Health Care     62,044            18,349        8,184               66,180                              --            14,628

Home Finance    --                9             --                  --                                  61            --

Industrial
Equipment      787                41            --                  907                                 52            --

Industrial
Materials      10,004             7,396         1,003               11,002                              --            1,368

Insurance      34                 --            1,776               40                                  --            3,405

Leisure        5,700              1,372         1,482               6,340                               501           2,493

Medical
Delivery       --                 --            412                 --                                  --            701

Multimedia     6,935              626           1,263               7,504                               296           2,180

Natural Gas    1,012              2,100         235                 1,005                               360           286

Paper and
Forest Products 2,270             2,521         1,060               2,457                               34            1,545

Precious Metals
 and Minerals  118,405            107,341       36,622              126,271                             23,056        64,331

Regional Banks --                 --            57                  --                                  --            79

Retailing      585                107           --                  632                                 --            --

Software and
Computer
Services       5,397              7,534         3,912               6,305                               115           7,125

Technology     36,101             3,283         4,764               39,503                              7,604         7,869

Telecommuni
cations        53,688             38,500        11,670              57,717                              5,830         18,896

Transportation 289                657           93                  310                                 248           138

Utilities
Growth         4,286              2,167         1,182               4,379                               176           1,966


CONTRACTS WITH FMR AFFILIATES
FSC is transfer, dividend disbursing, and shareholder servicing agent for each fund. FSC receives annual account fees and asset-based fees based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives annual account fees and asset-based fees based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. For the stock funds, the asset-based fees are subject to adjustment if the year-to-date total return of the Standard & Poor's 500 exceeds a positive or negative 15%. FSC also collects small account fees from certain accounts with balances of less than $2,500. FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements.
FSC also performs the calculations necessary to determine each fund's net asset value per share and dividends, and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, .1000% for the first $500 million of average net assets and .0500% for average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year.
The table below shows the fees paid to FSC for pricing and bookkeeping services, including related out-of-pocket expenses during each fund's last three fiscal years.
      PRICING AND BOOKKEEPING FEES

      FISCAL 1996                    FISCAL 1995   FISCAL 1994

Air Transportation                    $ 73,290   $ 45,044    $ 45,503

American Gold                          351,847    351,263    316,381

Automotive                             60,082     101,598    135,527

Biotechnology                          527,898    427,062    537,640

Brokerage and Investment Management    47,818     45,614     74,109

Chemicals                              78,925     144,351    46,188

Computers                              454,150    132,274    52,178

Construction and Housing               49,539     49,640     52,429

Consumer Products                      59,535     45,039     45,448

Defense and Aerospace                  47,698     45,035     45,439

Developing Communications              333,332    223,703    178,709

Electronics                            651,136    159,153    56,600

Energy                                 112,800    116,560    115,301

Energy Service                         160,802    61,676     95,263

Environmental Services                 47,732     49,038     57,311

Financial Services                     196,984    108,517    169,723

Food and Agriculture                   210,607    93,455     111,592

Health Care                            738,412    593,155    543,706

Home Finance                           382,635    200,207    225,185

Industrial Equipment                   102,205    123,986    67,846

Industrial Materials                   127,391    177,982    55,728

Insurance                              47,689     45,049     45,505

Leisure                                79,740     73,182     89,132

Medical Delivery                       197,086    217,243    111,491

Money Market                           99,064     100,919    81,066

Multimedia                             96,559     45,584     72,219

Natural Gas                            70,811     77,295     46,258

Paper and Forest Products              62,846     62,045     50,532

Precious Metals and Minerals           383,741    431,938    381,783

Regional Banks                         231,139    144,275    200,635

Retailing                              47,630     67,016     59,935

Software and Computer Services         307,359    188,418    180,104

Technology                             378,688    206,675    164,841

Telecommunications                     418,462    380,164    355,887

Transportation                         47,681     45,053     45,464

Utilities Growth                       264,628    225,235    312,148

FSC also receives fees for administering each fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. The table below shows the securities lending fees paid by certain of the funds to FSC during each fund's last three fiscal years.

                                 SECURITIES LENDING FEES

                                 FISCAL 1996               FISCAL 1995   FISCAL 1994

American Gold                    $ 3,985                   $ --          $ --

Biotechnology                     10,900                    12,005        9,770

Chemicals                         180                       690           275

Computers                         11,060                    --            --

Electronics                       12,190                    3,015         335

Energy                            1,115                     230           185

Energy Service                    380                       595           140

Financial Services                305                       --            660

Food And Agriculture              --                        --            649

Health Care                       12,373                    20,600        22,430

Industrial Materials              2,065                     400           145

Medical Delivery                  3,795                     2,120         4,240

Paper and Forest Products         375                       230           --

Precious Metals And Minerals      325                       50            295

Retailing                         2,010                     3,535         1,335

Software And Computer Services    5,525                     4,245         7,660

Technology                        11,840                    --            --

Telecommunications                11,295                    5,140         2,420

Utilities Growth                  120                       140           290


The aggregate exchange fees retained by FSC during fiscal 1996, 1995, and 1994 amounted to $4,400,274, $2,942,608, and $4,248,878, respectively.
Currently, FSC is credited with a $7.50 exchange fee for each exchange from a stock fund, including each exchange from a stock fund to another Fidelity fund. The funds are credited with redemption fees, the amounts of which are based on the length of time shares are held in an equity fund prior to redemption.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FDC.
For fiscal 1996, 1995, and 1994, FDC collected, in the aggregate, $560,711, $657,652, and $1,507,482, respectively, of deferred sales charges from the total value of shares redeemed by shareholders in all funds and from the Select Cash Reserves Account. On October 12, 1990, the fund's 2% sales charge was increased to 3% and the 1% deferred sales charge was eliminated. For fiscal 1996, 1995, and 1994, FDC collected in the aggregate, $71,957,898, $33,024,875, and $47,390,126, respectively of front-end sales charges.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Select Portfolios is an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. Subsequent to the reorganization of certain funds of the trust on October 26, 1990, Automation and Machinery Portfolio, Life Insurance Portfolio, and Restaurant Industry Portfolio no longer exist. Also due to the reorganization, Capital Goods Portfolio was renamed "Industrial Technology Portfolio," and Property and Casualty Insurance Portfolio was renamed "Insurance Portfolio." Subsequent to an additional reorganization on February 25, 1994, Electric Utilities Portfolio no longer exists.
On August 3, 1994 Utilities Portfolio was renamed "Utilities Growth
Portfolio."
On April 30, 1994, Broadcast and Media Portfolio was renamed "Multimedia Portfolio."
On February 17, 1993, Savings and Loan Portfolio was renamed "Home Finance Portfolio."
On June 29, 1992, Industrial Technology Portfolio was renamed "Industrial Equipment Portfolio."
On June 14, 1990, Housing Portfolio was renamed "Construction and Housing Portfolio."
On July 10, 1987, Health Care Delivery Portfolio was renamed "Medical Delivery Portfolio."
On July 29, 1985, Leisure and Entertainment Portfolio was renamed "Leisure Portfolio."
Currently there are thirty-six funds of the trust. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and the funds will continue indefinitely. Each fund may invest all of its assets in another investment company.
CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of the stock funds. The Bank of New York, 110 Washington Street, New York, New York is custodian of the assets of the money market fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Bank of New York (stock funds only) and Chemical Bank, each headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions. FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the stock funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships. AUDITOR. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts, serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
LITIGATION. In December 1995, several individuals who purchased shares of Apple Computer Inc. ("Apple") in September 1995 filed complaints in the United States District Court in Boston against Select Technology Portfolio, Select Computers Portfolio, FMR, FMR Corp. and Harry Lange, the funds' portfolio manager. The complaints allege that, in violation of a federal securities law, the funds' portfolio manager made misleading statements regarding Apple and the funds' holdings of Apple. Plaintiffs seek to have the complaints certified as a class action on behalf of specified purchasers of Apple shares. The defendants deny the allegations in the complaints and intend to defend the lawsuits vigorously.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended February 29, 1996 are included in the funds' Annual Report, which is a separate report supplied with this Statement of Additional Information. Each fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S COMMERCIAL PAPER RATINGS:
Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for payment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
Leading market positions in well established industries.
High rates of return on funds employed.
Conservative capitalization structures with moderate reliance on debt and ample asset protection.
Broad margins in earning coverage of fixed financial charges and with high internal cash generation.
Well established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS:
A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
Moody's applies numerical modifiers, 1, 2, and 3 in the generic rating classification for Aa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
DESCRIPTION OF STANDARD & POOR'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree. The rating AA may be modified by the addition of a plus or minus to show relative standing within the major rating category.


PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a) Not applicable.
 (b) Exhibits.
 (1)(a) Amended and Restated Declaration of Trust, dated April 14, 1994, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 48.
 (2) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File no. 2-50318) Post-Effective Amendment No. 87.
 (3) Not applicable.
 (4) Not applicable.
 (5)(a) Management Contracts, dated March 1, 1994, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Industrial Technology), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth (formerly Utilities), and Money Market Portfolios and Fidelity Management & Research Company, are incorporated herein by reference to Exhibit Nos. 5(a)(1-36) of Post-Effective Amendment No. 48.
     (b) Sub-Advisory Agreements, dated March 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., respectively, with respect to the Registrant's Air Transportation, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Industrial Technology), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios, are incorporated herein by reference to Exhibit Nos. 5(b)(1-34) of Post-Effective Amendment No. 48.
      (c) Sub-Advisory Agreement, dated January 1, 1990, between Fidelity Management & Research Company and FMR Texas Inc. with respect to the Money Market Portfolio, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 51.
      (d) Management Contract, dated January 16, 1997, between Cyclical Industries Portfolio and Fidelity Management & Research Company, is filed herein as Exhibit 5(d).
      (e) Management Contract, dated January 16, 1997, between Natural Resources Portfolio and Fidelity Management & Research Company, is filed herein as Exhibit 5(e).
      (f) Form of Sub-Advisory Agreement, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to
Exhibit 5(f) of Post-Effective Amendment No. 55.
      (g) Form of Sub-Advisory Agreement, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 55.
      (h) Form of Sub-Advisory Agreement, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to
Exhibit 5(h) of Post-Effective Amendment No. 55.
      (i) Form of Sub-Advisory Agreement, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 55.
 (6)(a) General Distribution Agreements, dated April 1, 1987, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit Nos. 6(a)(1-31) of Post-Effective Amendment No. 51.
     (b) Amendment to General Distribution Agreements, dated January 1, 1988, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Industrial Equipment (formerly Capital Goods), Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(b) of Post-Effective Amendment No. 51.
     (c) General Distribution Agreement, dated June 29, 1989, between the Registrant's Environmental Services Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 51.
     (d) General Distribution Agreement, dated June 14, 1990, between the Registrant's Consumer Industries (formerly Consumer Products) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(d) of Post-Effective Amendment No. 51.
     (e) General Distribution Agreement, dated June 14, 1990 between the Registrant's Developing Communications Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 51.
     (f) General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 46.
     (g) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 50.
     (h) General Distribution Agreement, dated April 1, 1987, between the Registrant's Industrial Equipment (formerly Capital Goods) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(h) of Post-Effective Amendment No. 54.
     (i) Form of General Distribution Agreement, between Cyclical Industries Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 55.
     (j) Form of General Distribution Agreement, between Natural Resources Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 55.
     (k) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of each Fidelity Select Portfolio except Fidelity Select Natural Gas Portfolio, Fidelity Select Cyclical Industries Portfolio, and Fidelity Select Natural Resources Portfolio and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendement No. 57.
     (l) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of Fidelity Select Natural Gas Portfolio and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendement No. 57.
     (m) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(m).
     (n) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) is filed herein as Exhibit 6(n).
 (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 54.
     (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995, is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
 (8)(a) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Cyclical Industries and Natural Resources Portfolios is incorporated herein by reference to
Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
     (b) Appendix A, dated January 18, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Cyclical Industries and Natural Resources Portfolios is incorporated herein by reference to Exhibit 8(d) of Fidelity Investment Trust's Post-Effective Amendment No. 65 (File No. 2-90649).
     (c) Appendix B, dated May 16, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Cyclical Industries and Natural Resources Portfolios is incorporated herein by reference to Exhibit 8(e) of Fidelity Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
     (d) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to
Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
     (e) Appendix A, dated May 16, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(e) of Post-Effective Amendment No. 57.
     (f) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
     (g) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated February 12, 1996, is incorporated herein by reference to
Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (i) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated November 13, 1995, is incorporated herein by reference to
Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (k) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (l) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated July 14, 1995, is incorporated herein by reference to
Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (m) Form of Custodian Agreement and Appendix B and C, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 57.
     (n) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 57.
     (o) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 57.
     (p) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to
Exhibit 8(p) of Post-Effective Amendment No. 57.
 (9) Not applicable.
 (10) Not applicable.
 (11) Consent of Price Waterhouse LLP is filed herein as Exhibit 11.
 (12) Not applicable.
 (13) Not applicable.
 (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (15) Not applicable.
 (16)(a) Schedules for the computation of performance calculations and yield calculations for Select Natural Gas Portfolio and Select Money Market Portfolio on behalf of the trust were filed as Exhibit 16(a) of Post-Effective Amendment No. 51.
       (b) A schedule for the computation of a moving average for Select Insurance Portfolio on behalf of the equity portfolios in the trust was filed as Exhibit 16(b) of Post-Effective Amendment No. 51.
 (17) Not applicable.
 (18) Not applicable.
Item 25. Persons Controlled by or under Common Control with Registrant
 The Board of Trustees of the Registrant is substantially the same as the boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities  January 31, 1997
Title of Class: Shares of Beneficial Interest
Title of Class Number of Record Holders
Air Transportation Portfolio                    5,599

American Gold Portfolio                         26,680

Automotive Portfolio                            7,041

Biotechnology Portfolio                         63,285

Brokerage and Investment Management Portfolio   11,213

Chemicals Portfolio                             11,717

Computers Portfolio                             49,604

Construction and Housing Portfolio              2,313

Consumer Industries Portfolio                   1,788

Cyclical Industries Portfolio                   0

Defense and Aerospace Portfolio                 7,063

Developing Communications Portfolio             29,718

Electronics Portfolio                           108,229

Energy Portfolio                                22,114

Energy Service Portfolio                        42,321

Environmental Services Portfolio                5,117

Financial Services Portfolio                    24,212

Food and Agriculture Portfolio                  22,144

Health Care Portfolio                           88,547

Home Finance Portfolio                          55,541

Industrial Equipment Portfolio                  5,129

Industrial Materials Portfolio                  4,623

Insurance Portfolio                             2,599

Leisure Portfolio                               9,192

Medical Delivery Portfolio                      15,940

Money Market Portfolio                          29,829

Multimedia Portfolio                            6,152

Natural Gas Portfolio                           11,135

Natural Resources Portfolio                     0

Paper and Forest Products Portfolio             2,891

Precious Metals and Minerals Portfolio          26,994

Regional Banks Portfolio                        40,774

Retailing Portfolio                             6,602

Software and Computer Services Portfolio        38,110

Technology Portfolio                            39,877

Telecommunications Portfolio                    40,716

Transportation Portfolio                        1,275

Utilities Growth Portfolio                      18,951

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Managing Director of
                       FMR Corp.; Senior Vice President and Trustee of funds advised by FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K.; Vice President of FMR.



Stephen P. Jonas       Treasurer of FMR U.K., FMR, FMR (Far East) Inc.,
                       and FMR Texas Inc.; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Vice President and
                       Treasurer of FMR Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.



(3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR EAST) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FMR Texas Inc.



(4)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc., and FMR (U.K.) Inc.; Chairman of the
                       Executive Committee of FMR; President and
                       Chief Executive Officer of FMR Corp.;
                       Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Texas, FMR,
                       FMR (Far East) Inc., and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert H. Auld         Vice President of FMR Texas.



Leland C. Barron       Vice President of FMR Texas and of funds
                       advised by FMR.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Sarah H. Zenoble       Vice President of FMR Texas and of Money
                       Market funds advised by FMR.



Stephen P. Jonas       Treasurer of FMR Texas, FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians The Bank of New York, 110 Washington Street, New York, N.Y. and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services
  Not applicable.
Item 32. Undertakings
(a) The Registrant undertakes to file a Post-Effective Amendment, using financial statements for Cyclical Industries Portfolio and Natural Resources Portfolio, which need not be certified, within six months of the funds' effectiveness, unless permitted by the SEC to extend this period.
(b) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, and Natural Resources Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and
(2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
(c) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 24th day of February 1997.
      FIDELITY SELECT PORTFOLIOS
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           February 24, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       February 24, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         February 24, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         February 24, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         February 24, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         February 24, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         February 24, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         February 24, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         February 24, 1997

Marvin L. Mann



/s/William O. McCoy        **        Trustee                         February 24, 1997

William O. McCoy



/s/Gerald C. McDonough  **           Trustee                         February 24, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         February 24, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk